Registration Statement No. 333-94779

811-09215

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-6

FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 3

And/Or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 5 to

______________

THE TRAVELERS FUND UL III FOR VARIABLE LIFE INSURANCE
(Exact name of Registrant)

THE TRAVELERS INSURANCE COMPANY
(Name of Depositor)

P.O. Box 990026, Hartford, Connecticut 06199-0026
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, including area code: 860-277-0111

ERNEST J. WRIGHT
The Travelers Insurance Company
P.O. Box 990026
Hartford, Connecticut 06199-0026

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ N/A ]	immediately upon filing pursuant to paragraph (b)
[ N/A ]	on [ date ] pursuant to paragraph (b)
[ N/A ]	_____ days after filing pursuant to paragraph (a)(1)
[ X ]	on May 1, 2003 pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

_____   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a) may determine.

PART A

Information Required in a Prospectus

TRAVELERS CORPORATE OWNED VARIABLE UNIVERSAL LIFE
INSURANCE 2000 POLICY PROSPECTUS

May 1, 2003

Flexible Premium Variable Life Insurance Policies

Issued by:
The Travelers Insurance Company — The Travelers Fund UL III for Variable Life Insurance

This prospectus describes information you should know before you purchase Travelers Corporate Owned Variable Universal Life Insurance (the Policy). Please be aware that this is a prospectus, which highlights many Policy provisions and communicates the Policy’s primary features. Some policy features may not be available in some states and there may be variations in your Policy from descriptions contained in this prospectus because of differences in state law that affect the Policies. We use certain terms throughout this prospectus, which are defined in Appendix A. The language of the Policy itself determines your rights and obligations under the Policy.

As a life insurance policy, the Policy is a contract between you and the Company. The Policy is designed for corporations and employers to provide insurance protection on the life of Insured employees and to build Contract Value. The Policy has a minimum Stated Amount of $50,000 and a minimum Target Premium of $100,000. You agree to make sufficient Premium Payments to the Company and the Company agrees to pay a Death Benefit to your Beneficiary after the death of the Named Insured (Insured). Premium Payments are flexible in both frequency and amount. You can build Contract Value by investing in a variety of Investment Options, which, in turn, invest in professionally managed Mutual Funds (the Funds). A fixed rate option (the Fixed Account) is also available. Except for amounts in the Fixed Account, the value of your Policy will vary based on the performance of the Funds you select.

Replacing any existing life insurance policy with this Policy may not be to your advantage.

THE POLICY AND THE INVESTMENT OPTIONS:

    ARE NOT FDIC INSURED

    ARE NOT DEPOSITS OF ANY BANK

    ARE NOT ENDORSED BY OR GUARANTEED BY ANY BANK OR GOVERNMENT AGENCY

    MAY GO DOWN IN VALUE

To learn more about the Policy you can request a copy of the Statement of Additional Information (“SAI”) dated May 1, 2003. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity, One Cityplace, Hartford, Connecticut 06103-3415, call 1-800-842-9406 or access the SEC’s website (http://www.sec.gov).

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Summary of Principal Policy Benefits and Risks
Policy Summary
Principal Policy Benefits
Principal Policy Risks
Fund Company Risks
Fee Tables
Transaction Fees
Periodic Charges other than Fund Operating Expenses
Charges for Optional Riders
Fund Fees and Expenses
Description of the Insurance Company, Separate Account and Funds
The Insurance Company
The Separate Account and its Investment Options
The Funds
Voting Rights
Conflicts of Interest
The Fixed Account
Policy Charges and Deductions
Charges Against Premium
Charges Against Contract Value
Charges Against the Separate Account
Fund Charges
Modification, Reserved Rights, and Other Charges
Policy Description
Applying for a Policy
Right to Cancel (free look period)
Tax Free ‘Section 1035’ Exchanges
Ownership/Policy Rights
Policy Changes
Premiums
Amount, Frequency and Duration of Premium Payments
Allocation of Premium Payments
Values Under Your Policy
Contract Value
Investment Option Valuation
Fixed Account Valuation
Loan Account Valuation

Transfers
Transfer of Contract Value
Transfer of Contract Value from the Fixed Account to the Investment Options
Transfer of Contract Value from the Investment Options to the Fixed Account
Death Benefit
Death Benefit Examples
Changing the Death Benefit Option
Paying the Death Benefit and Payment Options
Benefits at Maturity
Other Benefits
Exchange Option
Riders
Policy Surrenders
Full Surrender
Partial Surrender
Policy Loans
Loan Conditions
Effects of Loans
Lapse and Reinstatement
Lapse
Grace Period
Lapse Protection Guarantee Rider
Reinstatement
Federal Tax Considerations
Potential Benefits of Life Insurance
Tax Status of the Policy
Tax Treatment of Policy Benefits
Other Tax Considerations
Insurable Interest
The Company’s Income Taxes
Alternative Minimum Tax
Other Policy Information
Payment and Suspension of Valuation
Policy Statements
Limits on Right to Contest and Suicide Exclusion
Misstatement as to Sex and Age
Policy Changes
Distribution
Emergency Procedures
Legal Proceedings
Financial Statement
Experts
Appendix A: Glossary of terms used throughout this prospectus
Appendix B: Illustrations
Appendix C: Target Premiums per $1,000 of Stated Amount
Appendix D: Cash Value Accumulation Test Factors

SUMMARY OF PRINCIPAL POLICY BENEFITS AND RISKS

This section provides a summary of the Policy and the Principal Policy Benefits and Risks. You should read the entire prospectus before purchasing the Policy. Important details regarding the Policy are contained in other sections of this prospectus.

Policy Summary

Travelers Corporate Owned Variable Universal Life Insurance 2000 is both an insurance product and a security. The Policy is first and foremost a life insurance Policy with Death Benefits, Contract Values, and other features traditionally associated with life insurance. To provide these benefits to you, we deduct amounts from your Premium Payments and Policy assets to pay insurance costs, sales and Policy expenses. The Policy is a security because the Contract Value and, under certain circumstances, the Amount Insured and Death Benefit may increase and decrease based on the performance of the Investment Options you select.

Principal Policy Benefits

    Death Benefit

    We will pay your Beneficiary a Death Benefit after the death of the Insured while this Policy is in effect. There are two primary amounts involved in determining the Death Benefit under this Policy. First, when you apply for your Policy you will state the amount of life insurance coverage (the Stated Amount) that you wish to purchase on the Insured. Second, for a Policy to qualify as life insurance under federal tax law, it must provide a minimum amount of insurance in relation to the Contract Value of your Policy (the Minimum Amount Insured). Generally, the Contract Value of your Policy is the sum of the values in the Investment Options and the Fixed Account, plus your Loan Account Value.

    In addition to choosing the Stated Amount, you must also choose a Death Benefit option. There are three Death Benefit options available:

      Option 1 – Level Option: the Death Benefit will be the greater of (i) the Stated Amount or (ii) the Minimum Amount Insured on the Insured’s date of death.
      Option 2 – Variable Option: the Death Benefit will be the greater of (i) the Stated Amount plus the Contract Value of the Policy or (ii) the Minimum Amount Insured on the Insured’s date of death
      Option 3 – Annual Increase Option: the Death Benefit will be the greater of:
1.	(a) plus (b) where: (a) is the Stated Amount as of the Insured’s date of death; and (b) is the greater of zero and the lessor of (i) and (ii) where (i) is the Option 3 maximum increase shown on the Policy Summary and (ii) is the total premium payments less any partial surrenders: OR

2.	the Minimum Amount Insured on the Insured’s date of death.

    The Death Benefit may be increased or decreased by changes in the Stated Amount, surrenders and outstanding loans and charges.

    Policy Surrenders (Withdrawals)

    You may withdraw some or all of your money from your Policy (applicable charges and fees).

    Policy Loans

    You may borrow against your Policy using your Policy as collateral.

    The Investment Options and the Corresponding Funds

    You may select from a wide variety of Investment Options listed below. Each Investment Option invests directly in a professionally managed Fund. You may transfer Contract Value among any of the Investment Options and the Fixed Account while continuing to defer current income taxes.

EMERGING MARKETS	LARGE CAP (cont.)
Credit Suisse Emerging Markets Portfolio	Alliance Growth & Income Portfolio — Class B
INTERNATIONAL	Alliance Premier Growth Portfolio — Class B
Lazard International Stock Portfolio	American Funds Growth Fund — Class 2
Putnam VT International Growth Fund — Class IB	American Funds Growth — Income Fund — Class 2
Shares	Capital Appreciation Fund (Janus)
Scudder VIT EAFE Equity Index Fund	Dreyfus VIF Appreciation Portfolio — Initial Shares
Smith Barney International All Cap Growth Portfolio	Equity Income Portfolio (Fidelity)
Templeton Foreign Securities Fund — Class 2	Equity Index Portfolio — Class I
GLOBAL	Fidelity VIP Contrafund® Portfolio — Service Class 2
American Funds Global Growth Fund — Class 2	Large Cap Portfolio (Fidelity)
Janus Aspen Series Worldwide Growth Portfolio —	MFS Research Portfolio
Service Shares	Salomon Brothers Variable Investors Fund
TECHNOLOGY	Smith Barney Large Cap Growth Portfolio
Janus Aspen Series Global Technology Portfolio —	Social Awareness Stock Portfolio (Smith Barney)
Service Shares	Van Kampen Enterprise Portfolio
SMALL CAP	BALANCED
Dreyfus VIF Small Cap Portfolio	Fidelity VIP Asset Manager Portfolio — Initial Class
Franklin Small Cap Fund — Class 2	Janus Aspen Series Balanced Portfolio — Service Shares
Putnam VT Small Cap Value Fund — Class IB Shares	MFS Total Return Portfolio
Scudder VIT Small Cap Index Fund	Salomon Brothers Variable Total Return Fund
MID CAP/MULTI CAP	BOND
Fidelity VIP Mid Cap Portfolio — Service Class 2	PIMCO Total Return Portfolio — Administrative Class
MFS Emerging Growth Portfolio	Salomon Brothers Variable Strategic Bond Fund
MFS Mid Cap Growth Portfolio	Travelers Convertible Securities Portfolio
Pioneer Mid-Cap Value VCT Portfolio — Class II Shares	Travelers High Yield Bond Trust
Putnam VT Voyager II Fund — Class IB Shares	Travelers Quality Bond Portfolio
Salomon Brothers Variable Capital Fund	Travelers U.S. Government Securities Portfolio
Smith Barney Aggressive Growth Portfolio	MONEY MARKET
Smith Barney Fundamental Value Portfolio	Travelers Money Market Portfolio
Travelers Disciplined Mid-Cap Stock Portfolio	REAL ESTATE
LARGE CAP	Delaware VIP REIT Series — Standard Class
AIM Capital Appreciation Portfolio
Alliance Growth Portfolio

    The Fixed Account

    You may allocate Premium Payments and transfer Contract Value to the Fixed Account. The Fixed Account is credited interest at an effective annual rate guaranteed to be at least 3%. Transfers of Contract Value into or out of the Fixed Account are permitted subject to certain restrictions.

    Flexible Premium Payments

    After you make the initial Premium Payment, you may choose the amount and frequency of future Premium Payments, within certain limits.

    Payment Options

    You or your Beneficiary can choose from a variety of fixed and variable Payment Options (e.g., lump sum or various periodic payments) to receive the Policy Proceeds.

    Tax-Free Death Benefit

    Your Beneficiary may receive the Death Benefit free of income tax, and with properly structured ownership you can also avoid estate tax on the Death Benefit.

    Right to Cancel Period

    We urge you to examine your Policy closely. If, for any reason, you are not satisfied, you may return the Policy to us for a refund. You must return the Policy within the latest of:

      Ten days after the Policy was delivered to you; or
      Forty-five days after the date the application for this Policy was signed.
    Dollar-Cost Averaging

    Under this program, you invest the same amount of money at regular intervals, so you are buying more units when the market is down and fewer units when the market is high. The potential benefit is to lower your average cost per unit.

    Portfolio Rebalancing

    This program can help prevent a structured investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages for the Investment Options you most recently selected to shift. Under this program, you may instruct us to automatically reallocate values in your Policy periodically to help keep your investments properly aligned with your investment strategy.

    Exchange Option

    During the first two Policy Years you can exchange this Policy for a form of non-variable permanent individual life insurance (subject to certain restrictions).

Principal Policy Risks

    Poor Fund Performance

    The value of your Policy is tied to the investment performance of the Funds and allocation percentages you choose. If those Funds perform poorly, the value of your Policy will decrease. Since we continue to deduct charges from the Contract Value, if investment results are too low, the Cash Surrender Value of your Policy may fall to zero. In that case, the Policy will, after a grace period, terminate without value and insurance coverage will no longer be in effect.

    Adverse Tax Consequences

    There is a possibility that your Policy could be treated as a modified endowment contract (MEC) under federal tax laws. If this occurs, partial or full surrenders, as well as Policy loans, could incur taxes and tax penalties. In addition, if the Policy is not treated as a life insurance contract under federal tax laws, you will lose some or all of the potential tax advantages of purchasing and owning the Policy.

    Policy Lapse

    There is a risk that if partial surrenders, loans, and monthly deductions reduce your Cash Surrender Value to too low an amount and/or if the investment experience of your selected Investment Options is unfavorable, then your Policy could lapse. If your Policy lapses, then the Policy and all rights and benefits under it will terminate.

    Policy Withdrawal Limitations

    Full and Partial surrenders may be subject to a surrender charge. The minimum partial surrender amount is $500. Surrenders will reduce the Death Benefit, the Amount Insured and the Contract Value of the Policy. Federal income taxes and a penalty tax may apply to partial surrenders.

    Effects of Policy Loans

    A Policy loan, whether or not repaid, will affect your Policy’s Contract Value over time because we transfer the amount of the loan from the Investment Options and the Fixed Account to the Loan Account and hold it as collateral. As a result, the loan collateral does not participate in the investment results of the Investment Options or the interest credited to the Fixed Account. A Policy loan also reduces the Death Benefit proceeds and could make it more likely that a Policy will lapse.

    Policy is not Suited for Short-Term Investment

    We designed the Policy to meet long-term financial goals. You should not purchase this Policy to meet any short-term investment goals or if you think you will surrender all or part of your Policy in the short-term.

Fund Company Risks

    A comprehensive discussion of the risks of each Fund may be found in each Fund Company’s prospectus
    Each Fund has its own goal, investment objective and investment strategies that affect the risks associated with investing in that Fund

    A Fund always carries investment risks although some types carry more risk than others. Generally, the higher the potential return, the higher the risk of loss. Before you decide which Funds to choose, you should consider whether the goals and risks of a Fund are a good fit for your investment plan.

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy or surrender the Policy. The tables disclose the Maximum Guaranteed Charge, the Current Charge and where the amount of a charge depends on the Policy Owners characteristics, such as age or rating classification, the charge for a Sample Policy Owner.

Transaction Fees

Charge	When we Deduct the Charge	Amount Deducted*

Sales Expense Charge (includes Premium Tax Charge and Federal Deferred Acquisition Cost Charge)	Upon receipt of each Premium Payment	Current Charge:	In Policy Years 1-2: 10% of premium payments up to the Target Premium and 6% on premium payments in excess of the Target Premium: In Policy Years 3-7, 8% of premium payments up to the Target Premium and 4% on premium payments in excess of the Target Premium; In Policy Years 8+: 3.5% of all premium payments
		Guaranteed Charge:	In all Policy Years: 12% of premium payments up to the Target Premium and 8% on premium payments in excess of the Target Premium

Premium Tax Charge	Upon receipt of each Premium Payment	Current Charge:	2.25% of each Premium Payment (included in the Sales Expense Charge)
		Guaranteed Charge:	2.25% of each Premium Payment (included in the Sales Expense Charge)

Federal Deferred Acquisition Cost Charge	Upon receipt of each Premium Payment	Current Charge:	1.25% of each Premium Payment (included in the Sales Expense Charge)
		Guaranteed Charge:	1.25% of each Premium Payment (included in the Sales Expense Charge)

Surrender Charge	When you fully or partially surrender your Policy.	Current Charge:	No charge
		Guaranteed Charge:	No charge

Transfer Charge	When you transfer Cash Value among the Investment Options	Current Charge:	No charge
		Guaranteed Charge:	Up to six free transfers a year and then $10 per transfer thereafter

*	Current and Guaranteed charges may vary in certain states but will not exceed the Guaranteed charges shown above. The rates may vary depending on the age, gender, policy duration and the amount of insurance coverage. This rate may not be representative of the charge that a particular policy owner would pay. To obtain information on the rates/charges that would apply to you, please contact your agent or registered representative.

The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including Fund expenses.

Periodic Charges Other Than Fund Operating Expenses

Charge	When we Deduct the Charge	Amount Deducted

Cost of Insurance Charge (COI*)	Monthly on the Deduction Day	Current Charge:	Rates per $1000 of Insurance Risk for the First Year of Coverage: Minimum: $0.015319** Maximum: $6.254186***
		Guaranteed Charge:	Rates per $1000 of Insurance Risk for First Year of Coverage: Minimum: $0.0884**** Maximum: $9.0119***
		Sample Charge for a 43-year old non-smoking male (guaranteed issue)	Rates per $1000 of Insurance Risk for First Year of Coverage: Current: $0.061446 Guaranteed: $0.3365

Policy Administrative Expense Charges	Monthly on the Deduction Date	Current Charge:	$5.00
		Guaranteed Charge:	$10.00

Mortality and Expense Risk (M&E) Charge	Daily from the unloaned portion of the Contract Value	Current Charge:	0.20% on an annual basis of the amounts in the Investment Options for Policy Years 1-25 and 0.05% thereafter
		Guaranteed Charge:	0.75% on an annual basis for all Policy Years

Monthly Sales Expense Charge	Monthly for the first twenty (20) Policy Years and for (20) Policy Years following an increase in Stated Amount on the Deduction Date from unloaned portion of the Contract Value	Current Charge:	Rates per $1000 of Base Insurance Risk for First Year of Coverage: $0.10
		Guaranteed Charge:	Rates per $1000 of Base Insurance Risk for First Year of Coverage: $0.10

Cost of Policy Loans*****	Monthly from the Loan Account (charged in arrears)	Current Charge:	0.60% on an annual basis of the loan amount for the first ten (10) Policy Years, 0.50% for Policy Years eleven (11) to twenty-five (25), and 0.30% thereafter.
		Guaranteed Charge:	1.00% on an annual basis of the loan amount for all Policy Years

*	The current cost of insurance charges shown are for a preferred nonsmoker underwriting and risk class while the Guaranteed charges are based on the 1980 Commissioners Standard Ordinary (1980 CSOO Tables).
**	Sample charge for a 47-year-old female preferred non-smoker (any underwriting class).
***	Sample charge for an 80-year-old male smoker guaranteed issue.
****	Sample charge a 20-year-old female preferred non-smoker (any underwriting class).
*****	The Policy Loan cost reflects the difference between the loan interest rate charged and the loan interest rate credited (see the Policy Loans section for more information).

Charges for Optional Riders

Charge	When we Deduct the Charge	Amount Deducted

Insured Term Rider	Monthly on the Deduction Day	Current Charge:	Rates per $1000 of Insurance Risk for the First Year of Coverage: Minimum: $0.015319** Maximum: $6.254186***
		Guaranteed Charge:	Rates per $1000 of Insurance Risk for First Year of Coverage: Minimum: $0.0884**** Maximum: $9.0119***
		Sample Charge for a 43-year old non-smoking male (guaranteed issue)	Rates per $1000 of Insurance Risk for First Year of Coverage: Current: $0.061446 Guaranteed: $0.3365

**	Sample charge for a 47-year-old female preferred non-smoker (any underwriting class).
***	Sample charge for an 80-year-old male smoker guaranteed issue.
****	Sample charge a 20-year-old female preferred non-smoker (any underwriting class).

Fund Charges and Expenses

The next tables described the Fund fees and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund’s Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.

We receive payments from some of the Funds or their affiliates for providing administrative or other services for a Fund. These payments vary in amount and currently we receive fees at an annual rate of up to approximately 0.50% of the average net amount invested in a Fund on behalf of Travelers’ separate accounts. These payments by the Funds or their affiliates do not result in any charge to you in addition to the Total Operating Expenses disclosed for each Fund below.

The first table below shows the minimum and maximum fees and expenses charged by any of the Funds as of December 31, 2002. The second table shows each Fund’s fees and expenses as of December 31, 2002. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund. The Funds that are shaded in the table are not available to contracts dated after April 30, 2001.

Minimum and Maximum Total Annual Fund Operating Expenses as of December 31, 2002

	Minimum	Maximum

Total Annual Fund Operating Expenses (before any expense reimbursements)

Fund Fees and Expenses as of December 31, 2002 (unless otherwise indicated)

Funding Options:	Mgmt Fee (before expense reimbursement)	Distribution and Service (12b-1) Fees	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)	Total Net Annual Operating Expenses after any Contractual Waivers, Voluntary Waivers, Expense Credits and Reimbursements

Capital Appreciation Fund
High Yield Bond Trust
Money Market Portfolio (Travelers)
Alliance Variable Product Series Fund, Inc.
Growth and Income Portfolio — Class B*
Premier Growth Portfolio — Class B*
American Variable Insurance Series
Global Growth Fund — Class 2*
Growth Fund — Class 2*
Growth-Income Fund — Class 2*
Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio
Delaware VIP Trust
VIP REIT Series
Deutsche Asset Management VIT Funds
EAFE® Equity Index Fund
Small Cap Index Fund
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares
Small Cap Portfolio — Initial Shares
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2*
Templeton Foreign Securities Fund — Class 2*
Greenwich Street Series Fund
Equity Index Portfolio — Class I Shares
Fundamental Value Portfolio
Janus Aspen Series
Balanced Portfolio — Service Shares*
Global Technology Portfolio — Service Shares*
Worldwide Growth Portfolio — Service Shares*
PIMCO Variable Insurance Trust
Total Return Portfolio

Pioneer Variable Contracts Trust
Pioneer Mid-Cap Value VCT Portfolio — Class II*
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares*
Putnam VT Small Cap Value Fund — Class IB Shares*
Putnam VT Voyager II Fund — Class IB Shares*
Salomon Brothers Variable Series Fund Inc.
Capital Fund
Investors Fund
Strategic Bond Fund
Total Return Fund
The Travelers Series Trust
Convertible Securities Portfolio
Disciplined Mid Cap Stock Portfolio
Equity Income Portfolio
Large Cap Portfolio
Lazard International Stock Portfolio
MFS Emerging Growth Portfolio
MFS Mid Cap Growth Portfolio
MFS Research Portfolio
Social Awareness Stock Portfolio
Travelers Quality Bond Portfolio
U.S. Government Securities Portfolio
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio
Alliance Growth Portfolio
MFS Total Return Portfolio
Smith Barney Aggressive Growth Portfolio
Smith Barney International All Cap Growth Portfolio
Smith Barney Large Capitalization Growth Portfolio
Van Kampen Enterprise Portfolio
Variable Insurance Products Fund II
Asset Manager Portfolio — Initial Class
Contrafund® Portfolio — Service Class 2*
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2*

______________

*	The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

Notes

______________

*	Certain Funds’ investment advisers and/or service providers have voluntarily provided expense reductions and/or expenses limitations. As a result of these voluntary expense limitations, Total Annual Operating Expenses for these Funds were reduced. These voluntary expense limitations may be discontinued at any time. If such expense limitations are discontinued, current and /or future Total Annual Operating Expenses may be higher.

Description of the Company, Separate Account and Funds

The Insurance Company

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415. The Company is subject to Connecticut law governing insurance companies and is regulated by the Connecticut Commissioner of Insurance. The Company files an annual statement in a prescribed form with the Commissioner that covers the operations of the Company for the preceding year and its financial condition as of the end of such year. The Company’s books and assets are subject to review or examination by the Commissioner, and a full examination of its operations is conducted at least once every four years. In addition, the Company is subject to the insurance laws and regulations of any jurisdiction in which it sells its insurance Policies, as well as to various federal and state securities laws and regulations.

The Separate Account and its Investment Options

Under Connecticut law, The Travelers Insurance Company sponsors a separate account: The Travelers Fund UL III for Variable Life Insurance (Fund UL III). Separate accounts are primarily designed to keep policy assets separate from other company assets. Premium payments that you invest in the Investment Options are deposited in Fund UL III. The income, gains, and losses are credited to, or charged against Fund UL III without regard to the income, gains or losses from any other Investment Option or from any other business of the Company.

The Travelers Fund UL III for Variable Life Insurance was established on January 15, 1999 under the laws of Connecticut and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940 and qualifies as a “separate account.”

Fund UL III is divided into the various Investment Options to which you allocate your Premium Payments. Each Investment Option uses its assets to purchase shares of a corresponding Fund of the same name. Fund UL III purchases shares of the Funds at net asset value (i.e., without a sales charge) and receive all dividends and capital gains distributions from each Fund, and reinvests in additional shares of that Fund. Finally, the assets of Fund UL III may not be used to pay any liabilities of the insurance company other than those arising from the Policies, and the insurance company is obligated to pay all amounts promised to Policy Owners under the Policy.

The Funds

The Funds offered through this Policy are listed below. Some Funds may not be available in certain states. We may also add, withdraw or substitute Funds from time to time. Each Fund is registered under the Investment Company Act of 1940 as an open-end, management investment company. These Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Fund, and Policy Owners should not compare the two.

Each Fund has different investment objectives and risks. The Fund prospectuses contain more detailed information on each Fund’s investment strategy, investment advisers and its fees. You may obtain a Fund prospectus by calling ______________________ or through your insurance agent. We do not guarantee the investment results of the Funds.

Funding Option	Investment Objective	Investment Adviser/Subadviser

Capital Appreciation Fund	Seeks growth of capital through the use of common stocks. Income is not an objective. The Fund invests principally in common stocks of small to large companies which are expected to experience wide fluctuations in price in both rising and declining markets.	Travelers Asset Management International Company LLC (“TAMIC”) Subadviser: Janus Capital Corp.
High Yield Bond Trust	Seeks high current income. The Fund normally invests at least 80% of its assets in below investment-grade bonds and debt securities.	TAMIC
Money Market Portfolio	Seeks high current income from short-term money market instruments while preserving capital and maintaining a high degree of liquidity.	TAMIC
Alliance Variable Product Series Fund, Inc.
Growth & Income Portfolio — Class B	Seeks to achieve reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.	Alliance Capital Management, L.P. (“Alliance”)
Premier Growth Portfolio - Class B	Seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earning momentum.	Alliance Capital Management

Funding Option	Investment Objective	Investment Adviser/Subadviser

American Century Variable Products, Inc.
VP Ultra Fund	Seeks long-term capital growth by looking for stocks of large companies that the manager believes will increase in time, using a growth investment strategy developed by American Century.	American Century Investment Management, Inc.
American Variable Insurance Series
Global Growth Fund – Class 2	Seeks capital appreciation by investing primarily in common stock of companies located around the world.	Capital Research and Management Company
Growth Fund – Class 2	Seeks capital appreciation by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.	Capital Research and Management Company
Growth-Income Fund – Class 2	Seeks capital appreciation and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.	Capital Research and Management Company
Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio	Seeks long-term growth of capital by investing in equity securities of companies located in or conducting a majority of their business in emerging markets.	Credit Suisse Asset Management, LLC
Delaware VIP Trust
VIP REIT Series – Standard Class	Seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. Under normal circumstances, the Series will invest at least 80% of its net assets in investments of real estate investment trusts (REITS). The Series operates as a nondiversified fund as defined by the Investment Company Act of 1940.	Delaware Management Company, Inc. Subadviser: Lincoln Investment Management, Inc.
Deutsche Asset Management VIT Funds (Scudder)
EAFE® Equity Index Fund	The Fund seeks to replicate, as closely as possible, before the deduction of expense, the performance of the EAFE index, which measures international stock market performance. Under normal circumstances, the Fund intends to invest at least 80% of its assets, determined as the time of purchase, in stocks of companies included in the EAFE index and in derivative instruments.	Bankers Trust Company
Small Cap Index Fund	The Fund seeks to replicate, as closely as possible, before deduction of expenses, the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies. Under normal circumstances, the Fund will invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000 Index and in derivative instruments.	Bankers Trust Company
Dreyfus Variable Investment Fund
Appreciation Portfolio— Initial Shares	Seeks primarily to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. The portfolio invests primarily in the common stocks of domestic and foreign issuers.	The Dreyfus Corporation Subadviser: Faye Sarofim & Co.
Small Cap Portfolio — Initial Shares	Seeks to maximize capital appreciation by investing at least 80% of its assets in the stocks of small-cap companies. Small cap companies are defined as those with market capitalizations of less than $2 billion at the time of purchase.	The Dreyfus Corporation

Funding Option	Investment Objective	Investment Adviser/Subadviser

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2	Seeks long-term capital growth. Under normal conditions, the Fund will invest at least 80% of its net assets in investments of small capitalization (small cap) companies.	Franklin Advisers, Inc. Subadviser: Templeton Investment Counsel, Inc.
Templeton Foreign Securities Fund – Class 2	Seeks long-term capital growth. Under normal conditions, the Fund will invest at least 80% of its net assets in foreign securities, including emerging markets.	Templeton Investment Counsel, Inc.
Greenwich Street Series Fund
Equity Index Portfolio — Class I Shares	Seeks investment results that, before expenses, correspond to the price and yield performance of the S&P 500 Index. The fund will hold substantially all of the stocks in the S&P 500 Index, with comparable economic sector weightings, market capitalization and liquidity.	Travelers Investment Management Company (“TIMCO”) Subadviser: SBFM
Fundamental Value Portfolio	Seeks long-term capital growth with current income as a secondary objective.	SBFM
Janus Aspen Series
Balanced Portfolio — Service Shares	Seeks current income and long-term growth of capital, consistent with preservation of capital and balanced by current income. It pursues its objective by normally investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. This Portfolio normally invests at least 25% of its assets in fixed-income securities.	Janus
Global Technology Portfolio — Service Shares	Seeks long-term growth of capital. It pursues its objective by investing primarily in equity securities of US and foreign companies selected for their growth potential. Normally, it invests at least 65% of its total assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology.	Janus
Worldwide Growth Portfolio — Service Shares	Seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.	Janus
PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income instruments of varying maturities.	Pacific Investment Management Company
Pioneer Variable Contracts Trust
Pioneer Mid-Cap Value VCT Portfolio — Class II Shares	Seeks capital appreciation by investing in a diversified portfolio of common stocks of mid-size companies the manager believes are selling at substantial discounts to their underlying values and then holds these securities until the market values reflect the intrinsic values.	Pioneer Investment Management, Inc.
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	Seeks capital appreciation. The Fund seeks its goal by investing mainly in common stocks of companies outside the United States.	Putnam Investment Management, Inc. (“Putnam”)

Funding Option	Investment Objective	Investment Adviser/Subadviser

Putnam VT Small Cap Value Fund — Class IB Shares	Seeks capital appreciation. The Fund seeks its goal by investing at least 80% of its net assets in small companies of a size similar to those in the Russell 2000 Value Index.	Putnam
Putnam VT Voyager II Fund — Class IB Shares	Seeks capital appreciation. The Fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.	Putnam
Salomon Brothers Variable Series Fund Inc.
Capital Fund	Seeks capital appreciation through investments primarily in common stock, or securities convertible to common stocks, which are believed to have above-average price appreciation potential and which may also involve above-average risk.	Salomon Brothers Asset Management (“SBAM”)
Investors Fund	Seeks long-term growth of capital. Current income is a secondary objective.	SBAM
Strategic Bond Fund	Seeks high level of current income. As a secondary objective, the Portfolio will seek capital appreciation.	SBAM
Total Return Fund	Seeks above-average income (compared to a portfolio invested entirely in equity securities). Secondarily, seeks opportunities for growth of capital and income.	SBAM
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	Seeks capital appreciation by investing principally in common stock, with emphasis on medium-sized and smaller emerging growth companies.	Travelers Investment Advisers (“TIA”) Subadviser: AIM Capital Management, Inc.
Alliance Growth Portfolio	Seeks long-term growth of capital by investing predominantly in equity securities of companies with a favorable outlook for earnings and whose rate of growth is expected to exceed that of the U.S. economy over time. Current income is only an incidental consideration.	TIA Subadviser: Alliance Capital Management L.P.
MFS Total Return Portfolio	Seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. Generally, at least 40% of the Portfolio’s assets will be invested in equity securities.	TIA Subadviser: Massachusetts Financial Services Company (“MFS”)
Smith Barney Aggressive Growth Portfolio	Seeks capital appreciation investing primarily in common stocks of companies that are experiencing, or have the potential to experience, growth of earnings, or that exceed the average earnings growth rate of companies whose securities are included in the S&P 500.	SBFM
Smith Barney International All Cap Growth Portfolio	Seeks total return on assets from growth of capital and income by investing at least 65% of its assets in a diversified portfolio of equity securities of established non-U.S. issuers.	SBFM
Smith Barney Large Cap Growth Portfolio	Seeks long-term growth of capital by investing in equity securities of companies with large market capitalizations.	SBFM
Van Kampen Enterprise Portfolio	Seeks capital appreciation through investment in securities believed to have above-average potential for capital appreciation. Any income received on such securities is incidental to the objective of capital appreciation.	SBFM Subadviser: Van Kampen Asset Management, Inc.
Travelers Series Trust
Convertible Securities Portfolio	Seeks current income and capital appreciation. Normally, the Fund invests at least 80% of its assets in convertible securities. The Fund invests in companies of any size or industry and some of these securities may have a lower rating (junk bonds) or may be unrated.	TAMIC

Funding Option	Investment Objective	Investment Adviser/Subadviser

Disciplined Mid Cap Stock Portfolio	Seeks growth of capital. Normally the fund invests at least 80% of its assets in equity securities of companies with mid-size market capitalizations. Mid-size market capitalization companies are defined as those with a market capitalization similar to those companies in the S&P Mid Cap 400 Index.	TAMIC Subadviser: TIMCO
Equity Income Portfolio	Seeks reasonable income. Normally, the Fund invests at least 80% of its assets in equity securities. The Fund primarily invests in income-producing securities. The Fund’s subadviser may also invest the Fund’s assets in other types of equity securities and debt securities, including lower-quality debt securities.	TAMIC Subadviser: Fidelity Management & Research Company (“FMR”)
Large Cap Portfolio	Seeks long-term growth of capital. Normally, the Fund invests at least 80% of its assets in securities of companies with large market capitalizations. The subadviser generally defines large market capitalization companies as those whose market capitalization is similar to that of companies in the S&P 500 or the Russell 1000.	TAMIC Subadviser: FMR
Lazard International Stock Portfolio	Seeks capital appreciation. The Fund normally invests at least 80% of its assets in equity securities. The Fund’s subadviser invests primarily in non-U.S. domiciled companies located in developed markets that the subadviser believes are undervalued, based on their return on total capital or equity. The Fund may invest in companies of any size or industry.	TAMIC Subadviser: Lazard Asset Management
MFS Emerging Growth Portfolio	Seeks long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental.	TAMIC Subadviser: MFS
MFS Mid Cap Growth Portfolio	Seeks to obtain long-term growth of capital. Normally the Fund invests at least 80% of its assets in equity securities of medium-sized companies. Medium-sized market capitalization companies are those with market capitalizations of at least $250 million but not exceeding the top range of the Russell MidCap Growth Index.	TAMIC Subadviser: MFS
MFS Research Portfolio	Seeks to provide long-term growth of capital and future income.	TAMIC Subadviser: MFS
Travelers Quality Bond Portfolio	Seeks current income, moderate capital volatility and total return.	TAMIC
Social Awareness Stock Portfolio	Seeks long-term capital appreciation and retention of net investment income. Normally, the Fund invests at least 80% of its assets in equity securities. The Fund seeks to invest in companies that our investment screen, and when possible meet the social criteria established for the Portfolio. Social criteria currently excludes companies that derive a significant portion of their revenues from the production of tobacco, tobacco products, alcohol, or military defense systems, or in the provision of military defense related services or gambling services.	SBFM
U.S. Government Securities Portfolio	Seeks highest credit quality, current income and total return. Normally, the Fund invests at least 80% of its assets in securities issued, guaranteed or otherwise backed by the U.S. Government, its instrumentalities and agencies.	TAMIC
Variable Insurance Products Fund II
Asset Manager Portfolio — Initial Class	Seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term fixed-income instruments.	Fidelity Management & Research Company (FMR)
Contrafund Portfolio — Service Class 2	Seeks long-term capital appreciation by investing primarily in common stocks of companies whose value the advisor believes is not fully recognized by the public.	FMR
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2	Seeks long-term growth of capital and income by investing primarily in income-producing equity securities, including common stocks and convertible securities.	FMR

Voting Rights

The Company is the legal owner of Fund shares. However, we believe that when a Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain instructions on how to vote Fund shares from Policy Owners who have chosen the corresponding Investment Option. Accordingly, we will send you proxy materials and voting instructions. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Policy Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Policy Owners.

Conflicts of Interest

The Funds may also be available to separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to qualified plans. Due to differences in redemption rates, tax treatment or other considerations, the interest of various shareholders participating in a Fund could conflict. Each will be monitored for the existence of any material conflicts by its Board of Directors to determine what action, if any, should be taken. The prospectuses for the Funds have more details.

The Fixed Account

(may not be available in all states)

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

You may allocate some of your Net Premium Payments and transfer some of your Contract Value to the Fixed Account (subject to certain restrictions (see Transfers). We credit the portion of Contract Value allocated to the Fixed Account with interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined at our sole discretion and declared at the beginning of each calendar quarter and guaranteed only for that quarter. The interest rate will be included in your quarterly statements.

Under the Fixed Account, which is part of the Company’s General Account, we assume the risk of investment gain or loss and guarantee a specified interest rate. The investment gain or loss of the Separate Account, the Investment Options or the Funds does not affect the Fixed Account portion of the Policy Owner’s Contract Value. The Fixed Account will not share in the investment performance of our General Account.

POLICY CHARGES AND DEDUCTIONS

We deduct the charges described below. The charges are for services and benefits we provide, costs and expenses we incur, and risks we assume under the Policies. The amount of a charge may not exactly correspond to the costs associated with providing the services or benefits indicated by the designated charge. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expense charges.

The services and benefits we provide include:

    the ability for you to make withdrawals and surrenders under the Policies;
    the ability for you to obtain a loan under the Policies;
    the Death Benefit paid on the death of the Insured;
    making available a variety of Investment Options and related programs (including dollar-cost averaging and portfolio rebalancing);
    administration of the various elective options available under the Policies; and
    the distribution of various reports to Policy Owners.

The costs and expense we incur include:

    expenses associated with underwriting applications, increases in the Stated Amount;
    losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Policies;
    sales and marketing expenses including commission payments to your sales agent; and
    other costs of doing business.

Risks we assume include:

    that the Insured may live for a shorter period of time than estimated resulting in the payment of greater Death Benefits than expected; and
    that the costs of providing the services and benefits under the Policies will exceed the charges deducted.

Charges Against Premium

We deduct certain charges from each Premium Payment you make before we allocate that Premium Payment (Net Premium Payment) among the Investment Options and the Fixed Account.

    Front-End Sales Expense Charge: We deduct a front-end sales charge from each Premium Payment received. This charge helps us defray our costs for sales and marketing expenses, including commission payments to your sales agent. The Sales Expense Charge is summarized in the chart below.
	SALES EXPENSE CHARGES ON A CURRENT BASIS		SALES EXPENSE CHARGES ON A GUARANTEED BASIS

POLICY YEARS	Up to Target Premium	Above Target Premium	Up to Target Premium	Above Target Premium

Years 1-2	10%	6%	12%	8%
Years 3-7	8%	4%	12%	8%
Years 8+	3.5%	3.5%	12%	8%

Currently, 2.25% of the Sales Expense Charge is designed to compensate the Company for state premium taxes owed by the Company associated with the receipt of Premium, which cost is borne by the Policy Owner. These taxes vary from state to state and currently range from 0.75% to 3.50%. Because there is a range of premium taxes, a Policy Owner may pay a premium charge that is higher or lower than the premium tax actually assessed or not assessed against the Company in his or her jurisdiction. Likewise, 1.25% of the Sales Expense Charge is designed to compensate us for federal taxes associated with the receipt of Premium, which cost is borne by the Policy Owner.

Charges Against Contract Value

Monthly Deduction Amount: Several charges are combined in the Monthly Deduction Amount, which we deduct pro rata from each of the Investment Option’s values attributable to the Policy and the Fixed Account. We deduct the amount on the first day of each Policy Month (the Deduction Date). The dollar amount of the Monthly Deduction Amount will vary from month to month. The Monthly Deduction Amount consists of (1) the Cost of Insurance Charge, (2) the Policy Administrative Expense Charge and (3) charges for any Riders. These are described below.

    Cost of Insurance Charge: The cost of insurance charge is the primary charge under your Policy for the life insurance protection (Coverage Amount) we provide you. The Coverage Amount is equal to the Amount Insured less the Contract Value. Like other policy charges, we may profit from the cost of insurance charge and may use these profits for any lawful purpose such as the payment of distribution and administrative expenses. The amount of the cost of insurance charge depends on: (1) the amount of life insurance coverage; (2) the Contract Value of your Policy on the date of the deduction and (3) the current cost per dollar for insurance coverage.
    There are maximum or guaranteed cost of insurance rates associated with your Policy that are shown on the Policy Summary page of your Policy. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables or the 1980 Commissions Ordinary Mortality Table B, which are used for unisex cost of insurance rates. The rates are also based on the age, gender and risk class of the Insured.
    The current cost of insurance rates are based on the age, risk class and gender (unless unisex rates are required) of the Insured. The current rates are lower than the guaranteed rates and they will never exceed the guaranteed rates in the future. We will base any future changes in these rates only on our future expectations as to mortality, expenses and persistency. Nothing in the Policy will be affected by our actual mortality and expenses experienced under Policies issued. We will determined the current rates for the Initial Stated Amount and for each increase to the Stated Amount at the start of each Policy Year and will guarantee them for that Policy Year. Any change that we make in the current rates will be on a uniform basis for insureds of the same age, sex, duration and rate class.
    Policy Fee: A $5.00 fee.
    Monthly Per $1,000 Sales Charge: A sales expense charge of $0.10 per $1,000 of Stated Amount for the first 20 Policy Years. For purposes of this charge an increase in Stated Amount is considered a new policy.
    Charges for Riders: The Company will include a supplemental benefits charge in the Monthly Deduction Amount if you have elected any Riders for which there is a charge. The amount of this charge will vary depending upon the actual Rider selected.

Surrender Charges: There is no surrender charge.

Charges Against the Separate Account
(not assessed on Contract Values in the Fixed Account)

Mortality and Expense Risk Charge: We deduct a daily charge for mortality and expense risks from the assets in the Investment Options. The mortality risk assumed under the Polices is that the Insured may not live as long as expected. The expense risk charge assumed is that the expenses incurred in issuing and administering the Policies may be greater than expected. In addition, a portion of the mortality and expense risk charge may be used to pay sales commissions and expenses.

Policy Years	M&E Charge on a Current Basis (annual)	M&E Charge on a Guaranteed Basis (annual)

1-25	0.20%	0.75%
Years 25+	0.05%	0.75%

Fund Charges

Fund charges are not direct charges under the Policy. When you allocate money to the Investment Options, the separate account purchases shares of the corresponding Funds at net asset value. The net asset value reflects investment advisory fees and other expenses already deducted from the Funds. See the “Fee Tables” section in this prospectus and the Fund company prospectuses for information on the Fund charges.

Modification, Reserved Rights and Other Charges

We may offer the Policy in arrangements where an employer or trustee will own a group of policies on the lives of certain employees, or in other situations where groups of policies will be purchased at one time. We may reduce or eliminate the mortality and expense risk charge, sales or surrender charges and administrative charges in such arrangements to reflect the reduced sales expenses, administrative costs and/or mortality and expense risks expected as a result of sales to a particular group.

We will not reduce or eliminate the withdrawal charge, mortality and expense risk charge or the administrative charge if the reduction or elimination will be unfairly discriminatory to any person.

We reserve the right to charge for transfers, Dollar Cost Averaging, illustrative reports and to charge the assets of each Investment Option for a reserve of any income taxes payable by the Company on the assets attributable to that Investment Option.

We sell the Policies through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the Policies. You do not directly pay these commissions. We intend to recover commissions, marketing, administrative and other expenses and cost of Policy benefits through the fees and charges imposed under the Policies. See “Distribution.”

Policy Description

Travelers Corporate Variable Life is both an insurance product and a security. The Policy is first and foremost a life insurance Policy with death benefits, cash values and other features traditionally associated with life insurance. The Policy is a security because the Contract Value and, under certain circumstances, the Amount Insured and Death Benefit may increase or decrease to reflect the performance of the Funds and/or the Fixed Account that you direct your Net Premium Payments to. The Policy is non-participating, which means the Company will not pay dividends on the Policy.

Applying for a Policy

To purchase a Policy, an application on the Insured must be submitted to us with information that includes:

    Requested Stated Amount (minimum of $50,000);
    Death Benefit Option;
    Beneficiary;
    Investment Option selections; and
    Rider selections.

Policies generally will be issued only on the life of an Insured between the ages of [0 and 85]. We will then follow certain underwriting procedures designed to determine the insurability of the proposed Insured and may require medical examinations and additional information about the proposed Insured before the application is approved. A Policy will be issued only after the underwriting process is completed to our satisfaction (Issue Date). Your Policy becomes effective once we approve your application and receive the first Premium Payment (Policy Date). The Policy Date is the date we use to determine all future transactions on the Policy (e.g., deduction dates, policy years). If you pay your initial premium with your application, we will deposit that premium in a non-interest bearing account during the underwriting period.

We reserve the right to reject an application for any reason subject to the requirements imposed by law in the jurisdiction where the requested insurance Policy was to be issued and delivered. If the application is declined or cancelled, the full amount paid with the application will be refunded. We may apply increased charges for the underwriting classification of a proposed Insured.

Right to Cancel (free look period)

You may cancel this Policy by mailing it or delivering it to the Company or to the agent who sold you the Policy. You must return the Policy by the latest of:

(1)	10 days after delivery of the Policy to the Owner

(2)	45 days after the date the Policy application was signed

(3)	10 days after Notice of the Right to Cancel has been mailed or delivered to the Owner

(4)	or later if required by state law.

Depending on state law, we will refund either:

(1)	all premiums paid less any loans, or

(2)	the Contract Value of the Policy on the date we receive the returned Policy, plus any charges that were deducted, less any loans.

We will make the refund within seven (7) days after we receive your returned Policy.

Normally, during the free look period, we allocate Net Premiums to the Investment Options and the Fixed Account you selected. Some states do not permit the allocation of Net Premiums to the Investment Options during the free look period in which case, the Net Premiums are allocated to the money market option.

Tax Free ‘Section 1035’ Exchanges

You can generally exchange one life insurance policy for another in a ‘tax-free exchange’ under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).

Ownership/Policy Rights

The Policy Owner is the person who has the right to exercise all of the rights and options under the Policy, and to make changes to the Policy while the Insured is alive. Usually, the person who is buying the Policy is also the Policy Owner. However, in some instances, the Policy Owner can be an entity such as a trust or someone other than the person who is buying the Policy. In either situation, the Policy Owner may exercise certain rights that are described below. Some changes to the Policy require additional underwriting approval.

    Assigning the Policy

    The Policy Owner may assign the Policy as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment. Assigning the Policy may have tax consequences. See “Tax Treatment of Policy Benefits.” You should consult a tax adviser before assigning the Policy.

    Receiving the Maturity Benefit

    If the Insured is living on the Maturity Date, we will pay you the Contract Value of the Policy as of the Maturity Date, less any:

1.	Outstanding loan;

2.	Monthly Deduction Amount due but not paid; and

3.	Amount payable to an assignee under a collateral assignment of the Policy.

    Upon maturity, insurance ends and we have no further obligation under the Policy.

    Changing or revoking a Beneficiary

    The Beneficiary is named in the Policy application and is the person who receives the Death Benefit when the Insured dies. More than one Beneficiary may be named and you may make your Beneficiary designation irrevocable. When the Insured dies, if no Beneficiary is alive, the Death Benefit will be paid to you, if you are alive, otherwise to your estate.

    Unless you irrevocably named the Beneficiary, you may name a new Beneficiary while the Insured is living and while your Policy is in force by writing us at our Home Office. Subject to our receipt of the change, any change in beneficiary will be effective on the date you sign the notice of change regardless of whether the Insured has died at the time we receive the notice; however, we will have no further responsibility if we made any payment before we receive the notice of change.

    Decreases in the Stated Amount of Insurance

    You may request a decrease in the Stated Amount after the first Policy Year, provided that the Stated Amount after any decrease is not less than the minimum amount of $50,000. For purposes of determining the Cost of Insurance charge, a decrease will reduce the Stated Amount in the following order:

1.	against the most recent increase in the Stated Amount;

2.	to other increases in the reverse order in which they occurred; and

3.	to the initial Stated Amount.

    A decrease in Stated Amount in a substantially funded Policy may cause a cash distribution that is included in your gross income.

    Changing the Death Benefit Option

    After the first Policy Year, if the Insured is still alive you may change the Death Benefit Option by sending a written request to the Company. The Stated Amount will be adjusted so the Coverage Amount remains level. There is no other direct consequence of changing a Death Benefit option, except as described under “Tax Treatment of Policy Benefits.” However, the change could affect future values of the Coverage Amount. The Cost of Insurance Charge, which is based on the Coverage Amount, may be different in the future. The following changes in Death Benefit Options are permissible: Options 1-2, Options 2-1 and Options 3-1.

    If the option if changed from Option 1 to Option 2, the Stated Amount will be reduced by the amount of the Contract Value at the time of the change. If the option is changed from Option 2 to Option 1, the Stated Amount will be increased by the amount of the Contract Value at the time of the option change. If the option is changed from Option 3 to Option 1 the Stated Amount will be increased by the amount of accumulated premiums paid at the time of the option change.

    It is not permitted to change from Option 3 to Option 2, from Option 1 to Option 3 and from Option 2 to Option 3.

    Increases in the Stated Amount (requires additional underwriting approval)

    You may request an increase to the Stated Amount after the first Policy Year and prior to the Policy Anniversary on which the Insured is age 86. We will require you to submit a new application and evidence of insurability. We will not allow a requested increase to the Stated Amount for less than the Minimum Increase Amount shown on your Policy Summary page. The increase will be effective on the date shown on the supplemental Policy Summary that we will send you. Your cost of insurance will increase commensurate with the increase in the Stated Amount and in consideration of the attained age of the Insured at the time the increase is requested. The effective date of any increase in Stated Amount will generally be the Deduction Date next following either the date of a new application or, if different, the date requested by the applicant.

Written requests for changes should be sent to the Company’s Home Office at One Cityplace, Hartford, Connecticut, 06103-3415. The Company’s telephone number is (860) 277-0111. Some of these changes may have tax consequences. You should consult a tax adviser before requesting any of these changes.

Policy Changes

Addition and Substitution of Funds. If the use of a separate account or of an Investment Option is no longer possible, or in our judgment becomes inappropriate for the purposes of the Policy, we may substitute another separate account or Investment Option without your consent. The new Investment Option may have higher fees and charges than the one it replaced, and may not necessarily be available to all classes of Policies. We will not substitute Investment Options without notice to you and without prior approval of the SEC and of the insurance commissioner of the state where this Policy is issued for delivery, to the extent required by law. We also may add other Investment Options under the Policy.

Premiums

Amount, Frequency and Duration of Premium Payments

The Policy allows you to choose the amount and frequency (e.g., monthly, semi-annually, annually) of your Premium Payments within certain guidelines (Planned Premium). The amount of your Premium Payment will vary based on factors including, the age, sex and rating classification of the Insured.

Prior to the Maturity Date, you may request a change in the amount and frequency of your planned Premium Payments and also make unscheduled Premium Payments as long as receipt of such payments or change would not disqualify the Policy as life insurance under applicable federal tax laws. We reserve the right to require evidence of insurability before we accept any additional Premium Payment that would increase insurance coverage.

You may make Premium Payments by:

    mailing a check, payable to The Travelers: to One Cityplace, 4 MS, Hartford, CT 06103-3415-5071; or
    or by direct checking account deductions (you must complete a pre-authorization collection form).

If you do not make your Planned Premium Payment on schedule, your policy may lapse. In addition, even if you make your Planned Premiums on schedule, your Policy may lapse if the Cash Surrender Value of the Policy is insufficient to cover the Monthly Deduction Amount. In either of these cases, before your Policy lapses your Policy will be in default and a Grace Period will begin. Thirty days after the default happens we will send you a lapse notice stating the amount due to keep the Policy in effect and the date by which you must pay it. If the Insured dies during the Grace Period before you have paid the required premium, we will still pay the Death

Benefit under the Policy although we will reduce the Death Benefit proceeds by any Monthly Deduction Amount due and the amount of any outstanding loans.

Allocation of Premium Payments

During the underwriting period, any Net Premium we receive will be placed in a non-interest bearing account. During the Right to Cancel period, normally we will apply the first Net Premium Payment to the Investment Options and Fixed Account in the percentages you indicate on the application (premium allocation instructions). Some states do not allow us to allocate Net Premium Payments to the Investment Options and the Fixed Account during the Right to Cancel Period, in such case we will apply your Net Premium Payments to the money market option during this period and allocate your Net Premium Payments to the Investment Options and the Fixed Account at the end of the Right to Cancel Period.

You may change your premium allocation instructions upon written request to us (or any other notification we deem satisfactory). Any allocation change will be effective on the date we record the change. Any future premiums will be allocated in accordance with the new allocation, unless we receive contrary written instructions.

Unless underwriting is required, we will process a Premium Payment or other transaction on the Valuation Date that we receive a Premium Payment or other transaction request in good order.

Values Under Your Policy

Contract Value

Each Policy has a Contract Value that is used as the basis for determining Policy benefits and charges. On each business day your Policy has a Contract Value, which we use to determine how much money is available to you for loans, surrenders and in some cases the Death Benefit.

A Policy’s Contract Value is the sum of the values held in the Investment Options, the Fixed Account and the Loan Account. A Policy’s Contract Value will change daily, has no guaranteed minimum value and may be more or less than Premiums paid. We calculate the Policy’s Contract Value each day the New York Stock Exchange is open for trading (a Valuation Date). The period between successive Valuation Dates is called a Valuation Period.

Investment Option Valuation

The value of each Investment Option is measured in Accumulation Units. We value each Investment Option on each Valuation Date. Every time you allocate or transfer money to or from an Investment Option we convert that dollar amount into units. The value of an Accumulation Unit for each Investment Option is initially set at $1.00 and may vary among Investment Options and from one Valuation Period to the next. We determine each Investment Option’s Accumulation Unit Value (AUV) on each Valuation Date by multiplying the value on the immediately preceding Valuation Date by the corresponding Net Investment Factor (see below) for the Valuation Period just ended. For example, to calculate Monday’s Valuation Date price, we would multiply Friday’s Accumulation Unit Value by Monday’s Net Investment Factor.

The Net Investment Factor is simply an index we use to measure the investment performance of an Investment Option from one Valuation Period to the next. Each Investment Option has a Net Investment Factor for each Valuation Period that may be greater or less than one. Therefore, the value of an Accumulation Unit (and the value of the Investment Option) may increase or decrease.

We determine the Net Investment Factor for any Valuation Period using the following equation:	a	— c

b

a is:

1.	the net asset value per share of the Fund held in the Investment Option as of the Valuation Date; plus

2.	the per-share amount of any dividend or capital gain distribution on shares of the Fund held by the Investment Option if the ex-dividend date occurs in the Valuation Period just ended; plus or minus

3.	a per-share charge or credit, as we may determine on the Valuation Date for tax reserves; and

b is:

1.	the net asset value per share of the Fund held in the Investment Option as of the last prior Valuation Date; plus or minus

2.	the per-share or per-unit charge or credit for tax reserves as of the end of the last prior Valuation Date; and

c is the applicable Investment Option deduction for the Valuation Period.

The Accumulation Unit Value may increase or decrease. The number of Accumulation Units credited to your Policy will not change as a result of the Investment Option’s investment experience. The separate account will redeem Fund shares at their net asset value, to the extent necessary to make payments under the Policy.

Premium Payments will be credited to your Policy based on the Accumulation Unit Value next determined of the applicable Investment Option after we receive the Premium Payment in good order.

Transfers between Investment Options will result in the addition or reduction of Accumulation Units having a total value equal to the dollar amount being transferred to or from a particular Investment Option. The number of Accumulation Units will be determined by dividing the amount transferred by the Accumulation Unit Value of the Investment Options involved as of the next Valuation Date after we receive your request for transfer at our Home Office.

Fixed Account Valuation

The Fixed Account value on the Policy Date is equal to the portion of the initial Net Premium allocated to the Fixed Account. The Fixed Account value on each subsequent day is equal to the Fixed Account value on the preceding day, plus:

a.	Net Premium payments allocated to the Fixed Account since the preceding day

b.	Amounts transferred to the Fixed Account from the Investment Options and the Loan Account since the preceding day

c.	Interest credited to the Fixed Account since the preceding day,

minus:

d.	Amounts transferred out of the Fixed Account to the Investment Options and the Loan Account since the preceding day

e.	Amounts transferred out of the Fixed Account to pay applicable Deduction Amount charges (the portion of the Deduction Amount charged will be based upon the proportion of the Fixed Account value relative to the Contract Value) since the preceding day

f.	Any transfer charges that have been deducted from the Fixed Account since the preceding day

g.	Any surrender amounts, including applicable surrender charges,that have been deducted from the Fixed Account since the preceding day

h.	Any Stated Amount decrease charges that have been deducted from the Fixed Account since the preceding day.

Loan Account Valuation

When you borrow money from us using the Policy as collateral for the loan, we transfer the amount of the loan from the Investment Options and the Fixed Account to the Loan Account as collateral for that loan. You may borrow up to 100% of the Policy’s Cash Surrender Value. The value in the Loan Account is charged a fixed rate of interest declared by us that will not exceed 5.00%. We charge this interest in advance at the beginning of each Policy Year. In addition, the value in the Loan Account will be credited, in arrears, with a fixed rate of interest declared by us that will be at least 4% annually. Currently, we credit the value in the Loan Account 4.40% in Policy Years 1-10, 4.60% in Policy Years 11-20 and 4.75% in Policy Years 21 and later.

When we determine a Policy’s Contract Value, the value in the Loan Account (i.e., the amount (adjusted for any repayments or additional Policy loans) we transferred from the Investment Options and the Fixed Account to secure the loan) and the result of any interest charged or credited on such amount, is added together with the values in the Investment Options and the Fixed Account.

Transfers

Transfers of Contract Value

Currently, there is no charge for transfers among the Investment Options, but we reserve the right to restrict the number of free transfers to six times in any Policy Year and to charge $10.00 for each additional transfer. Transfers made through the Dollar Cost Averaging program or Portfolio Rebalancing, which are both described later in this section, are not counted for purposes of the transfer restriction.

We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: (1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or (2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other Policy Owners.

Transfer of Contract Value from the Fixed Account to the Investment Options

Transfers from the Fixed Account must be made within 30 days after your Policy Anniversary or semi-anniversary. We reserve the right to limit the amount transferred from the Fixed Account to the Investment Options to 25%of the Contract Value in the Fixed Account.

Transfer of Contract Value from the Investment Options to the Fixed Account

Transfers to the Fixed Account may not be made prior to the first Policy Anniversary or within 12 months of any prior transfer. We reserve the right to restrict the amount transferred to the Fixed Account to 20% of the portion of the Contract Value attributable to the Investment Options at the end of the prior Valuation Period. We reserve the right to refuse transfers to the Fixed Account if the Fixed Account is greater than or equal to 30% of the Contract Value.

Dollar-Cost Averaging (DCA Program)

You may establish automated transfers of Contract Value on a monthly or quarterly basis from any Investment Option to any other available Investment Option by completing our DCA authorization form or through other written request acceptable to us. You must have a minimum of $1000 of Contract Value to enroll in the DCA Program. The minimum automated transfer amount is $100.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days’ notice to change any automated transfer instructions that are currently in place. Automated transfers are subject to all of the other provisions and terms of the Policy. The Company reserves the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

Before transferring any part of Contract Value, you should consider the risks involved in switching between Investment Options available under this Policy. Dollar-Cost Averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

The Fixed Account is not eligible for participation in the Dollar-Cost Averaging program.

Portfolio Rebalancing

This program can help prevent a structured investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages for the Investment Options you most recently selected to shift. Under this program, you may instruct us to periodically, and automatically, reallocate values in your Policy to help keep your investments properly aligned with your investment strategy. You may participate in the Portfolio Rebalancing Program by completing our rebalancing form.

Death Benefit

The Death Benefit under the Policy is the amount paid to the Beneficiary upon the death of the Insured. The Death Benefit will be reduced by any unpaid Monthly Deduction Amount and outstanding Policy loans. All or part of the Death Benefit may be paid in cash or applied to one or more of the payment options described in the following pages.

You may elect one of these Death Benefit options. As long as the Policy remains in effect, the Company guarantees that the Death Benefit under any option will be at least the current Stated Amount of the Policy less any outstanding Policy loan and unpaid Monthly Deduction Amount. The Amount Insured under any option may vary with the Contract Value of the Policy. Under Option 1 (the “Level Option”), the Amount Insured will be equal to the Stated Amount of the Policy or, if greater, a specified multiple of Contract Value (the “Minimum Amount Insured”). Under Option 2 (the “Variable Option”), the Amount Insured will be equal to the Stated Amount of the Policy plus the Contract Value (determined as of the date of the Insured’s death) or, if greater, the Minimum Amount Insured. Under Option 3, (the Annual Increase Option), the Amount Insured will be equal to Stated Amount of the policy plus Premium Payments minus any partial surrenders.

The Minimum Amount Insured is the amount required to qualify the Policy as a life insurance Policy under the current federal tax law. Under that law, the Minimum Amount Insured equals to a stated percentage of the Policy’s Contract Value determined as of the first day of each Policy Month. The percentages differ according to the attained age of the Insured and the definition of life insurance under Section 7702 selected by you. (Cash Value Accumulation Test or Guideline Premium Cash Value Corridor Test). The Minimum Amount Insured is set forth in the Policy and may change as federal income tax laws or regulations change. The following is a schedule of the applicable percentages for the Guideline Premium Cash Value Corridor Test. For attained ages not shown, the applicable percentages will decrease evenly:

Attained Age of Insured	Percentage

0-40	250
45	215
50	185
55	150
60	130
65	120
70	115
75	105
95+	100

Federal tax law imposes another cash funding limitation on cash value life insurance Policies that may increase the Minimum Amount Insured shown above. This limitation, known as the “guideline premium limitation,” generally applies during the early years of variable universal life insurance Policies.

In the Cash Value Accumulation Test, the factors at the end of a Policy Year are set forth in Appendix C.

The following examples demonstrate the relationship between the Death Benefit, the Cash Surrender Value and the Minimum Amount Insured under Death Benefit Options 1. The examples assume an Insured of age 40, a Minimum Amount Insured of 250% of Contract Value (assuming the preceding table is controlling as to Minimum Amount Insured), and no outstanding Policy loan.

OPTION 1 — Level Death Benefit

In the following examples of an Option 1 Level Death Benefit, the Death Benefit under the Policy is generally equal to the Stated Amount of $50,000. Since the Policy is designed to qualify as a life insurance Policy, the Death Benefit cannot be less than the Minimum Amount Insured (or, in this example, 250% of the Contract Value).

EXAMPLE ONE. If the Contract Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). Since the Death Benefit in the Policy is the greater of the Stated Amount ($50,000) or the Minimum Amount Insured ($25,000), the Death Benefit would be $50,000.

EXAMPLE TWO. If the Contract Value of the Policy equals $40,000, the Minimum Amount Insured would be $100,000 ($40,000 x 250%). The resulting Death Benefit would be $100,000 since the Death Benefit is the greater of the Stated Amount ($50,000) or the Minimum Amount Insured ($100,000).

OPTION 2 — Variable Death Benefit

In the following examples of an Option 2 Variable Death Benefit, the Death Benefit varies with the investment experience of the applicable Investment Options and will generally be equal to the Stated Amount plus the Contract Value of the Policy (determined on the date of the Insured’s death). The Death Benefit cannot, however, be less than the Minimum Amount Insured (or, in this example, 250% of the Contract Value).

EXAMPLE ONE. If the Contract Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). The Death Benefit ($60,000) would be equal to the Stated Amount ($50,000) plus the Contract Value ($10,000), unless the Minimum Amount Insured ($25,000) was greater.

EXAMPLE TWO. If the Contract Value of the Policy equals $60,000, then the Minimum Amount Insured would be $150,000 ($60,000 x 250%). The resulting Death Benefit would be $150,000 because the Minimum Amount Insured ($150,000) is greater than the Stated Amount plus the Contract Value ($50,000 + $60,000 = $110,000).

OPTION 3 — Annual Increase Option

In the following examples of an Option 3 Annual Increase Option, the Death Benefit is generally equal to the Stated Amount of $50,000 plus premium payments paid minus partial surrenders, accumulated at the specified interest rates.

EXAMPLE ONE. If the Contract Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). The Death Benefit ($52,650) would be equal to the Stated Amount ($50,000) plus premium payments ($2,500) aggregated at 6.00% for one year, unless the Minimum Amount Insured ($25,000) was greater.

EXAMPLE TWO. If the Contract Value of the Policy equals $40,000, the Minimum Amount Insured would be $100,000 ($40,000 x 250%). The Death Benefit would be $100,000 since the Death Benefit is greater than the Stated Amount plus premium payments aggregated at 6.00% for one year ($52,650) or the Minimum Amount Insured ($100,000).

Changing the Death Benefit Option

After the first policy year, if the Insured is alive you may change the Death Benefit Option by sending a written request to the Company. The following changes in Death Benefit Options are permissible:

            Option 1-2

            Option 2-1

            Option 3-1

It is not permitted to change from Option 3 to 2; Option 1 to 3, and 2 to 3.

If the Option is changed from Option 1 to Option 2, the Stated Amount will be reduced by the amount of the Contract Value at the time of the change. If the Option is changed from Option 2 to Option 1 the Stated Amount will be increased by the amount of the Contract Value at the time of the Option change. If the Option is changed from Option 3 to Option 1, the Stated Amount will be increased by the amount of accumulated premiums paid at the time of the option change. There is no other direct consequence of changing a Death Benefit option, except as described under “Tax Treatment of Policy Benefits.” However, the change could affect future values of Net Amount At Risk. The cost of insurance charge which is based on the Net Amount At Risk may be different in the future.

Paying the Death Benefit and Payment Options

Death Benefits are payable within seven days after we receive satisfactory proof of the Insured’s death. The amount of Death Benefit paid may be adjusted to reflect any unpaid Monthly Deduction Amount, any Policy loan, any material misstatements in the Policy application as to age or sex of the Insured, and any amounts payable to an assignee under a collateral assignment of the Policy. (See “Assignment”.) If no beneficiary is living when the Insured has died, the Death Benefit will be paid to the Policy Owner, if living, otherwise, the Death Benefit will be paid to the Policy Owner’s estate.

Subject to state law, if the Insured commits suicide within two years following the Issue Date limits on the amount of Death Benefit paid will apply. (See “Limit on Right to Contest and Suicide Exclusion”) In addition, if the Insured dies during the 61-day period after the Company gives notice to the Policy Owner that the Cash Surrender Value of the Policy is insufficient to meet the Monthly Deduction Amount due against the Contract Value of the Policy, then the Death Benefit actually paid to the Policy Owner’s Beneficiary will be reduced by the amount of the Deduction Amount that is due and unpaid. (See “Contract Value and Cash Surrender Value,” for effects of partial surrenders on Death Benefits.)

We will pay policy proceeds in a lump sum, unless you or the Beneficiary selects one of the Company’s payment options. We may defer payment of proceeds which exceed the Contract Value for up to six months from the date of the request for the payment. A combination of options may be used. The minimum amount that may be placed under a payment option is $5,000 unless we consent to a lesser amount. Proceeds applied under an option will no longer be affected by the investment experience of the Investment Options.

The following payment options are available under the Policy:

      OPTION 1 — Payments of a Fixed Amount

      OPTION 2 — Payments for a Fixed Period

      OPTION 3 — Amounts Held at Interest

      OPTION 4 — Monthly Life Income

      OPTION 5 — Joint and Survivor Level Amount Monthly Life Income

      OPTION 6 — Joint and Survivor Monthly Life Income-Two-thirds to Survivor

      OPTION 7 — Joint and Last Survivor Monthly Life Income-Monthly Payment Reduces on Death of First Person Named

      OPTION 8 — Other Options

We will make any other arrangements for periodic payments as may be agreed upon. If any periodic payment due any payee is less than $50, we may make payments less often. If we have declared a higher rate under an option on the date the first payment under an option is due, we will base the payments on the higher rateWe will pay policy proceeds in a lump sum, unless you or the Beneficiary selects another of the Company’s

Benefits at Maturity

If your Policy is in effect on the Maturity Date, we will pay the Policy’s Contract Value less any Outstanding Loan, any unpaid Monthly Deduction Amount and any amounts payable to an assignee under a collateral assignment of the Policy. We will then have no further obligations under the Policy.

Other Benefits

Exchange Option

Once the Policy is in effect, you may choose during the first 24 months to irrevocably transfer all Contract Value of the Investment Options to the Fixed Account. Upon election of this option, no future transfers to the Investment Options will be permitted. All future premium payments will be allocated to the Fixed Account, No evidence of insurability is required to exercise this option. Cost of insurance rates will be based on the same risk classification as those of the former Policy. Any outstanding Policy Loan must be repaid before we will make an exchange.

Insured Term Rider (Supplemental Insurance Benefits)

You may choose to purchase the Insured Term Rider as an addition to the Policy.

Policy Surrenders

You may withdraw all or a portion of the Cash Surrender Value from the Policy on any day that the Company is open for business. Withdrawing all or a portion of the Cash Surrender Value may have tax consequences. See “Tax Treatment of Policy Benefits.”

Full Surrender

You may surrender the Policy and receive its Cash Surrender Value. (You may request a surrender without the Beneficiary’s consent provided the Beneficiary has not been designated as irrevocable. If so, you will need the Beneficiary’s consent.) The Cash Surrender Value will be determined as of the date we receive the written request at our Home Office. The Cash Surrender Value is the Contract Value, minus any outstanding Policy loans, and any surrender charge. We will pay you within seven (7) days after we receive your request in good order. The Policy will terminate on the date we receive your request.

Partial Surrender

You may request a partial surrender of the Policy. The minimum amount is $500. The amount paid to you will be the net amount requested. We will deduct the net amount surrendered plus any applicable surrender charge pro rata from all your selected Investment Options and The Fixed Account, unless you give us other written instructions. When you request a partial surrender, the portion of the Contract Value deducted from the Fixed Account is based on the proportion of the Fixed Account value relative to the Contract Value of the Policy as of the date we receive your request. A deduction greater than this proportionate amount is not permitted. We will pay you within 7 days after we receive your request.

In addition to reducing the Policy’s Contract Value and Amount Insured, partial surrenders will reduce the Death Benefit payable under the Policy. We will reduce the Stated Amount by the amount necessary to prevent any increase in the [Net Amount at Risk/Coverage Amount]. We may require you to return the Policy to record this reduction.

Policy Loans

While the Policy is in force, you may borrow money using the Policy as the only security (collateral) for the loan. A loan that is taken from, or secured by, a Policy may have tax consequences. See “Federal Tax Considerations.”

Loan Conditions

    You may borrow up to 100% of the Policy’s Cash Surrender Value as of the date we receive the written loan request. .
    The loan request must be at least $500, except where state law requires a different minimum.
    To secure the loan, we transfer an amount equal to the loan from the Investment Options and the Fixed Account to the Loan Account. We make the transfer from the Investment Options on a pro rata basis, unless you give us different allocation instructions. The portion of the loan transferred from the Fixed Account is based on the proportion of the Fixed Account value relative to the Contract Value of the Policy as of the date we receive your request. A loan from the Fixed Account in an amount greater than this proportionate amount is not permitted.
    We charge interest on the outstanding amount of your loan(s), and you must pay this interest in advance, at the beginning of each Policy Year. The annual effective loan interest rate charged is 5.00%. Interest not paid when due will be added to the amount of the loan. If you have an Outstanding Loan and request a second loan, we will add the amount of outstanding loan to the loan request. The table below shows the interest rates we will charge.
    Amounts in the Loan Account are guaranteed to earn interest at a rate of at least 4% per year in arrears. Currently, the annual effective loan interest rate credited is 4.40% in years 1-10, 4.50% in years 11-25 and 4.70% in years 26 and later.
    We normally pay the amount of the loan within seven (7) days of our receipt of the written loan request. We may postpone the payment of the loans under certain conditions

    You may repay all or a part of your Outstanding Loans at any time while the Insured is alive by sending the repayment to our Home Office.
    Unless you request otherwise, we will apply any payment that we receive while there is a loan on the Policy as follows: first, towards repayment of any loan interest due; next, towards repayment of the loan principal; and last, as a premium payment to the Policy.
    As you repay the loan, we deduct the amount of the repayment from the Loan Account and credit the payment to the Investment Options in proportion to the loan amount associated with each Investment Option. Also, we will deduct the amount of the repayment from the Loan Account and credit the repayment to the Fixed Account based on the proportion of the Fixed Account value relative to the Policy’s Contract Value as of the date we receive the loan request.

    We will deduct any unpaid loan amount, including interest you owe, from your Contract Value when you surrender the Policy and from the Death Benefit proceeds payable.
    If any unpaid loan amount, including any interest you owe, equals or exceed the Contract Value, causing the Cash Surrender Value of your Policy to become zero, then your Policy will enter a 31-day grace period. See “Lapse and Reinstatement.”

Effects of Loans

A loan affects the Policy, because we reduce the Death Benefit proceeds and Cash Surrender Value under the Policy by any Outstanding Loan Amount. Repaying the loan causes the Death Benefit proceeds and Cash Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan amount in the Loan Account. The amount is not affected by the performance of the Investment Options and may not be credited with the same interest rates currently accruing on amounts allocated to the Fixed Account. Amounts transferred from an Investment Option to the Loan Account will affect the value in that Investment Option because we credit such amounts with an interest rate we declare, rather than with a rate of return reflecting the investment results of that Investment Option.

There are risks involved in taking a loan, a few of which include an increased potential for the Policy to lapse if projected earnings, taking into account Outstanding Loans, are not achieved. A loan may have tax consequences. See “Tax Treatment of Policy Benefits. You should consult a tax adviser before taking out a loan.

We will notify you (and any assignee of record) if the sum of your loans plus interest you owe on the loans is more than the Cash Surrender Value. If you do not submit a sufficient payment within 31 days from the date of the notice, your Policy may lapse.

Lapse and Reinstatement

Lapse

Generally, if on any Deduction Date, the Cash Surrender Value of your Policy is too low to cover the Monthly Deduction Amount, your Policy will be in default and a grace period will begin. Thirty days after the default happens, we will send you a lapse notice to your last known address that the Policy may terminate. The notice will state the amount due to keep the Policy in effect and the date by which you must pay the amount due.

Grace Period

After the lapse notice is sent, if you do not pay the required amount within 31 days (subject to state law) the Policy will terminate without value, insurance coverage will no longer be in effect, and you will receive no benefits.

As long as there is an outstanding loan, we will treat that portion of any sufficient payment received during the grace period that is less than or equal to the amount of the Outstanding Loan as a repayment of the outstanding loan and not as an additional premium payment unless you request otherwise. Accordingly, we will transfer the assumed loan repayment amount from the Contract Value held in our Loan Account to the Investment Options and/or Fixed Account, thereby increasing the Cash Surrender Value and potentially preventing a lapse.

If the Insured dies during the Grace Period before you have paid the required premium, the Death Benefit will still be payable to the Beneficiary, although we will reduce the amount of the Death Benefit proceeds by the Monthly Deduction Amount due plus the amount of any outstanding loan.

Reinstatement

You may reinstate the Policy within three (3) years from the date on which the Monthly Deduction Amount was last paid if:

(1)	the Policy was not surrendered for cash and it is before the Maturity date;

(2)	you furnish us with acceptable evidence of insurability;

(3)	you pay all past due Monthly Deduction Amounts;

(4)	you pay Premium Payments equaling the next three Monthly Deduction Amounts;

(5)	you pay the amount of any outstanding loan.

Upon reinstatement, the Policy’s Contract Value will be the amount provided by the Premium Payments you made, plus any Contract Value as of the date of lapse. The effective date of the reinstated policy will be the Deduction Date on or following the date the application for reinstatement is approved by us.

Federal Tax Considerations

The effect of federal income taxes on the economic benefits provided under the Policy depends on a variety of factors, including the tax status of the Policy Owner and the tax treatment of the Policy. This tax treatment is highly complex. The following summary provides a general description of the material federal tax consequences to the Policy owner and Beneficiary of buying, holding and exchanging rights under the Policy. This discussion is only a brief summary and does not purport to be complete or cover all situations and is not intended as tax advice. This discussion is based upon the Company’s understanding of the federal income tax laws as currently interpreted by the Internal Revenue Service (IRS). The Company cannot guarantee that those laws or interpretations will remain unchanged.

It should be understood that this is not an exhaustive discussion of all tax questions that might arise under the Policies. No attempt has been made to address any federal estate tax or state and local tax considerations that may arise in connection with a Policy. For complete information, a qualified tax advisor should be consulted.

Potential Benefits of Life Insurance

Life insurance, including the Policy, is a unique financial instrument with a number of potential tax advantages including:

    Income tax-free death benefits (e.g., the Death Benefit under the Policy may pass to your Beneficiary tax-free)
    Income tax-free growth of policy cash values (e.g., within the Policy, any increase in value based on the Investment Options may be tax-deferred)
    Income tax-free access to cash value through loans and/or withdrawals (e.g., under certain circumstances a Policy Owner may access cash from the Policy without facing tax consequences)

Whether and how these benefits may be utilized is largely governed by Section 7702 of the Internal Revenue Code (IRC), the Tax Equity and Fiscal Responsibility Act of 1982 (TEFRA), the Deficit Reduction Act of 1984 (DEFRA) and the Technical and Miscellaneous Revenue Act of 1988 (TAMRA). All of these federal tax laws were passed to ensure that the tax advantages of life insurance are not abused.

In sum, these federal tax laws, among numerous other things, establish the following:

    A definition of a life insurance contract.
    Diversification requirements for separate account assets.
    Limitations on policy owner’s control over the assets in a separate account.
    Guidelines to determine the maximum amount of premium that may be paid into a policy.
    Limitations on withdrawals from a policy.
    Qualification testing for all life insurance policies that have cash value features.

Tax Status of the Policy

Definition of Life Insurance

In order for this Policy to offer some or all of the tax advantages described above, it must meet the definition of a life insurance contract under Section 7702 of the IRC. Complying with either the cash value accumulation test or the guideline premium test set forth in Section 7702 can satisfy this definition. This Policy uses the guideline premium test. Guidance as to how Section 7702 and the guideline premium test are to be applied, however, is limited. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such Policy would not provide the tax advantages normally described above.

The Company believes that it is reasonable to conclude that the Policy meets the Section 7702 definition of a life insurance contract. The Company reserves the right to make changes in the Policy if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes.

Diversification

In addition to meeting the definition of a life insurance contract in Section 7702 of the IRC, to qualify as life insurance under the IRC, separate account investments (or the investments of a Mutual Fund, the shares of which are owned by separate accounts of insurance companies) underlying the Policy must also be “adequately diversified” pursuant to Section 817(h) of the Code.

Treasury Regulation Section 1.817-5, which was adopted by Treasury to implement section 817(h), generally requires that no more than 55 percent of the value of the total assets of the mutual fund owned by the separate account may be represented by any one (1) investment; no more than 70 percent of such value may be represented by any two (2) investments; no more than 80 percent of such value may be represented by any three (3) investments; and no more than 90 percent of such value may be represented by any four (4) investments. Thus, under this test, the separate account and the mutual funds are generally required to invest a specified portion of its assets in at least five (5) distinct investments. Generally, U.S. Treasury securities are not subject to the diversification test and to the extent that assets include such securities, somewhat less stringent requirements may apply.

The separate account, through the funds, intends to comply with these requirements. Although the Company does not control the funds, the Company intends to monitor the investments of the mutual funds to ensure compliance with these diversification requirements.

Investor Control

In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their policy or contract. In those circumstances, income and gains from the separate account assets would be includable in the variable contract owner’s gross income each year.

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those separate account assets, such as the ability to exercise investment control over the assets. The Treasury has also stated that guidance would be issued by way of regulations or rulings on the “extent to which policyholders may direct their investments to particular Investment Options without being treated as owners of the underlying assets.’’ As of the date of this prospectus, no such guidance has been issued.

Tax Treatment of Policy Benefits

The remaining tax discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.

In General

The Company believes that the Death Benefit under the Policy will be excludable from the gross income of the Beneficiary under section 101(a)(1) of the Code, unless the Policy has been transferred for value and no exception to the transfer for value rules applies. In addition, the Policy Owner will generally not be deemed to be in constructive receipt of the Contract Value, including increments thereof, until there is a distribution. (See discussion of “Modified Endowment Contracts” below.) Depending on the circumstances, the exchange of a policy, a change in the policy’s face amount, a change in the policy’s death benefit option, a payment of an increased level of premiums, a policy loan, a partial or full surrender, a lapse with outstanding Indebtedness, a change in ownership, or an assignment of the policy may have federal income tax consequences. In addition, such actions may have Federal gift and estate, as well as state and local tax consequences that will depend upon the financial situation and other circumstances of each owner or beneficiary. You should consult your tax adviser for further advice on all tax issues.

The tax consequences of distribution from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a “Modified Endowment Contract.”

Modified Endowment Contracts

Special tax considerations apply to “Modified Endowment Contracts” (MEC). A MEC is defined under tax law as any policy that satisfies the present legal definition of a life insurance contract but which fails to satisfy a 7-pay test. A contract fails to satisfy the 7-pay test if the cumulative amount of premiums paid under the contract at any time during the first seven contract years exceeds the sum of the net level premiums that would have been paid on or before such time had the contract provided for paid-up future benefits after the payment of seven level annual premiums. If a material change in the contract occurs either during the first seven contract years, or later, a new seven-year testing period is begun. A decrease to the stated amount of the Policy may cause a retest under the 7-pay test and could cause your Policy to become a MEC. Tax regulations or other guidance will be needed to fully define those transactions that are material changes.

Any policy issued in exchange for a MEC will be subject to the tax treatment accorded to MECs. However, the Company believes that any policy received in exchange for a life insurance contract that is not a MEC will generally not be treated as a MEC if the face amount of the policy is greater than or equal to the death benefit of the policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the policy to become a MEC.

Loans and partial withdrawals from, as well as collateral assignments of, policies that are MECs will be treated as distributions to the policy owner for tax purposes. All pre-death distributions (including loans, partial withdrawals and collateral assignments) from MECs will be included in gross income on an income-first basis to the extent of any income in the policy (the contract value less the policy owner’s investment in the policy) immediately before the distribution.

The law also imposes a 10% penalty tax on pre-death distributions (including loans, collateral assignments, partial withdrawals and complete surrenders) from MECs to the extent they are included in income, unless a specific exception to the penalty applies. The penalty does not apply to amounts which are distributed on or after the date on which the taxpayer attains age 59½, because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer’s life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

If a Policy becomes a MEC distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC could later become taxable as a distribution from a MEC.

For purpose of applying the MEC rules, all MECs that are issued by Travelers (or its affiliates) to the same owner during any calendar year will be treated as one MEC contract for purposes of determining the amount includable in the owner’s gross income at the time of a distribution from any such contract.

The death benefit of a modified endowment contract remains excludable from the gross income of the beneficiary to the extent described above in “Tax Treatment of Policy Benefits.” Furthermore, no part of the investment growth of the cash value of a MEC is includable in the gross income of the owner unless the contract matures, is distributed or partially surrendered, is pledged, collaterally assigned, or borrowed against, or otherwise terminates with income in the contract prior to death. A full surrender of the contract after age 59½ will have the same tax consequences as noted above in “Tax Treatment of Policy Benefits.”

Due to the complexity of the MEC tax rules, a policy owner should consult a qualified tax adviser as to the potential MEC consequences before taking any actions with respect to the Policy.

Distributions from Policies Not Classified as Modified Endowment Contracts

Distributions from a policy that is not classified as a modified endowment contract are generally treated as first recovering the investment in the policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the cases of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the policy in the first 15 years after the policy is issued and as a result of that action, a cash distribution to the owner is made by the Company in order for the policy to continue complying with the Section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in Section 7702.

Loans from, or secured by, a policy that is not a MEC are generally not treated as distributions. Instead, such loans are generally treated as indebtedness of the owner. However, the tax consequences of some Policy loans are uncertain. You should consult a tax adviser as to those consequences. Upon a complete surrender or lapse of a policy that is not a MEC, or when benefits are paid at such a policy’s maturity date, if the amount received plus the amount of indebtedness exceeds the total investment in the policy, the excess generally will be treated as ordinary income subject to tax.

Finally, neither distributions (including distributions upon surrender or lapse) nor loans from or secured by, a policy that is not a MEC, are subject to the 10 percent additional tax previously referred to above regardless of when they are made. Certain changes to the policy may cause the policy to become a MEC. Therefore, a policy owner should consult a tax advisor before effecting any change to a policy that is not a modified endowment contract.

Treatment of Loan Interest

If there is any borrowing against the policy, the interest paid on loans may not be tax deductible.

Investment in the Policy

Investment in the policy means (i) the aggregate amount of any premiums or other consideration paid for a policy, minus (ii) the aggregate amount received under the Policy which is excluded from the gross income of the owner (except that the amount of any loan from, or secured by, a policy that is a MEC, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a policy that is a MEC to the extent that such amount is included in the gross income of the owner.

Business Uses of Policy

Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses and the IRS has recently issued new guidelines on split dollar arrangements. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

Other Tax Considerations

The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

Insurable Interest

The Owner must have an insurable interest in the life of the Insured in order for the Policy to be valid under applicable state law and for the Policy to be treated as a life insurance Policy for Federal income tax purposes. The laws of the state that govern the Policy determine the existence of an insurable interest. State laws on this subject vary widely, but typically require that the Owner have a lawful and substantial economic interest in the continued life of the person insured, which interest must exist at the time the insurance is procured, but not necessarily at the time of the Insured’s death. If no recognized insurable interest exists in a given situation, the Policy may be deemed void as against public policy under the state law and not entitled to treatment as a life insurance contract for Federal income tax purposes. It is the responsibility of the Owner to determine the existence of insurable interest in the life of the Insured under applicable state law.

The Company’s Income Taxes

The Company is taxed as a life insurance company under federal income tax law. Presently, the Company does not expect to incur any income tax on the earnings or the realized capital gains retained to meet the Company’s obligations under the Policy. Based on these expectations, no charge is being made currently to the income of the Separate Account for Federal income taxes that may be attributable to the separate account. However, the Company may assess a charge against the Investment Options for federal income taxes in the event that the Company incurs income or other tax liability attributable to the separate account under future tax law.

Under present laws, Travelers may incur state and local taxes in certain states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes (including such taxes), if any, attributable to the Separate Account.

Alternative Minimum Tax

Please consult your tax adviser for alternative minimum tax rules as they may impact your Policy.

Other Policy Information

Payment and Suspension of Valuation

You may send your written requests for payment to our Home Office. We ordinarily pay any proceeds, loan amounts, or surrender or partial surrender proceeds in a lump sum within seven days after receipt at our Home Office of all the documents required for such a payment. Other than the Death Benefit proceeds, which we determine as of the date of the Insured’s death, the amount we pay is as of the end of the Valuation Period during which our Home Office receives all required documents. We may pay our Death Benefit proceeds in a lump sum or under an optional payment plan.

Policy Statements

We will maintain all records relating to the separate accounts, the Investment Options and the Fixed Account. At least once each Policy Year, we will send you a statement showing:

    the Contract Value, Stated Amount and Amount Insured;
    the date and amount of each Premium Payment;
    the date and amount of each Monthly Deduction;
    the amount of any outstanding Policy Loan as of the date of the statement, and the amount of any loan interest charged on the Loan Account;
    the date and amount of any partial surrenders and the amount of any partial surrender charges or decrease of Stated Amount charges;
    the annualized cost of any Riders purchased under the Policy; and

    a reconciliation since the last report of any change in Contract Value and Cash Surrender Value.

We will also send any other reports required by any applicable state or federal laws or regulations.

Limits on Right To Contest And Suicide Exclusion

The Company may not contest the validity of the Policy after it has been in effect during the Insured’s lifetime for two years from the Issue Date. Subject to state law, if the Policy is reinstated, the two-year period will be measured from the date of reinstatement. Each requested increase in Stated Amount is contestable for two years from its effective date (subject to state law). In addition, if the Insured commits suicide during the two-year period following issue while sane or insane (subject to state law) the Death Benefit will be limited to the premiums paid less (i) the amount of any partial surrender and (ii) the amount of any Outstanding Loan. During the two-year period following an increase, the portion of the Death Benefit attributable to the increase in the case of suicide will be limited to an amount equal to the Deduction Amount paid for such increase (subject to state law) and if the policy is reinstated, the two year period will be measured from the date of re instatement.

Misstatement as to Sex and Age

If there has been a misstatement with regard to sex or age, benefits payable will be adjusted to what the Policy would have provided with the corrected information. You may file proof of age at any time at our Home Office.

Policy Changes

At any time, we may make such changes to your Policy as are necessary to assure compliance with the definition of life insurance prescribed in the Code. We may amend your Policy to conform with any law or regulation issued by any government agency to which it is subject. Only our officers have the right to change the Policy. No agent has the authority to change the Policy or waive any of its terms. Each endorsement, amendment, or rider must be signed by an officer of the Company to be valid.

Once the policy is issued, you may make certain changes. Some of these changes will not require additional underwriting approval; some changes will. Certain requests must be made in writing, as indicated below:

Written Changes Requiring Underwriting Approval:

    increases in the Stated Amount of insurance;

Written Changes Not Requiring Underwriting Approval:

    decreases in the Stated Amount of insurance
    changing the Death Benefit option
    changes to the way your premiums are allocated
    changing the Beneficiary (unless irrevocably named)

Written requests for changes should be sent to the Company c/o Andesa, TPA, Inc.

Distribution

Travelers Distribution LLC serves as the principal underwriter of the Policies, which are offered on a continuous basis. Travelers Distribution LLC is affiliated with both insurance companies, and is also located at One Tower Square, Hartford CT. Travelers Distribution is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

The Policies will be sold by life insurance sales representatives, who are registered representatives of the Company, or certain other registered broker-dealers, who have entered into distribution agreements with Travelers Distribution. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.

The maximum commission payable by the Company for distribution to the broker-dealer will not exceed 40% of the premium paid in the first Contract Year or 15% of premiums paid in Contract Years 2-4. After Contract Year 4, the maximum commission will not exceed 10% of premiums paid plus 0.50% of the current Contract Value. In addition, Tower Square Securities, Inc., an affiliated broker-dealer of the Company may receive additional incentive payments from the Company and may be compensated by the Company for certain expenses relating to the sale of the policies. The Company and Travelers Distribution LLC may receive distribution and/or service fees (12b-1 fees) deducted from certain Fund’s assets as compensation for providing distribution and/or shareholder support services for the Fund. From time to time, the Company may also pay or permit other promotional incentives, in cash, credit or other compensation.

Emergency Procedure

We reserve the right to postpone any surrender, partial surrender, policy loan, or payment of death benefit proceeds for a period not to exceed 12 months, if in our reasonable judgment, such postponement is necessary for the orderly liquidation of assets invested in an Investment Option. Furthermore, we may postpone any payment involving a determination of Contract Value in any case whenever:

    (1)   the New York Stock Exchange or any stock exchange in which an Investment Option invests is closed (except for customary weekend and holiday closings) or trading on the New York Stock Exchange or other stock exchange is restricted as determined by the SEC or equivalent authority; or

    (2)   in our reasonable judgment, we determine that a state of emergency exists so that valuation of the assets in an Investment Option or disposal of securities is not reasonably practicable.

Allocations and transfers to, and deductions and transfers from, an Investment Option may be postponed as described in (1) and (2) above. We reserve the right to suspend or postpone the date of any payment of any benefit or values (including the payments of cash surrenders and policy loans) for up to six months when policy values are being withdrawn from the Fixed Account.

Legal Proceedings

There are no pending legal proceedings affecting the Separate Account or the principal underwriter. There are no pending legal proceedings against the Company likely to have a material adverse effect on the ability of either Company to meet its obligations under the Contract.

Financial Statements

We have included the Company’s financial statements and the Separate Account’s financial statements in the applicable Statement of Information.

Experts

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2002 and 2001, and for each of the years in the three-year period ended December 31, 2002, have been included in the Statement of Additional Information and in the registration statement in reliance upon the reports of [ ], independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports covering the December 31, 2002 financial statements and schedules of The Travelers Insurance Company refer to changes in accounting for derivative instruments and hedging activities and for securitized financial assets.

The financial statements of the Travelers Fund UL III for Variable Life Insurance as of December 31, 2002, and for each of the years in the three-year period ended December 31, 2002, have been included in the Statement of Additional Information and in the registration statement in reliance upon the reports of [ ] , independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

APPENDIX A
Glossary of terms used throughout this prospectus

Accumulation Unit — a standard of measurement used to calculate the value of the Investment Options.

Age — the Insured’s age as of his or her last birthday.

Amount Insured — Under Option 1, the Amount Insured will be equal to the Stated Amount of the Policy or, if greater, a specified multiple of Contract Value (the “Minimum Amount Insured”). Under Option 2 the Amount Insured will be equal to the Stated Amount of the Policy plus the Contract Value (determined as of the date of the Insured’s death) or, if greater, the Minimum Amount Insured. Under Option 3, the Amount Insured will be equal to the Stated Amount of the Policy, plus Premium Payments minus any partial surrender.

Andesa, TPA, Inc. — The third party administrator for this product, located at 1605 North Cedar Crest Blvd., Suite 502, Allentown, PA, 18104-2351.

Beneficiary (ies) — the person(s) named to receive the Death Benefit of this Policy after the death of the Insured.

Cash Surrender Value — the Contract Value less any Outstanding Policy Loans.

Contract Value — the sum of the accumulated value held in the Investment Options plus the Loan Account value and the Fixed Account value attributable to the Policy.

Code — The Internal Revenue Code.

Company (Issuing Company) The Travelers Insurance Company

Company’s Home Office — the principal executive offices located at One Cityplace, Hartford, Connecticut 06103-3415.

Cost of Insurance Charge — A charge that reflects the anticipated mortality of the Insured.

Coverage Amount – the Amount Insured less the Contract Value.

Death Benefit — the amount payable to the Beneficiary if this Policy is in force upon the death of the Insured.

Deduction Date (or Day) — the day in each Policy Month on which the Monthly Deduction Amount is deducted from the Policy’s Contract Value.

Fixed Account — part of the General Account of the Company.

General Account —An account that consists of the Company’s assets other than those held in any separate account.

Initial Premium Payment — the first Premium Payment made under the Policy.

Insurance Company — The Travelers Insurance Company.

Insured — the person whose life is insured under the Policy.

Investment Options — the segments of the Separate Account to which you may allocate Premium Payments or Contract Value. Each Investment Option invests directly in a corresponding Mutual Fund.

Investment Option Deduction — the charge we deduct from each Investment Option to cover our mortality and expenses risk charges and administrative charges. It is shown on the Policy Summary.

Issue Date — the date on which the Company issues the Policy for delivery to the Policy Owner.

Issuing Company — The Travelers Insurance Company.

Loan Account — an account in the Company’s general account to which we transfer the amount of any Policy Loan, and to which we credit a fixed rate of interest.

Maturity Benefit – An amount equal to the Policy’s Contract Value, less any outstanding loan or unpaid Monthly Deduction Amount or amounts payable to an assignee, payable to the Policy Owner if the Insured is living on the Maturity Date.

A-1

Maturity Date — The anniversary of the Policy Date on which the Insured is age 100.

Minimum Amount Insured — the amount of Death Benefit required for this Policy to qualify as life insurance under federal tax law. It is a stated percentage of Contract Value determined as of the first day of the Policy Month and is shown in the Policy.

Monthly Deduction Amount — the amount of charges deducted from the Policy’s Contract Value, which includes cost of insurance charges, administrative charges, and any charges for benefits associated with any Rider(s).

Net Amount At Risk (Coverage Amount) — the Death Benefit minus the Contract Value at the beginning of each Policy Month.

Net Premium Payment — the amount of each Premium Payment, minus the deduction of any sales expense charges, Premium Taxes or Deferred Acquisition Cost Charges as shown on the Policy Summary.

Outstanding Loan — Amount owed the Company as a result of policy loans including both principal and accrued interest.

Planned Premium — the amount of premium which the Policy Owner chooses to pay to the Company on a scheduled basis, and for which the Company will bill the Policy Owner.

Policy – Travelers Corporate Owned Variable Life Insurance 2000, a variable flexible premium life insurance policy.

Policy Anniversary — an anniversary of the Policy Date.

Policy Date — the date on which the Policy, benefits and provisions of the Policy become effective.

Policy Month — twelve one-month periods during the Policy Year, each of which begins on the Policy Date or the Deduction Day.

Policy Owner(s) (you, your or owner) — the person(s) having rights to benefits under the Policy during the lifetime of the Insured; the Policy Owner may or may not be the Insured.

Policy Years — each successive twelve-month period; the first beginning with the Policy Date.

Premium Payment —the amounts you send us to be applied to your Policy.

Riders — supplemental insurance benefits offered under the Policy.

Separate Account — assets set aside by the Company, the investment performance of which is kept separate from that of other assets of the Company.

Stated Amount — the amount selected by the Policy Owner used to determine the Death Benefit, which may be increased or decreased as described in the Policy.

Mutual Fund (or Fund) — a registered open-end management investment company or a series thereof that corresponds to an Investment Option. Each Investment Option invests directly in a Mutual Fund of the same name.

Underwriting Period — the time period from when we receive a completed Application until the Issue Date.

Valuation Date — a day on which the separate account is valued. A Valuation Date is any day on which the New York Stock Exchange is open for trading. The value of Accumulation Units will be determined as of the close of trading on the New York Stock Exchange.

Valuation Period — the period between the close of business on successive Valuation Dates.

A-2

APPENDIX B

ILLUSTRATIONS

The following pages are intended to illustrate how the Contract Value, Surrender Value and Death Benefit can change over time for Policies issued to a ___________________. The illustrations assume that premiums are paid as indicated, no Policy loans are made, no increases or decreases to the Stated Amount are requested, no partial surrenders are made, and no charges for transfers between funds are incurred.

For all illustrations, there are two pages of values. One page illustrates the assumption that the maximum Guaranteed Cost of Insurance Rates, the monthly administrative charge, monthly load per $1,000 of Stated Amount, mortality and expense risk charge, and sales expense charge allowable under the Policy are charged in all years. The other page illustrates the assumption that the current scale of Cost of Insurance Rates and other charges are charged in all years. The Cost of Insurance Rates charged vary by age, sex and underwriting classification and number of years from Policy issue, and the per $1,000 load per Stated Amount varies by age, amount of insurance and smoker/non-smoker classification for current charges. The current illustrations reflect a deduction from each Target Premium of 10% for years 1-2, 8% years 3-7 and 3.5% thereafter. The current illustrations reflect a deduction on all excess premium of 6% in years 1-2, 4% years 3-7 and 3.5% thereafter.

The guaranteed illustrations reflect a deduction from each Target Premium of 12% in all years and 8% on amounts paid in excess of the Target Premium.

The values shown in these illustrations vary according to assumptions used for charges, and gross rates of investment returns. For the first twenty-five policy years the current charges consist of 0.20% mortality and expense risk charge and .05% thereafter. In all policy years, the guaranteed charges consist of a 0.75% mortality and expense risk charge.

The charge for Fund expenses reflected in the illustrations assumes that Contract Value is allocated equally among all Investment Options and that no Policy Loans are outstanding, and is an average of the investment advisory fees and other expenses charged by each of the Funds during the most recent audited calendar year. The Fund expenses for some of the Funds reflect an expense reimbursement agreement currently in effect, as shown in the Policy prospectus summary. Although these reimbursement arrangements are expected to continue in subsequent years, the effect of discontinuance could be higher expenses charged to Policy Owners.

After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 6%, and 12% correspond to approximate net annual rates of ______%, __________% and ________%, respectively on a current basis for years 1-25; and to approximate net annual rates of _____%, ________% and _____% thereafter. On a guaranteed basis the annual gross investment rates of 0%, 6.0% and 12% correspond to approximate net annual rates of ______%, ______% and _______% in all years.

The actual charges under a Policy for expenses of the Investment Options will depend on the actual allocation of Contract Value and may be higher or lower than those illustrated.

The illustrations do not reflect any charges for federal income taxes against Fund UL III, since the Company is not currently deducting such charges from Fund UL III. However, such charges may be made in the future, and in that event, the gross annual investment rates of return would have to exceed 0%, 6% and 12% by an amount sufficient to cover the tax charges in order to produce the Death Benefits, Contract Values and Cash Surrender Values illustrated.

Upon request, the Company will provide a comparable illustration based upon the proposed Insured’s age, sex, underwriting classification, the specified insurance benefits, and the premium requested. The illustration will show average fund expenses or, if requested, actual fund expenses. The hypothetical gross annual investment return assumed in such an illustration will not exceed 12%.

COLI 2000
FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE POLICY
LEVEL DEATH BENEFIT OPTION
ILLUSTRATED WITH CURRENT CHARGES

Male, Issue Age 55	Face Amount: $1,000,000
Preferred, Non-smoker	Annual Premium: $30,000.00

	Total	Death Benefit			Contract Value			Cash Surrender Value

	Premiums
	With 5%
Year	Interest	0%	6%	12%	0%	6%	12%	0%	6%	12%

1
2
3
4
5
6
7
8
9
10
15
20

These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

COLI 2000
FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE POLICY
LEVEL DEATH BENEFIT OPTION
ILLUSTRATED WITH GUARANTEED CHARGES

Male, Issue Age 55	Face Amount: $1,000,000
Preferred, Non-smoker	Annual Premium: $30,000.00

	Total	Death Benefit			Contract Value			Cash Surrender Value

	Premiums
	With 5%
Year	Interest	0%	6%	12%	0%	6%	12%	0%	6%	12%

1
2
3
4
5
6
7
8
9
10
15
20

These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

APPENDIX C

Target Premium Per $1,000 Of Stated Amount All Underwriting Classes
Standard And Preferred Smoker And Non-Smoker

Age	Male	Female	Unisex

20	25.49885	21.35312	24.67777
21	26.25533	22.05852	25.42278
22	27.04281	22.79038	26.19845
23	27.86586	23.54970	27.00937
24	28.72917	24.33773	27.85695
25	29.63486	25.15422	28.74463
26	30.58643	26.00205	29.67441
27	31.58335	26.88113	30.64690
28	32.62452	27.79141	31.66258
29	33.71079	28.73438	32.72066
30	34.84316	29.71150	33.82174
31	36.02088	30.72326	34.96677
32	37.24380	31.77143	36.15529
33	38.51130	32.85823	37.38654
34	39.82501	33.98300	38.66183
35	41.18470	35.14808	39.98270
36	42.59063	36.35310	41.34755
37	44.04142	37.59596	42.75638
38	45.53736	38.87592	44.20922
39	47.07884	40.19069	45.70492
40	48.66485	41.53957	47.24193
41	50.29448	42.92135	48.82045
42	51.96862	44.33684	50.44101
43	53.68801	45.78699	52.10416
44	55.45241	47.27608	53.81251
45	57.26368	48.80417	55.56579
46	59.12431	50.37449	57.36606
47	61.03580	51.99103	59.21574
48	63.00258	53.65371	61.11856
49	65.02827	55.36365	63.07747
50	67.11449	57.12257	65.09434
51	69.26320	58.93024	67.16829
52	71.47047	60.78640	69.29887
53	73.73607	62.68726	71.48414
54	76.05516	64.63067	73.71929
55	78.42689	66.61974	76.00345
56	80.85354	68.65902	78.34017
57	83.34160	70.75893	80.73560
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Age	Male	Female	Unisex

58	85.90006	72.93427	83.20014
59	88.53960	75.19989	85.74576
60	91.26869	77.56483	88.37912
61	94.09169	80.03119	91.10324
62	97.00755	82.59477	93.91915
63	100.01297	85.23864	96.81869
64	103.10493	87.94870	99.79450
65	106.28342	90.71791	102.84656
66	109.56101	93.55528	105.98510
67	112.96034	96.48236	109.23156
68	116.51614	99.53950	112.62104
69	120.26554	102.77254	116.19089
70	124.23658	106.21512	119.96965
71	128.44465	109.89099	123.97439
72	132.88796	113.80393	128.20151
73	137.54435	117.93734	132.63054
74	142.38323	122.27404	137.23573
75	147.39278	126.80803	142.00609
76	152.58944	131.55967	146.95678
77	158.02373	136.57999	152.13912
78	163.78802	141.95257	157.64536
79	169.99253	147.77602	163.58178
80	176.72991	154.13846	170.04077

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APPENDIX D

Cash Value Accumulation Test Factors

Attained Age	Male	Female	Unisex

20	633.148%	730.543%	634.793%
21	614.665%	707.139%	615.976%
22	596.465%	684.397%	597.468%
23	578.511%	662.302%	579.276%
24	560.815%	640.866%	561.389%
25	543.379%	620.044%	543.820%
26	526.258%	599.844%	526.602%
27	509.509%	580.274%	509.766%
28	493.139%	561.313%	493.352%
29	477.198%	542.942%	477.377%
30	461.701%	525.158%	461.850%
31	446.663%	507.942%	446.790%
32	432.102%	491.271%	432.212%
33	418.008%	475.156%	418.110%
34	404.389%	459.577%	404.476%
35	391.242%	444.539%	391.322%
36	378.572%	430.055%	378.643%
37	366.371%	416.121%	366.432%
38	354.629%	402.741%	354.688%
39	343.340%	389.900%	343.405%
40	332.495%	377.582%	332.568%
41	322.076%	365.761%	322.159%
42	312.066%	354.409%	312.160%
43	302.451%	343.485%	302.548%
44	293.213%	332.973%	293.311%
45	284.333%	322.845%	284.430%
46	275.796%	313.076%	275.889%
47	267.583%	303.657%	267.670%
48	259.681%	294.578%	259.759%
49	252.082%	285.825%	252.148%
50	244.777%	277.388%	244.833%
51	237.768%	269.258%	237.808%
52	231.048%	261.433%	231.068%
53	224.616%	253.903%	224.616%
54	218.462%	246.649%	218.462%
55	212.574%	239.650%	212.574%
56	206.935%	232.883%	206.935%
57	201.529%	226.323%	201.529%
58	196.343%	219.953%	196.343%
59	191.366%	213.770%	191.366%
D-1

Attained Age	Male	Female	Unisex

60	186.595%	207.782%	186.595%
61	182.029%	202.001%	182.029%
62	177.668%	196.446%	177.668%
63	173.510%	191.127%	173.510%
64	169.549%	186.043%	169.549%
65	165.775%	181.178%	165.775%
66	162.175%	176.510%	162.175%
67	158.734%	172.015%	158.734%
68	155.443%	167.672%	155.443%
69	152.296%	163.479%	152.296%
70	149.296%	159.441%	149.296%
71	146.446%	155.571%	146.446%
72	143.754%	151.890%	143.754%
73	141.225%	148.407%	141.225%
74	138.855%	145.126%	138.855%
75	142.252%	142.252%	142.252%
76	140.077%	140.077%	140.077%
77	138.021%	138.021%	138.021%
78	136.067%	136.067%	136.067%
79	134.206%	134.206%	134.206%
80	132.698%	132.698%	132.698%
81	131.020%	131.020%	131.020%
82	129.445%	129.445%	129.445%
83	127.981%	127.981%	127.981%
84	126.623%	126.623%	126.623%
85	120.411%	120.411%	120.411%
86	119.280%	119.280%	119.280%
87	118.211%	118.211%	118.211%
88	117.185%	117.185%	117.185%
89	116.182%	116.182%	116.182%
90	115.177%	115.177%	115.177%
91	114.146%	114.146%	114.146%
92	113.058%	113.058%	113.058%
93	111.887%	111.887%	111.887%
94	110.625%	110.625%	110.625%
95	109.295%	109.295%	109.295%
96	107.982%	107.982%	107.982%
97	106.958%	106.958%	106.958%
98	106.034%	106.034%	106.034%
99	103.603%	103.603%	103.603%
D-2

To learn more about the Policy, you should read the Statement of Additional Information (SAI) dated the same date as this prospectus, which is incorporated by reference into this Prospectus. For a free copy of the SAI or for other Policy inquiries please contact us by writing to Travelers Life & Annuity, One Cityplace, Hartford, CT 06103-3415, call 1-800-842-9406 or access the SEC’s website (http://www.sec.gov).

To obtain free copies of personalized illustrations of death benefits, cash surrender values, and cash values please contact your agent or registered representative. A statement whether and from where information is incorporated by reference into the prospectus as permitted by General Instruction D.

The SAI and additional information about the Registrant can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the Registrant are available on the Commission’s Internet site at http://www.sec.gov and that copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, NW, Washington, DC 20549-0102.

Investment Company Act File Numbers: 811-09215

TRAVELERS LIFE & ANNUITY CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE III POLICY PROSPECTUS

May 1, 2003

Flexible Premium Variable Life Insurance Policies

Issued by:
The Travelers Insurance Company — The Travelers Fund UL III for Variable Life Insurance

This prospectus describes information you should know before you purchase Travelers Life & Annuity Corporate Owned Variable Universal Life Insurance III (the Policy). Please be aware that this is a prospectus, which highlights many Policy provisions and communicates the Policy’s primary features. Some policy features may not be available in some states and there may be variations in your Policy from descriptions contained in this prospectus because of differences in state law that affect the Policies. We use certain terms throughout this prospectus, which are defined in Appendix A. The language of the Policy itself determines your rights and obligations under the Policy.

As a life insurance policy, the Policy is a contract between you and the Company. The Policy is designed for corporations and employers to provide insurance protection on the life of Insured employees and to build Contract Value. The Policy has a minimum Stated Amount of $50,000 and a minimum Target Premium of $100,000. You agree to make sufficient Premium Payments to the Company and the Company agrees to pay a Death Benefit to your Beneficiary after the death of the Named Insured (Insured). Premium Payments are flexible in both frequency and amount. You can build Contract Value by investing in a variety of Investment Options, which, in turn, invest in professionally managed Mutual Funds (the Funds). A fixed rate option (the Fixed Account) is also available. Except for amounts in the Fixed Account, the value of your Policy will vary based on the performance of the Funds you select.

Replacing any existing life insurance policy with this Policy may not be to your advantage.

THE POLICY AND THE INVESTMENT OPTIONS:

    ARE NOT FDIC INSURED

    ARE NOT DEPOSITS OF ANY BANK

    ARE NOT ENDORSED BY OR GUARANTEED BY ANY BANK OR GOVERNMENT AGENCY

    MAY GO DOWN IN VALUE

To learn more about the Policy you can request a copy of the Statement of Additional Information (“SAI”) dated May 1, 2003. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity, One Cityplace, Hartford, Connecticut 06103-3415, call 1-800-842-9406 or access the SEC’s website (http://www.sec.gov).

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Summary of Principal Policy Benefits and Risks
Policy Summary
Principal Policy Benefits
Principal Policy Risks
Fund Company Risks
Fee Tables
Transaction Fees
Periodic Charges other than Fund Operating Expenses
Charges for Optional Riders
Fund Fees and Expenses
Description of the Insurance Company, Separate Account and Funds
The Insurance Company
The Separate Account and its Investment Options
The Funds
Voting Rights
Conflicts of Interest
The Fixed Account
Policy Charges and Deductions
Charges Against Premium
Charges Against Contract Value
Charges Against the Separate Account
Fund Charges
Modification, Reserved Rights, and Other Charges
Policy Description
Applying for a Policy
Right to Cancel (free look period)
Tax Free ‘Section 1035’ Exchanges
Ownership/Policy Rights
Policy Changes
Premiums
Amount, Frequency and Duration of Premium Payments
Allocation of Premium Payments
Values Under Your Policy
Contract Value
Investment Option Valuation
Fixed Account Valuation
Loan Account Valuation

2

Transfers
Transfer of Contract Value
Transfer of Contract Value from the Fixed Account to the Investment Options
Transfer of Contract Value from the Investment Options to the Fixed Account
Death Benefit
Death Benefit Examples
Changing the Death Benefit Option
Paying the Death Benefit and Payment Options
Benefits at Maturity
Other Benefits
Exchange Option
Riders
Policy Surrenders
Full Surrender
Partial Surrender
Policy Loans
Loan Conditions
Effects of Loans
Lapse and Reinstatement
Lapse
Grace Period
Lapse Protection Guarantee Rider
Reinstatement
Federal Tax Considerations
Potential Benefits of Life Insurance
Tax Status of the Policy
Tax Treatment of Policy Benefits
Other Tax Considerations
Insurable Interest
The Company’s Income Taxes
Alternative Minimum Tax
Other Policy Information
Payment and Suspension of Valuation
Policy Statements
Limits on Right to Contest and Suicide Exclusion
Misstatement as to Sex and Age
Policy Changes
Distribution
Emergency Procedures
Legal Proceedings
Financial Statement
Experts
Appendix A: Glossary of terms used throughout this prospectus
Appendix B: Illustrations
Appendix C: Target Premiums per $1,000 of Stated Amount
Appendix D: Cash Value Accumulation Test Factors

3

SUMMARY OF PRINCIPAL POLICY BENEFITS AND RISKS

This section provides a summary of the Policy and the Principal Policy Benefits and Risks. You should read the entire prospectus before purchasing the Policy. Important details regarding the Policy are contained in other sections of this prospectus.

Policy Summary

Travelers Life & Annuity Corporate Owned Variable Universal Life Insurance III is both an insurance product and a security. The Policy is first and foremost a life insurance Policy with Death Benefits, Contract Values, and other features traditionally associated with life insurance. To provide these benefits to you, we deduct amounts from your Premium Payments and Policy assets to pay insurance costs, sales and Policy expenses. The Policy is a security because the Contract Value and, under certain circumstances, the Amount Insured and Death Benefit may increase and decrease based on the performance of the Investment Options you select.

Principal Policy Benefits

    Death Benefit

    We will pay your Beneficiary a Death Benefit after the death of the Insured while this Policy is in effect. There are two primary amounts involved in determining the Death Benefit under this Policy. First, when you apply for your Policy you will state the amount of life insurance coverage (the Stated Amount) that you wish to purchase on the Insured. Second, for a Policy to qualify as life insurance under federal tax law, it must provide a minimum amount of insurance in relation to the Contract Value of your Policy (the Minimum Amount Insured). Generally, the Contract Value of your Policy is the sum of the values in the Investment Options and the Fixed Account, plus your Loan Account Value.

    In addition to choosing the Stated Amount, you must also choose a Death Benefit option. There are three Death Benefit options available:

      Option 1 – Level Option: the Death Benefit will be the greater of (i) the Stated Amount or (ii) the Minimum Amount Insured on the Insured’s date of death.
      Option 2 – Variable Option: the Death Benefit will be the greater of (i) the Stated Amount plus the Contract Value of the Policy or (ii) the Minimum Amount Insured on the Insured’s date of death
      Option 3 – Annual Increase Option: the Death Benefit will be the greater of:
1.	(a) plus (b) where: (a) is the Stated Amount as of the Insured’s date of death; and (b) is the greater of zero and the lessor of (i) and (ii) where (i) is the Option 3 maximum increase shown on the Policy Summary and (ii) is the total premium payments less any partial surrenders: OR

2.	the Minimum Amount Insured on the Insured’s date of death.

    The Death Benefit may be increased or decreased by changes in the Stated Amount, surrenders and outstanding loans and charges.

    Policy Surrenders (Withdrawals)

    You may withdraw some or all of your money from your Policy (applicable charges and fees).

    Policy Loans

    You may borrow against your Policy using your Policy as collateral.

    The Investment Options and the Corresponding Funds

    You may select from a wide variety of Investment Options listed below. Each Investment Option invests directly in a professionally managed Fund. You may transfer Contract Value among any of the Investment Options and the Fixed Account while continuing to defer current income taxes.

4

EMERGING MARKETS	LARGE CAP (cont.)
Credit Suisse Emerging Markets Portfolio	Alliance Growth & Income Portfolio — Class B
INTERNATIONAL	Alliance Premier Growth Portfolio — Class B
Lazard International Stock Portfolio	American Funds Growth Fund — Class 2
Putnam VT International Growth Fund — Class IB	American Funds Growth — Income Fund — Class 2
Shares	Capital Appreciation Fund (Janus)
Scudder VIT EAFE Equity Index Fund	Dreyfus VIF Appreciation Portfolio — Initial Shares
Smith Barney International All Cap Growth Portfolio	Equity Income Portfolio (Fidelity)
Templeton Foreign Securities Fund — Class 2	Equity Index Portfolio — Class I
GLOBAL	Fidelity VIP Contrafund® Portfolio — Service Class 2
American Funds Global Growth Fund — Class 2	Large Cap Portfolio (Fidelity)
Janus Aspen Series Worldwide Growth Portfolio —	MFS Research Portfolio
Service Shares	Salomon Brothers Variable Investors Fund
TECHNOLOGY	Smith Barney Large Cap Growth Portfolio
Janus Aspen Series Global Technology Portfolio —	Social Awareness Stock Portfolio (Smith Barney)
Service Shares	Van Kampen Enterprise Portfolio
SMALL CAP	BALANCED
Dreyfus VIF Small Cap Portfolio	Fidelity VIP Asset Manager Portfolio — Initial Class
Franklin Small Cap Fund — Class 2	Janus Aspen Series Balanced Portfolio — Service Shares
Putnam VT Small Cap Value Fund — Class IB Shares	MFS Total Return Portfolio
Scudder VIT Small Cap Index Fund	Salomon Brothers Variable Total Return Fund
MID CAP/MULTI CAP	BOND
Fidelity VIP Mid Cap Portfolio — Service Class 2	PIMCO Total Return Portfolio — Administrative Class
MFS Emerging Growth Portfolio	Salomon Brothers Variable Strategic Bond Fund
MFS Mid Cap Growth Portfolio	Travelers Convertible Securities Portfolio
Pioneer Mid-Cap Value VCT Portfolio — Class II Shares	Travelers High Yield Bond Trust
Putnam VT Voyager II Fund — Class IB Shares	Travelers Quality Bond Portfolio
Salomon Brothers Variable Capital Fund	Travelers U.S. Government Securities Portfolio
Smith Barney Aggressive Growth Portfolio	MONEY MARKET
Smith Barney Fundamental Value Portfolio	Travelers Money Market Portfolio
Travelers Disciplined Mid-Cap Stock Portfolio	REAL ESTATE
LARGE CAP	Delaware VIP REIT Series — Standard Class
AIM Capital Appreciation Portfolio
Alliance Growth Portfolio

5

    The Fixed Account

    You may allocate Premium Payments and transfer Contract Value to the Fixed Account. The Fixed Account is credited interest at an effective annual rate guaranteed to be at least 3%. Transfers of Contract Value into or out of the Fixed Account are permitted subject to certain restrictions.

    Flexible Premium Payments

    After you make the initial Premium Payment, you may choose the amount and frequency of future Premium Payments, within certain limits.

    Payment Options

    You or your Beneficiary can choose from a variety of fixed and variable Payment Options (e.g., lump sum or various periodic payments) to receive the Policy Proceeds.

    Tax-Free Death Benefit

    Your Beneficiary may receive the Death Benefit free of income tax, and with properly structured ownership you can also avoid estate tax on the Death Benefit.

    Right to Cancel Period

    We urge you to examine your Policy closely. If, for any reason, you are not satisfied, you may return the Policy to us for a refund. You must return the Policy within the latest of:

      Ten days after the Policy was delivered to you; or
      Forty-five days after the date the application for this Policy was signed.
    Dollar-Cost Averaging

    Under this program, you invest the same amount of money at regular intervals, so you are buying more units when the market is down and fewer units when the market is high. The potential benefit is to lower your average cost per unit.

    Portfolio Rebalancing

    This program can help prevent a structured investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages for the Investment Options you most recently selected to shift. Under this program, you may instruct us to automatically reallocate values in your Policy periodically to help keep your investments properly aligned with your investment strategy.

    Exchange Option

    During the first two Policy Years you can exchange this Policy for a form of non-variable permanent individual life insurance (subject to certain restrictions).

Principal Policy Risks

    Poor Fund Performance

    The value of your Policy is tied to the investment performance of the Funds and allocation percentages you choose. If those Funds perform poorly, the value of your Policy will decrease. Since we continue to deduct charges from the Contract Value, if investment results are too low, the Cash Surrender Value of your Policy may fall to zero. In that case, the Policy will, after a grace period, terminate without value and insurance coverage will no longer be in effect.

    Adverse Tax Consequences

    There is a possibility that your Policy could be treated as a modified endowment contract (MEC) under federal tax laws. If this occurs, partial or full surrenders, as well as Policy loans, could

6

    incur taxes and tax penalties. In addition, if the Policy is not treated as a life insurance contract under federal tax laws, you will lose some or all of the potential tax advantages of purchasing and owning the Policy.

    Policy Lapse

    There is a risk that if partial surrenders, loans, and monthly deductions reduce your Cash Surrender Value to too low an amount and/or if the investment experience of your selected Investment Options is unfavorable, then your Policy could lapse. If your Policy lapses, then the Policy and all rights and benefits under it will terminate.

    Policy Withdrawal Limitations

    Full and Partial surrenders may be subject to a surrender charge. The minimum partial surrender amount is $500. Surrenders will reduce the Death Benefit, the Amount Insured and the Contract Value of the Policy. Federal income taxes and a penalty tax may apply to partial surrenders.

    Effects of Policy Loans

    A Policy loan, whether or not repaid, will affect your Policy’s Contract Value over time because we transfer the amount of the loan from the Investment Options and the Fixed Account to the Loan Account and hold it as collateral. As a result, the loan collateral does not participate in the investment results of the Investment Options or the interest credited to the Fixed Account. A Policy loan also reduces the Death Benefit proceeds and could make it more likely that a Policy will lapse.

    Policy is not Suited for Short-Term Investment

    We designed the Policy to meet long-term financial goals. You should not purchase this Policy to meet any short-term investment goals or if you think you will surrender all or part of your Policy in the short-term.

Fund Company Risks

    A comprehensive discussion of the risks of each Fund may be found in each Fund Company’s prospectus
    Each Fund has its own goal, investment objective and investment strategies that affect the risks associated with investing in that Fund

    A Fund always carries investment risks although some types carry more risk than others. Generally, the higher the potential return, the higher the risk of loss. Before you decide which Funds to choose, you should consider whether the goals and risks of a Fund are a good fit for your investment plan.

7

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy or surrender the Policy. The tables disclose the Maximum Guaranteed Charge, the Current Charge and where the amount of a charge depends on the Policy Owners characteristics, such as age or rating classification, the charge for a Sample Policy Owner.

Transaction Fees

Charge	When we Deduct the Charge	Amount Deducted*

Sales Expense Charge (includes Premium Tax Charge and Federal Deferred Acquisition Cost Charge)	Upon receipt of each Premium Payment	Current Charge:	See Chart Below **
		Guaranteed Charge:	In all Policy Years: 12% of premium payments up to the Target Premium and 8% on premium payments in excess of the Target Premium

Premium Tax Charge	Upon receipt of each Premium Payment	Current Charge:	2.25% of each Premium Payment (included in the Sales Expense Charge)
		Guaranteed Charge:	2.25% of each Premium Payment (included in the Sales Expense Charge)

Federal Deferred Acquisition Cost Charge	Upon receipt of each Premium Payment	Current Charge:	1.25% of each Premium Payment (included in the Sales Expense Charge)
		Guaranteed Charge:	1.25% of each Premium Payment (included in the Sales Expense Charge)

Surrender Charge	When you fully or partially surrender your Policy.	Current Charge:	No charge
		Guaranteed Charge:	No charge

Transfer Charge	When you transfer Cash Value among the Investment Options	Current Charge:	No charge
		Guaranteed Charge:	Up to six free transfers a year and then $10 per transfer thereafter

    Current and Guaranteed charges may vary in certain states but will not exceed the Guaranteed charges shown above. The rates may vary depending on the age, gender, policy duration and the amount of insurance coverage. This rate may not be representative of the charge that a particular policy owner would pay. To obtain information on the rates/charges that would apply to you, please contact your agent or registered representative.
	SALES EXPENSE CHARGES ON A CURRENT BASIS
POLICY YEARS	Up to Target Premium	Above Target Premium
Year 1	10%	6.8%
Year 2	8%	6.4%
Year 3	8%	6.0%
Year 4	8%	5.5%
Year 5	8%	4.5%
Years 6 & 7	8%	3.5%
Years 8+	3.5%	3.5%

8

The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including Fund expenses.

Periodic Charges Other Than Fund Operating Expenses

Charge	When we Deduct the Charge	Amount Deducted

Cost of Insurance Charge (COI*)	Monthly on the Deduction Day	Current Charge:	Rates per $1000 of Insurance Risk for the First Year of Coverage: Minimum: $0.015319** Maximum: $6.566896***
		Guaranteed Charge:	Rates per $1000 of Insurance Risk for First Year of Coverage: Minimum: $0.0884**** Maximum: $9.0119***
		Sample Charge for a 43 year-old non-smoking male (guaranteed issue)	Rates per $1000 of Insurance Risk for First Year of Coverage: Current: $0.061446 Guaranteed: $0.3365

Policy Administrative Expense Charges	Monthly on the Deduction Date	Current Charge:	$5.00
		Guaranteed Charge:	$10.00

Mortality and Expense Risk (M&E) Charge	Daily from the unloaned portion of the Contract Value	Current Charge:	0.20% on an annual basis of the amounts in the Investment Options for Policy Years 1-25 and 0.05% thereafter
		Guaranteed Charge:	0.75% on an annual basis for all Policy Years

Monthly Sales Expense Charge	Monthly for the first twenty (20) Policy Years and for (20) Policy Years following an increase in Stated Amount on the Deduction Date from unloaned portion of the Contract Value	Current Charge:	Rates per $1000 of the greater of Base Insurance Risk and 7 times first year premium for First Year of Coverage: $0.10
		Guaranteed Charge:	Rates per $1000 of the greater of Base Insurance Risk and 7 times first year premium for First Year of Coverage: $0.10

Cost of Policy Loans******	Monthly from the Loan Account (charged in arrears)	Current Charge:	0.60% on an annual basis of the loan amount for the first ten (10) Policy Years, 0.50% for Policy Years eleven (11) to twenty-five (25), and 0.30% thereafter.
		Guaranteed Charge:	1.00% on an annual basis of the loan amount for all Policy Years

*	The current cost of insurance charges shown are for a preferred nonsmoker underwriting and risk class while the Guaranteed charges are based on the 1980 Commissioners Standard Ordinary (1980 CSOO Tables).

**	Sample charge for a 47-year-old female preferred non-smoker (any underwriting class).

***	Sample charge for an 80-year-old male fully underwritten as standard smoker.

****	Sample charge a 20-year-old female preferred non-smoker (any underwriting class).

*****	The Policy Loan cost reflects the difference between the loan interest rate charged and the loan interest rate credited (see the Policy Loans section for more information).

9

Charges for Optional Riders

Charge	When we Deduct the Charge	Amount Deducted

Insured Term Rider	Monthly for the first twenty (20) Policy Years and for (20) Policy Years following an increase in Stated Amount on the Deduction Date from unloaned portion of the Contract Value	Current Charge:	Rates per $1000 of the greater of Base Insurance Risk and 7 times first year premium for First Year of Coverage: $0.10
		Guaranteed Charge:	Rates per $1000 of the greater of Base Insurance Risk and 7 times first year premium for First Year of Coverage: $0.10

Fund Charges and Expenses

The next tables described the Fund fees and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund’s Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.

We receive payments from some of the Funds or their affiliates for providing administrative or other services for a Fund. These payments vary in amount and currently we receive fees at an annual rate of up to approximately 0.50% of the average net amount invested in a Fund on behalf of Travelers’ separate accounts. These payments by the Funds or their affiliates do not result in any charge to you in addition to the Total Operating Expenses disclosed for each Fund below.

The first table below shows the minimum and maximum fees and expenses charged by any of the Funds as of December 31, 2002. The second table shows each Fund’s fees and expenses as of December 31, 2002. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund. The Funds that are shaded in the table are not available to contracts dated after April 30, 2001.

Minimum and Maximum Total Annual Fund Operating Expenses as of December 31, 2002

	Minimum	Maximum

Total Annual Fund Operating Expenses (before any expense reimbursements)
10

Fund Fees and Expenses as of December 31, 2002 (unless otherwise indicated)

Funding Options:	Mgmt Fee (before expense reimbursement)	Distribution and Service (12b-1) Fees	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)	Total Net Annual Operating Expenses after any Contractual Waivers, Voluntary Waivers, Expense Credits and Reimbursements

Capital Appreciation Fund
High Yield Bond Trust
Money Market Portfolio (Travelers)
Alliance Variable Product Series Fund, Inc.
Growth and Income Portfolio — Class B*
Premier Growth Portfolio — Class B*
American Variable Insurance Series
Global Growth Fund — Class 2*
Growth Fund — Class 2*
Growth-Income Fund — Class 2*
Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio
Delaware VIP Trust
VIP REIT Series
Deutsche Asset Management VIT Funds
EAFE® Equity Index Fund
Small Cap Index Fund
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares
Small Cap Portfolio — Initial Shares
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2*
Templeton Foreign Securities Fund — Class 2*
Greenwich Street Series Fund
Equity Index Portfolio — Class I Shares
Fundamental Value Portfolio
Janus Aspen Series
Balanced Portfolio — Service Shares*
Global Technology Portfolio — Service Shares*
Worldwide Growth Portfolio — Service Shares*
PIMCO Variable Insurance Trust
Total Return Portfolio

11

Pioneer Variable Contracts Trust
Pioneer Mid-Cap Value VCT Portfolio — Class II*
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares*
Putnam VT Small Cap Value Fund — Class IB Shares*
Putnam VT Voyager II Fund — Class IB Shares*
Salomon Brothers Variable Series Fund Inc.
Capital Fund
Investors Fund
Strategic Bond Fund
Total Return Fund
The Travelers Series Trust
Convertible Securities Portfolio
Disciplined Mid Cap Stock Portfolio
Equity Income Portfolio
Large Cap Portfolio
Lazard International Stock Portfolio
MFS Emerging Growth Portfolio
MFS Mid Cap Growth Portfolio
MFS Research Portfolio
Social Awareness Stock Portfolio
Travelers Quality Bond Portfolio
U.S. Government Securities Portfolio
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio
Alliance Growth Portfolio
MFS Total Return Portfolio
Smith Barney Aggressive Growth Portfolio
Smith Barney International All Cap Growth Portfolio
Smith Barney Large Capitalization Growth Portfolio
Van Kampen Enterprise Portfolio
Variable Insurance Products Fund II
Asset Manager Portfolio — Initial Class
Contrafund® Portfolio — Service Class 2*
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2*

______________

*	The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

Notes

______________

*	Certain Funds’ investment advisers and/or service providers have voluntarily provided expense reductions and/or expenses limitations. As a result of these voluntary expense limitations, Total Annual Operating Expenses for these Funds were reduced. These voluntary expense limitations may be discontinued at any time. If such expense limitations are discontinued, current and /or future Total Annual Operating Expenses may be higher.

12

Description of the Company, Separate Account and Funds

The Insurance Company

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415. The Company is subject to Connecticut law governing insurance companies and is regulated by the Connecticut Commissioner of Insurance. The Company files an annual statement in a prescribed form with the Commissioner that covers the operations of the Company for the preceding year and its financial condition as of the end of such year. The Company’s books and assets are subject to review or examination by the Commissioner, and a full examination of its operations is conducted at least once every four years. In addition, the Company is subject to the insurance laws and regulations of any jurisdiction in which it sells its insurance Policies, as well as to various federal and state securities laws and regulations.

The Separate Account and its Investment Options

Under Connecticut law, The Travelers Insurance Company sponsors a separate account: The Travelers Fund UL III for Variable Life Insurance (Fund UL III). Separate accounts are primarily designed to keep policy assets separate from other company assets. Premium payments that you invest in the Investment Options are deposited in Fund UL III. The income, gains, and losses are credited to, or charged against Fund UL III without regard to the income, gains or losses from any other Investment Option or from any other business of the Company.

The Travelers Fund UL III for Variable Life Insurance was established on January 15, 1999 under the laws of Connecticut and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940 and qualifies as a “separate account.”

Fund UL III is divided into the various Investment Options to which you allocate your Premium Payments. Each Investment Option uses its assets to purchase shares of a corresponding Fund of the same name. Fund UL III purchases shares of the Funds at net asset value (i.e., without a sales charge) and receive all dividends and capital gains distributions from each Fund, and reinvests in additional shares of that Fund. Finally, the assets of Fund UL III may not be used to pay any liabilities of the insurance company other than those arising from the Policies, and the insurance company is obligated to pay all amounts promised to Policy Owners under the Policy.

The Funds

The Funds offered through this Policy are listed below. Some Funds may not be available in certain states. We may also add, withdraw or substitute Funds from time to time. Each Fund is registered under the Investment Company Act of 1940 as an open-end, management investment company. These Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Fund, and Policy Owners should not compare the two.

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Each Fund has different investment objectives and risks. The Fund prospectuses contain more detailed information on each Fund’s investment strategy, investment advisers and its fees. You may obtain a Fund prospectus by calling ______________________ or through your insurance agent. We do not guarantee the investment results of the Funds.

Funding Option	Investment Objective	Investment Adviser/Subadviser
Capital Appreciation Fund	Seeks growth of capital through the use of common stocks. Income is not an objective. The Fund invests principally in common stocks of small to large companies which are expected to experience wide fluctuations in price in both rising and declining markets.	Travelers Asset Management International Company LLC (“TAMIC”) Subadviser: Janus Capital Corp.
High Yield Bond Trust	Seeks high current income. The Fund normally invests at least 80% of its assets in below investment-grade bonds and debt securities.	TAMIC
Money Market Portfolio	Seeks high current income from short-term money market instruments while preserving capital and maintaining a high degree of liquidity.	TAMIC
Alliance Variable Product Series Fund, Inc.
Growth & Income Portfolio — Class B	Seeks to achieve reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.	Alliance Capital Management, L.P. (“Alliance”)
Premier Growth Portfolio - Class B	Seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earning momentum.	Alliance Capital Management

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Funding Option	Investment Objective	Investment Adviser/Subadviser
American Century Variable Products, Inc.
VP Ultra Fund	Seeks long-term capital growth by looking for stocks of large companies that the manager believes will increase in time, using a growth investment strategy developed by American Century.	American Century Investment Management, Inc.
American Variable Insurance Series
Global Growth Fund – Class 2	Seeks capital appreciation by investing primarily in common stock of companies located around the world.	Capital Research and Management Company
Growth Fund – Class 2	Seeks capital appreciation by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.	Capital Research and Management Company
Growth-Income Fund – Class 2	Seeks capital appreciation and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.	Capital Research and Management Company
Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio	Seeks long-term growth of capital by investing in equity securities of companies located in or conducting a majority of their business in emerging markets.	Credit Suisse Asset Management, LLC
Delaware VIP Trust
VIP REIT Series – Standard Class	Seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. Under normal circumstances, the Series will invest at least 80% of its net assets in investments of real estate investment trusts (REITS). The Series operates as a nondiversified fund as defined by the Investment Company Act of 1940.	Delaware Management Company, Inc. Subadviser: Lincoln Investment Management, Inc.
Deutsche Asset Management VIT Funds (Scudder)
EAFE® Equity Index Fund	The Fund seeks to replicate, as closely as possible, before the deduction of expense, the performance of the EAFE index, which measures international stock market performance. Under normal circumstances, the Fund intends to invest at least 80% of its assets, determined as the time of purchase, in stocks of companies included in the EAFE index and in derivative instruments.	Bankers Trust Company
Small Cap Index Fund	The Fund seeks to replicate, as closely as possible, before deduction of expenses, the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies. Under normal circumstances, the Fund will invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000 Index and in derivative instruments.	Bankers Trust Company
Dreyfus Variable Investment Fund
Appreciation Portfolio— Initial Shares	Seeks primarily to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. The portfolio invests primarily in the common stocks of domestic and foreign issuers.	The Dreyfus Corporation Subadviser: Faye Sarofim & Co.
Small Cap Portfolio — Initial Shares	Seeks to maximize capital appreciation by investing at least 80% of its assets in the stocks of small-cap companies. Small cap companies are defined as those with market capitalizations of less than $2 billion at the time of purchase.	The Dreyfus Corporation

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Funding Option	Investment Objective	Investment Adviser/Subadviser
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2	Seeks long-term capital growth. Under normal conditions, the Fund will invest at least 80% of its net assets in investments of small capitalization (small cap) companies.	Franklin Advisers, Inc. Subadviser: Templeton Investment Counsel, Inc.
Templeton Foreign Securities Fund – Class 2	Seeks long-term capital growth. Under normal conditions, the Fund will invest at least 80% of its net assets in foreign securities, including emerging markets.	Templeton Investment Counsel, Inc.
Greenwich Street Series Fund
Equity Index Portfolio — Class I Shares	Seeks investment results that, before expenses, correspond to the price and yield performance of the S&P 500 Index. The fund will hold substantially all of the stocks in the S&P 500 Index, with comparable economic sector weightings, market capitalization and liquidity.	Travelers Investment Management Company (“TIMCO”) Subadviser: SBFM
Fundamental Value Portfolio	Seeks long-term capital growth with current income as a secondary objective.	SBFM
Janus Aspen Series
Balanced Portfolio — Service Shares	Seeks current income and long-term growth of capital, consistent with preservation of capital and balanced by current income. It pursues its objective by normally investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. This Portfolio normally invests at least 25% of its assets in fixed-income securities.	Janus
Global Technology Portfolio — Service Shares	Seeks long-term growth of capital. It pursues its objective by investing primarily in equity securities of US and foreign companies selected for their growth potential. Normally, it invests at least 65% of its total assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology.	Janus
Worldwide Growth Portfolio — Service Shares	Seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.	Janus
PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income instruments of varying maturities.	Pacific Investment Management Company
Pioneer Variable Contracts Trust
Pioneer Mid-Cap Value VCT Portfolio — Class II Shares	Seeks capital appreciation by investing in a diversified portfolio of common stocks of mid-size companies the manager believes are selling at substantial discounts to their underlying values and then holds these securities until the market values reflect the intrinsic values.	Pioneer Investment Management, Inc.
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	Seeks capital appreciation. The Fund seeks its goal by investing mainly in common stocks of companies outside the United States.	Putnam Investment Management, Inc. (“Putnam”)

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Funding Option	Investment Objective	Investment Adviser/Subadviser
Putnam VT Small Cap Value Fund — Class IB Shares	Seeks capital appreciation. The Fund seeks its goal by investing at least 80% of its net assets in small companies of a size similar to those in the Russell 2000 Value Index.	Putnam
Putnam VT Voyager II Fund — Class IB Shares	Seeks capital appreciation. The Fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.	Putnam
Salomon Brothers Variable Series Fund Inc.
Capital Fund	Seeks capital appreciation through investments primarily in common stock, or securities convertible to common stocks, which are believed to have above-average price appreciation potential and which may also involve above-average risk.	Salomon Brothers Asset Management (“SBAM”)
Investors Fund	Seeks long-term growth of capital. Current income is a secondary objective.	SBAM
Strategic Bond Fund	Seeks high level of current income. As a secondary objective, the Portfolio will seek capital appreciation.	SBAM
Total Return Fund	Seeks above-average income (compared to a portfolio invested entirely in equity securities). Secondarily, seeks opportunities for growth of capital and income.	SBAM
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	Seeks capital appreciation by investing principally in common stock, with emphasis on medium-sized and smaller emerging growth companies.	Travelers Investment Advisers (“TIA”) Subadviser: AIM Capital Management, Inc.
Alliance Growth Portfolio	Seeks long-term growth of capital by investing predominantly in equity securities of companies with a favorable outlook for earnings and whose rate of growth is expected to exceed that of the U.S. economy over time. Current income is only an incidental consideration.	TIA Subadviser: Alliance Capital Management L.P.
MFS Total Return Portfolio	Seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. Generally, at least 40% of the Portfolio’s assets will be invested in equity securities.	TIA Subadviser: Massachusetts Financial Services Company (“MFS”)
Smith Barney Aggressive Growth Portfolio	Seeks capital appreciation investing primarily in common stocks of companies that are experiencing, or have the potential to experience, growth of earnings, or that exceed the average earnings growth rate of companies whose securities are included in the S&P 500.	SBFM
Smith Barney International All Cap Growth Portfolio	Seeks total return on assets from growth of capital and income by investing at least 65% of its assets in a diversified portfolio of equity securities of established non-U.S. issuers.	SBFM
Smith Barney Large Cap Growth Portfolio	Seeks long-term growth of capital by investing in equity securities of companies with large market capitalizations.	SBFM
Van Kampen Enterprise Portfolio	Seeks capital appreciation through investment in securities believed to have above-average potential for capital appreciation. Any income received on such securities is incidental to the objective of capital appreciation.	SBFM Subadviser: Van Kampen Asset Management, Inc.
Travelers Series Trust
Convertible Securities Portfolio	Seeks current income and capital appreciation. Normally, the Fund invests at least 80% of its assets in convertible securities. The Fund invests in companies of any size or industry and some of these securities may have a lower rating (junk bonds) or may be unrated.	TAMIC

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Funding Option	Investment Objective	Investment Adviser/Subadviser
Disciplined Mid Cap Stock Portfolio	Seeks growth of capital. Normally the fund invests at least 80% of its assets in equity securities of companies with mid-size market capitalizations. Mid-size market capitalization companies are defined as those with a market capitalization similar to those companies in the S&P Mid Cap 400 Index.	TAMIC Subadviser: TIMCO
Equity Income Portfolio	Seeks reasonable income. Normally, the Fund invests at least 80% of its assets in equity securities. The Fund primarily invests in income-producing securities. The Fund’s subadviser may also invest the Fund’s assets in other types of equity securities and debt securities, including lower-quality debt securities.	TAMIC Subadviser: Fidelity Management & Research Company (“FMR”)
Large Cap Portfolio	Seeks long-term growth of capital. Normally, the Fund invests at least 80% of its assets in securities of companies with large market capitalizations. The subadviser generally defines large market capitalization companies as those whose market capitalization is similar to that of companies in the S&P 500 or the Russell 1000.	TAMIC Subadviser: FMR
Lazard International Stock Portfolio	Seeks capital appreciation. The Fund normally invests at least 80% of its assets in equity securities. The Fund’s subadviser invests primarily in non-U.S. domiciled companies located in developed markets that the subadviser believes are undervalued, based on their return on total capital or equity. The Fund may invest in companies of any size or industry.	TAMIC Subadviser: Lazard Asset Management
MFS Emerging Growth Portfolio	Seeks long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental.	TAMIC Subadviser: MFS
MFS Mid Cap Growth Portfolio	Seeks to obtain long-term growth of capital. Normally the Fund invests at least 80% of its assets in equity securities of medium-sized companies. Medium-sized market capitalization companies are those with market capitalizations of at least $250 million but not exceeding the top range of the Russell MidCap Growth Index.	TAMIC Subadviser: MFS
MFS Research Portfolio	Seeks to provide long-term growth of capital and future income.	TAMIC Subadviser: MFS
Travelers Quality Bond Portfolio	Seeks current income, moderate capital volatility and total return.	TAMIC
Social Awareness Stock Portfolio	Seeks long-term capital appreciation and retention of net investment income. Normally, the Fund invests at least 80% of its assets in equity securities. The Fund seeks to invest in companies that our investment screen, and when possible meet the social criteria established for the Portfolio. Social criteria currently excludes companies that derive a significant portion of their revenues from the production of tobacco, tobacco products, alcohol, or military defense systems, or in the provision of military defense related services or gambling services.	SBFM
U.S. Government Securities Portfolio	Seeks highest credit quality, current income and total return. Normally, the Fund invests at least 80% of its assets in securities issued, guaranteed or otherwise backed by the U.S. Government, its instrumentalities and agencies.	TAMIC
Variable Insurance Products Fund II
Asset Manager Portfolio — Initial Class	Seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term fixed-income instruments.	Fidelity Management & Research Company (FMR)
Contrafund Portfolio — Service Class 2	Seeks long-term capital appreciation by investing primarily in common stocks of companies whose value the advisor believes is not fully recognized by the public.	FMR
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2	Seeks long-term growth of capital and income by investing primarily in income-producing equity securities, including common stocks and convertible securities.	FMR

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Voting Rights

The Company is the legal owner of Fund shares. However, we believe that when a Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain instructions on how to vote Fund shares from Policy Owners who have chosen the corresponding Investment Option. Accordingly, we will send you proxy materials and voting instructions. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Policy Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Policy Owners.

Conflicts of Interest

The Funds may also be available to separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to qualified plans. Due to differences in redemption rates, tax treatment or other considerations, the interest of various shareholders participating in a Fund could conflict. Each will be monitored for the existence of any material conflicts by its Board of Directors to determine what action, if any, should be taken. The prospectuses for the Funds have more details.

The Fixed Account

(may not be available in all states)

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

You may allocate some of your Net Premium Payments and transfer some of your Contract Value to the Fixed Account (subject to certain restrictions (see Transfers). We credit the portion of Contract Value allocated to the Fixed Account with interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined at our sole discretion and declared at the beginning of each calendar quarter and guaranteed only for that quarter. The interest rate will be included in your quarterly statements.

Under the Fixed Account, which is part of the Company’s General Account, we assume the risk of investment gain or loss and guarantee a specified interest rate. The investment gain or loss of the Separate Account, the Investment Options or the Funds does not affect the Fixed Account portion of the Policy Owner’s Contract Value. The Fixed Account will not share in the investment performance of our General Account.

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POLICY CHARGES AND DEDUCTIONS

We deduct the charges described below. The charges are for services and benefits we provide, costs and expenses we incur, and risks we assume under the Policies. The amount of a charge may not exactly correspond to the costs associated with providing the services or benefits indicated by the designated charge. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expense charges.

The services and benefits we provide include:

    the ability for you to make withdrawals and surrenders under the Policies;
    the ability for you to obtain a loan under the Policies;
    the Death Benefit paid on the death of the Insured;
    making available a variety of Investment Options and related programs (including dollar-cost averaging and portfolio rebalancing);
    administration of the various elective options available under the Policies; and
    the distribution of various reports to Policy Owners.

The costs and expense we incur include:

    expenses associated with underwriting applications, increases in the Stated Amount;
    losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Policies;
    sales and marketing expenses including commission payments to your sales agent; and
    other costs of doing business.

Risks we assume include:

    that the Insured may live for a shorter period of time than estimated resulting in the payment of greater Death Benefits than expected; and
    that the costs of providing the services and benefits under the Policies will exceed the charges deducted.

Charges Against Premium

We deduct certain charges from each Premium Payment you make before we allocate that Premium Payment (Net Premium Payment) among the Investment Options and the Fixed Account.

    Front-End Sales Expense Charge: We deduct a front-end sales charge from each Premium Payment received. This charge helps us defray our costs for sales and marketing expenses, including commission payments to your sales agent. The Sales Expense Charge is summarized in the chart below.
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	SALES EXPENSE CHARGES ON A CURRENT BASIS		SALES EXPENSE CHARGES ON A GUARANTEED BASIS

POLICY YEARS	Up to Target Premium	Above Target Premium	Up to Target Premium		Above Target Premium

Year 1	10%	6.8%		12%	8%
Year 2	10%	6.4%		12%	8%
Year 3	8%	6.0%		12%	8%
Year 4	8%	5.5%		12%	8%
Year 5	8%	4.5%		12%	8%
Years 6 & 7	8%	3.5%		12%	8%
Years 8+	3.5%	3.5%		12%	8%

Currently, 2.25% of the Sales Expense Charge is designed to compensate the Company for state premium taxes owed by the Company associated with the receipt of Premium, which cost is borne by the Policy Owner. These taxes vary from state to state and currently range from 0.75% to 3.50%. Because there is a range of premium taxes, a Policy Owner may pay a premium charge that is higher or lower than the premium tax actually assessed or not assessed against the Company in his or her jurisdiction. Likewise, 1.25% of the Sales Expense Charge is designed to compensate us for federal taxes associated with the receipt of Premium, which cost is borne by the Policy Owner.

Charges Against Contract Value

Monthly Deduction Amount: Several charges are combined in the Monthly Deduction Amount, which we deduct pro rata from each of the Investment Option’s values attributable to the Policy and the Fixed Account. We deduct the amount on the first day of each Policy Month (the Deduction Date). The dollar amount of the Monthly Deduction Amount will vary from month to month. The Monthly Deduction Amount consists of (1) the Cost of Insurance Charge, (2) the Policy Administrative Expense Charge and (3) charges for any Riders. These are described below.

    Cost of Insurance Charge: The cost of insurance charge is the primary charge under your Policy for the life insurance protection (Coverage Amount) we provide you. The Coverage Amount is equal to the Amount Insured less the Contract Value. Like other policy charges, we may profit from the cost of insurance charge and may use these profits for any lawful purpose such as the payment of distribution and administrative expenses. The amount of the cost of insurance charge depends on: (1) the amount of life insurance coverage; (2) the Contract Value of your Policy on the date of the deduction and (3) the current cost per dollar for insurance coverage.
    There are maximum or guaranteed cost of insurance rates associated with your Policy that are shown on the Policy Summary page of your Policy. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables or the 1980 Commissions Ordinary Mortality Table B, which are used for unisex cost of insurance rates. The rates are also based on the age, gender and risk class of the Insured.
    The current cost of insurance rates are based on the age, risk class and gender (unless unisex rates are required) of the Insured. The current rates are lower than the guaranteed rates and they will never exceed the guaranteed rates in the future. We will base any future changes in these rates only on our future expectations as to mortality, expenses and persistency. Nothing in the Policy will be affected by our actual mortality and expenses experienced under Policies issued. We will determined the current rates for the Initial Stated Amount and for each increase to the Stated Amount at the start of each Policy Year and will guarantee them for that Policy Year. Any change that we make in the current rates will be on a uniform basis for insureds of the same age, sex, duration and rate class.
    Policy Fee: A $5.00 fee.
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    Monthly Per $1,000 Sales Charge: A sales expense charge of $0.10 per $1,000 of Stated Amount for the first 20 Policy Years. For purposes of this charge an increase in Stated Amount is considered a new policy.
    Charges for Riders: The Company will include a supplemental benefits charge in the Monthly Deduction Amount if you have elected any Riders for which there is a charge. The amount of this charge will vary depending upon the actual Rider selected.

Surrender Charges: There is no surrender charge.

Charges Against the Separate Account
(not assessed on Contract Values in the Fixed Account)

Mortality and Expense Risk Charge: We deduct a daily charge for mortality and expense risks from the assets in the Investment Options. The mortality risk assumed under the Polices is that the Insured may not live as long as expected. The expense risk charge assumed is that the expenses incurred in issuing and administering the Policies may be greater than expected. In addition, a portion of the mortality and expense risk charge may be used to pay sales commissions and expenses.

Policy Years	M&E Charge on a Current Basis (annual)	M&E Charge on a Guaranteed Basis (annual)
1-25	0.20%	0.75%
Years 25+	0.05%	0.75%

Fund Charges

Fund charges are not direct charges under the Policy. When you allocate money to the Investment Options, the separate account purchases shares of the corresponding Funds at net asset value. The net asset value reflects investment advisory fees and other expenses already deducted from the Funds. See the “Fee Tables” section in this prospectus and the Fund company prospectuses for information on the Fund charges.

Modification, Reserved Rights and Other Charges

We may offer the Policy in arrangements where an employer or trustee will own a group of policies on the lives of certain employees, or in other situations where groups of policies will be purchased at one time. We may reduce or eliminate the mortality and expense risk charge, sales or surrender charges and administrative charges in such arrangements to reflect the reduced sales expenses, administrative costs and/or mortality and expense risks expected as a result of sales to a particular group.

We will not reduce or eliminate the withdrawal charge, mortality and expense risk charge or the administrative charge if the reduction or elimination will be unfairly discriminatory to any person.

We reserve the right to charge for transfers, Dollar Cost Averaging, illustrative reports and to charge the assets of each Investment Option for a reserve of any income taxes payable by the Company on the assets attributable to that Investment Option.

We sell the Policies through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the Policies. You do not directly pay these commissions. We intend to recover commissions, marketing, administrative and other expenses and cost of Policy benefits through the fees and charges imposed under the Policies. See “Distribution.”

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Policy Description

Travelers Life & Annuity Corporate Owned Variable Universal Life Insurance III is both an insurance product and a security. The Policy is first and foremost a life insurance Policy with death benefits, cash values and other features traditionally associated with life insurance. The Policy is a security because the Contract Value and, under certain circumstances, the Amount Insured and Death Benefit may increase or decrease to reflect the performance of the Funds and/or the Fixed Account that you direct your Net Premium Payments to. The Policy is non-participating, which means the Company will not pay dividends on the Policy.

Applying for a Policy

To purchase a Policy, an application on the Insured must be submitted to us with information that includes:

    Requested Stated Amount (minimum of $50,000);
    Death Benefit Option;
    Beneficiary;
    Investment Option selections; and
    Rider selections.

Policies generally will be issued only on the life of an Insured between the ages of [0 and 85]. We will then follow certain underwriting procedures designed to determine the insurability of the proposed Insured and may require medical examinations and additional information about the proposed Insured before the application is approved. A Policy will be issued only after the underwriting process is completed to our satisfaction (Issue Date). Your Policy becomes effective once we approve your application and receive the first Premium Payment (Policy Date). The Policy Date is the date we use to determine all future transactions on the Policy (e.g., deduction dates, policy years). If you pay your initial premium with your application, we will deposit that premium in a non-interest bearing account during the underwriting period.

We reserve the right to reject an application for any reason subject to the requirements imposed by law in the jurisdiction where the requested insurance Policy was to be issued and delivered. If the application is declined or cancelled, the full amount paid with the application will be refunded. We may apply increased charges for the underwriting classification of a proposed Insured.

Right to Cancel (free look period)

You may cancel this Policy by mailing it or delivering it to the Company or to the agent who sold you the Policy. You must return the Policy by the latest of:

(1)	10 days after delivery of the Policy to the Owner

(2)	45 days after the date the Policy application was signed

(3)	10 days after Notice of the Right to Cancel has been mailed or delivered to the Owner

(4)	or later if required by state law.

Depending on state law, we will refund either:

(1)	all premiums paid less any loans, or

(2)	the Contract Value of the Policy on the date we receive the returned Policy, plus any charges that were deducted, less any loans.

We will make the refund within seven (7) days after we receive your returned Policy.

Normally, during the free look period, we allocate Net Premiums to the Investment Options and the Fixed Account you selected. Some states do not permit the allocation of Net Premiums to the Investment Options during the free look period in which case, the Net Premiums are allocated to the money market option.

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Tax Free ‘Section 1035’ Exchanges

You can generally exchange one life insurance policy for another in a ‘tax-free exchange’ under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).

Ownership/Policy Rights

The Policy Owner is the person who has the right to exercise all of the rights and options under the Policy, and to make changes to the Policy while the Insured is alive. Usually, the person who is buying the Policy is also the Policy Owner. However, in some instances, the Policy Owner can be an entity such as a trust or someone other than the person who is buying the Policy. In either situation, the Policy Owner may exercise certain rights that are described below. Some changes to the Policy require additional underwriting approval.

    Assigning the Policy

    The Policy Owner may assign the Policy as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment. Assigning the Policy may have tax consequences. See “Tax Treatment of Policy Benefits.” You should consult a tax adviser before assigning the Policy.

    Receiving the Maturity Benefit

    If the Insured is living on the Maturity Date, we will pay you the Contract Value of the Policy as of the Maturity Date, less any:

1.	Outstanding loan;

2.	Monthly Deduction Amount due but not paid; and

3.	Amount payable to an assignee under a collateral assignment of the Policy.

    Upon maturity, insurance ends and we have no further obligation under the Policy.

    Changing or revoking a Beneficiary

    The Beneficiary is named in the Policy application and is the person who receives the Death Benefit when the Insured dies. More than one Beneficiary may be named and you may make your Beneficiary designation irrevocable. When the Insured dies, if no Beneficiary is alive, the Death Benefit will be paid to you, if you are alive, otherwise to your estate.

    Unless you irrevocably named the Beneficiary, you may name a new Beneficiary while the Insured is living and while your Policy is in force by writing us at our Home Office. Subject to our receipt of the change, any change in beneficiary will be effective on the date you sign the notice of change regardless of whether the Insured has died at the time we receive the notice; however, we will have no further responsibility if we made any payment before we receive the notice of change.

    Decreases in the Stated Amount of Insurance

    You may request a decrease in the Stated Amount after the first Policy Year, provided that the Stated Amount after any decrease is not less than the minimum amount of $50,000. For purposes of determining the Cost of Insurance charge, a decrease will reduce the Stated Amount in the following order:

1.	against the most recent increase in the Stated Amount;

2.	to other increases in the reverse order in which they occurred; and

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3.	to the initial Stated Amount.

    A decrease in Stated Amount in a substantially funded Policy may cause a cash distribution that is included in your gross income.

    Changing the Death Benefit Option

    After the first Policy Year, if the Insured is still alive you may change the Death Benefit Option by sending a written request to the Company. The Stated Amount will be adjusted so the Coverage Amount remains level. There is no other direct consequence of changing a Death Benefit option, except as described under “Tax Treatment of Policy Benefits.” However, the change could affect future values of the Coverage Amount. The Cost of Insurance Charge, which is based on the Coverage Amount, may be different in the future. The following changes in Death Benefit Options are permissible: Options 1-2, Options 2-1 and Options 3-1.

    If the option if changed from Option 1 to Option 2, the Stated Amount will be reduced by the amount of the Contract Value at the time of the change. If the option is changed from Option 2 to Option 1, the Stated Amount will be increased by the amount of the Contract Value at the time of the option change. If the option is changed from Option 3 to Option 1 the Stated Amount will be increased by the amount of accumulated premiums paid at the time of the option change.

    It is not permitted to change from Option 3 to Option 2, from Option 1 to Option 3 and from Option 2 to Option 3.

    Increases in the Stated Amount (requires additional underwriting approval)

    You may request an increase to the Stated Amount after the first Policy Year and prior to the Policy Anniversary on which the Insured is age 86. We will require you to submit a new application and evidence of insurability. We will not allow a requested increase to the Stated Amount for less than the Minimum Increase Amount shown on your Policy Summary page. The increase will be effective on the date shown on the supplemental Policy Summary that we will send you. Your cost of insurance will increase commensurate with the increase in the Stated Amount and in consideration of the attained age of the Insured at the time the increase is requested. The effective date of any increase in Stated Amount will generally be the Deduction Date next following either the date of a new application or, if different, the date requested by the applicant.

Written requests for changes should be sent to the Company’s Home Office at One Cityplace, Hartford, Connecticut, 06103-3415. The Company’s telephone number is (860) 277-0111. Some of these changes may have tax consequences. You should consult a tax adviser before requesting any of these changes.

Policy Changes

Addition and Substitution of Funds. If the use of a separate account or of an Investment Option is no longer possible, or in our judgment becomes inappropriate for the purposes of the Policy, we may substitute another separate account or Investment Option without your consent. The new Investment Option may have higher fees and charges than the one it replaced, and may not necessarily be available to all classes of Policies. We will not substitute Investment Options without notice to you and without prior approval of the SEC and of the insurance commissioner of the state where this Policy is issued for delivery, to the extent required by law. We also may add other Investment Options under the Policy.

Premiums

Amount, Frequency and Duration of Premium Payments

The Policy allows you to choose the amount and frequency (e.g., monthly, semi-annually, annually) of your Premium Payments within certain guidelines (Planned Premium). The amount of your Premium Payment will vary based on factors including, the age, sex and rating classification of the Insured.

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Prior to the Maturity Date, you may request a change in the amount and frequency of your planned Premium Payments and also make unscheduled Premium Payments as long as receipt of such payments or change would not disqualify the Policy as life insurance under applicable federal tax laws. We reserve the right to require evidence of insurability before we accept any additional Premium Payment that would increase insurance coverage

You may make Premium Payments by:

    mailing a check, payable to The Travelers: to One Cityplace, Hartford, CT 06103-3415; or
    or by direct checking account deductions (you must complete a pre-authorization collection form).

If you do not make your Planned Premium Payment on schedule, your policy may lapse. In addition, even if you make your Planned Premiums on schedule, your Policy may lapse if the Cash Surrender Value of the Policy is insufficient to cover the Monthly Deduction Amount. In either of these cases, before your Policy lapses your Policy will be in default and a Grace Period will begin. Thirty days after the default happens we will send you a lapse notice stating the amount due to keep the Policy in effect and the date by which you must pay it. If the Insured dies during the Grace Period before you have paid the required premium, we will still pay the Death Benefit under the Policy although we will reduce the Death Benefit proceeds by any Monthly Deduction Amount due and the amount of any outstanding loans.

Allocation of Premium Payments

During the underwriting period, any Net Premium we receive will be placed in a non-interest bearing account. During the Right to Cancel period, normally we will apply the first Net Premium Payment to the Investment Options and Fixed Account in the percentages you indicate on the application (premium allocation instructions). Some states do not allow us to allocate Net Premium Payments to the Investment Options and the Fixed Account during the Right to Cancel Period, in such case we will apply your Net Premium Payments to the money market option during this period and allocate your Net Premium Payments to the Investment Options and the Fixed Account at the end of the Right to Cancel Period.

You may change your premium allocation instructions upon written request to us (or any other notification we deem satisfactory). Any allocation change will be effective on the date we record the change. Any future premiums will be allocated in accordance with the new allocation, unless we receive contrary written instructions.

Unless underwriting is required, we will process a Premium Payment or other transaction on the Valuation Date that we receive a Premium Payment or other transaction request in good order.

Values Under Your Policy

Contract Value

Each Policy has a Contract Value that is used as the basis for determining Policy benefits and charges. On each business day your Policy has a Contract Value, which we use to determine how much money is available to you for loans, surrenders and in some cases the Death Benefit.

A Policy’s Contract Value is the sum of the values held in the Investment Options, the Fixed Account and the Loan Account. A Policy’s Contract Value will change daily, has no guaranteed minimum value and may be more or less than Premiums paid. We calculate the Policy’s Contract Value each day the New York Stock Exchange is open for trading (a Valuation Date). The period between successive Valuation Dates is called a Valuation Period.

Investment Option Valuation

The value of each Investment Option is measured in Accumulation Units. We value each Investment Option on each Valuation Date. Every time you allocate or transfer money to or from an Investment Option we convert that dollar amount into units. The value of an Accumulation Unit for each Investment Option is initially set at $1.00 and may vary among Investment Options and from one Valuation Period to the next. We determine each

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Investment Option’s Accumulation Unit Value (AUV) on each Valuation Date by multiplying the value on the immediately preceding Valuation Date by the corresponding Net Investment Factor (see below) for the Valuation Period just ended. For example, to calculate Monday’s Valuation Date price, we would multiply Friday’s Accumulation Unit Value by Monday’s Net Investment Factor.

The Net Investment Factor is simply an index we use to measure the investment performance of an Investment Option from one Valuation Period to the next. Each Investment Option has a Net Investment Factor for each Valuation Period that may be greater or less than one. Therefore, the value of an Accumulation Unit (and the value of the Investment Option) may increase or decrease.

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We determine the Net Investment Factor for any Valuation Period using the following equation:	a	— c
b

a is:

1.	the net asset value per share of the Fund held in the Investment Option as of the Valuation Date; plus

2.	the per-share amount of any dividend or capital gain distribution on shares of the Fund held by the Investment Option if the ex-dividend date occurs in the Valuation Period just ended; plus or minus

3.	a per-share charge or credit, as we may determine on the Valuation Date for tax reserves; and

b is:

1.	the net asset value per share of the Fund held in the Investment Option as of the last prior Valuation Date; plus or minus

2.	the per-share or per-unit charge or credit for tax reserves as of the end of the last prior Valuation Date; and

c is the applicable Investment Option deduction for the Valuation Period.

The Accumulation Unit Value may increase or decrease. The number of Accumulation Units credited to your Policy will not change as a result of the Investment Option’s investment experience. The separate account will redeem Fund shares at their net asset value, to the extent necessary to make payments under the Policy.

Premium Payments will be credited to your Policy based on the Accumulation Unit Value next determined of the applicable Investment Option after we receive the Premium Payment in good order.

Transfers between Investment Options will result in the addition or reduction of Accumulation Units having a total value equal to the dollar amount being transferred to or from a particular Investment Option. The number of Accumulation Units will be determined by dividing the amount transferred by the Accumulation Unit Value of the Investment Options involved as of the next Valuation Date after we receive your request for transfer at our Home Office.

Fixed Account Valuation

The Fixed Account value on the Policy Date is equal to the portion of the initial Net Premium allocated to the Fixed Account. The Fixed Account value on each subsequent day is equal to the Fixed Account value on the preceding day, plus:

a.	Net Premium payments allocated to the Fixed Account since the preceding day

b.	Amounts transferred to the Fixed Account from the Investment Options and the Loan Account since the preceding day

c.	Interest credited to the Fixed Account since the preceding day,

minus:

d.	Amounts transferred out of the Fixed Account to the Investment Options and the Loan Account since the preceding day

e.	Amounts transferred out of the Fixed Account to pay applicable Deduction Amount charges (the portion of the Deduction Amount charged will be based upon the proportion of the Fixed Account value relative to the Contract Value) since the preceding day

f.	Any transfer charges that have been deducted from the Fixed Account since the preceding day

g.	Any surrender amounts, including applicable surrender charges,that have been deducted from the Fixed Account since the preceding day

h.	Any Stated Amount decrease charges that have been deducted from the Fixed Account since the preceding day.

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Loan Account Valuation

When you borrow money from us using the Policy as collateral for the loan, we transfer the amount of the loan from the Investment Options and the Fixed Account to the Loan Account as collateral for that loan. You may borrow up to 100% of the Policy’s Cash Surrender Value. The value in the Loan Account is charged a fixed rate of interest declared by us that will not exceed 5.00%. We charge this interest in advance at the beginning of each Policy Year. In addition, the value in the Loan Account will be credited, in arrears, with a fixed rate of interest declared by us that will be at least 4% annually. Currently, we credit the value in the Loan Account 4.40% in Policy Years 1-10, 4.50% in Policy Years 11-20 and 4.85% in Policy Years 21 and later.

When we determine a Policy’s Contract Value, the value in the Loan Account (i.e., the amount (adjusted for any repayments or additional Policy loans) we transferred from the Investment Options and the Fixed Account to secure the loan) and the result of any interest charged or credited on such amount, is added together with the values in the Investment Options and the Fixed Account.

Transfers

Transfers of Contract Value

Currently, there is no charge for transfers among the Investment Options, but we reserve the right to restrict the number of free transfers to six times in any Policy Year and to charge $10.00 for each additional transfer. Transfers made through the Dollar Cost Averaging program or Portfolio Rebalancing, which are both described later in this section, are not counted for purposes of the transfer restriction.

We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: (1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or (2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other Policy Owners.

Transfer of Contract Value from the Fixed Account to the Investment Options

Transfers from the Fixed Account must be made within 30 days after your Policy Anniversary or semi-anniversary. We reserve the right to limit the amount transferred from the Fixed Account to the Investment Options to 25%of the Contract Value in the Fixed Account.

Transfer of Contract Value from the Investment Options to the Fixed Account

Transfers to the Fixed Account may not be made prior to the first Policy Anniversary or within 12 months of any prior transfer. We reserve the right to restrict the amount transferred to the Fixed Account to 20% of the portion of the Contract Value attributable to the Investment Options at the end of the prior Valuation Period. We reserve the right to refuse transfers to the Fixed Account if the Fixed Account is greater than or equal to 30% of the Contract Value.

Death Benefit

The Death Benefit under the Policy is the amount paid to the Beneficiary upon the death of the Insured. The Death Benefit will be reduced by any unpaid Monthly Deduction Amount and outstanding Policy loans. All or part of the Death Benefit may be paid in cash or applied to one or more of the payment options described in the following pages.

You may elect one of these Death Benefit options. As long as the Policy remains in effect, the Company guarantees that the Death Benefit under any option will be at least the current Stated Amount of the Policy less any outstanding Policy loan and unpaid Monthly Deduction Amount. The Amount Insured under any option may vary with the Contract Value of the Policy. Under Option 1 (the “Level Option”), the Amount Insured will be

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equal to the Stated Amount of the Policy or, if greater, a specified multiple of Contract Value (the “Minimum Amount Insured”). Under Option 2 (the “Variable Option”), the Amount Insured will be equal to the Stated Amount of the Policy plus the Contract Value (determined as of the date of the Insured’s death) or, if greater, the Minimum Amount Insured.

The Minimum Amount Insured is the amount required to qualify the Policy as a life insurance Policy under the current federal tax law. Under that law, the Minimum Amount Insured equals to a stated percentage of the Policy’s Contract Value determined as of the first day of each Policy Month. The percentages differ according to the attained age of the Insured and the definition of life insurance under Section 7702 selected by you. (Cash Value Accumulation Test or Guideline Premium Cash Value Corridor Test). The Minimum Amount Insured is set forth in the Policy and may change as federal income tax laws or regulations change. The following is a schedule of the applicable percentages for the Guideline Premium Cash Value Corridor Test. For attained ages not shown, the applicable percentages will decrease evenly:

Attained Age of Insured	Percentage
0-40	250
45	215
50	185
55	150
60	130
65	120
70	115
75	105
95+	100

Federal tax law imposes another cash funding limitation on cash value life insurance Policies that may increase the Minimum Amount Insured shown above. This limitation, known as the “guideline premium limitation,” generally applies during the early years of variable universal life insurance Policies.

In the Cash Value Accumulation Test, the factors at the end of a Policy Year are set forth in Appendix C.

The following examples demonstrate the relationship between the Death Benefit, the Cash Surrender Value and the Minimum Amount Insured under Death Benefit Options 1. The examples assume an Insured of age 40, a Minimum Amount Insured of 250% of Contract Value (assuming the preceding table is controlling as to Minimum Amount Insured), and no outstanding Policy loan.

OPTION 1 — Level Death Benefit

In the following examples of an Option 1 Level Death Benefit, the Death Benefit under the Policy is generally equal to the Stated Amount of $50,000. Since the Policy is designed to qualify as a life insurance Policy, the Death Benefit cannot be less than the Minimum Amount Insured (or, in this example, 250% of the Contract Value).

EXAMPLE ONE. If the Contract Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). Since the Death Benefit in the Policy is the greater of the Stated Amount ($50,000) or the Minimum Amount Insured ($25,000), the Death Benefit would be $50,000.

EXAMPLE TWO. If the Contract Value of the Policy equals $40,000, the Minimum Amount Insured would be $100,000 ($40,000 x 250%). The resulting Death Benefit would be $100,000 since the Death Benefit is the greater of the Stated Amount ($50,000) or the Minimum Amount Insured ($100,000).

OPTION 2 — Variable Death Benefit

In the following examples of an Option 2 Variable Death Benefit, the Death Benefit varies with the investment experience of the applicable Investment Options and will generally be equal to the Stated Amount plus the Contract Value of the Policy (determined on the date of the Insured’s death). The Death Benefit cannot, however, be less than the Minimum Amount Insured (or, in this example, 250% of the Contract Value).

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EXAMPLE ONE. If the Contract Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). The Death Benefit ($60,000) would be equal to the Stated Amount ($50,000) plus the Contract Value ($10,000), unless the Minimum Amount Insured ($25,000) was greater.

EXAMPLE TWO. If the Contract Value of the Policy equals $60,000, then the Minimum Amount Insured would be $150,000 ($60,000 x 250%). The resulting Death Benefit would be $150,000 because the Minimum Amount Insured ($150,000) is greater than the Stated Amount plus the Contract Value ($50,000 + $60,000 = $110,000).

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OPTION 3 — Annual Increase Option

In the following examples of an Option 3 Annual Increase Option, the Death Benefit is generally equal to the Stated Amount of $50,000 plus premium payments paid minus partial surrenders, accumulated at the specified interest rates.

EXAMPLE ONE. If the Contract Value of the Policy equals $10,000, the Minimum Amount Insured would be $25,000 ($10,000 x 250%). The Death Benefit ($52,650) would be equal to the Stated Amount ($50,000) plus premium payments ($2,500) aggregated at 6.00% for one year, unless the Minimum Amount Insured ($25,000) was greater.

EXAMPLE TWO. If the Contract Value of the Policy equals $40,000, the Minimum Amount Insured would be $100,000 ($40,000 x 250%). The Death Benefit would be $100,000 since the Death Benefit is greater than the Stated Amount plus premium payments aggregated at 6.00% for one year ($52,650) or the Minimum Amount Insured ($100,000).

Changing the Death Benefit Option

After the first policy year, if the Insured is alive you may change the Death Benefit Option by sending a written request to the Company. The following changes in Death Benefit Options are permissible:

            Option 1-2

            Option 2-1

            Option 3-1

It is not permitted to change from Option 3 to 2; Option 1 to 3, and 2 to 3.

If the Option is changed from Option 1 to Option 2, the Stated Amount will be reduced by the amount of the Contract Value at the time of the change. If the Option is changed from Option 2 to Option 1 the Stated Amount will be increased by the amount of the Contract Value at the time of the Option change. If the Option is changed from Option 3 to Option 1, the Stated Amount will be increased by the amount of accumulated premiums paid at the time of the option change. There is no other direct consequence of changing a Death Benefit option, except as described under “Tax Treatment of Policy Benefits.” However, the change could affect future values of Net Amount At Risk. The cost of insurance charge which is based on the Net Amount At Risk may be different in the future.

Paying the Death Benefit and Payment Options

Death Benefits are payable within seven days after we receive satisfactory proof of the Insured’s death. The amount of Death Benefit paid may be adjusted to reflect any unpaid Monthly Deduction Amount, any Policy loan, any material misstatements in the Policy application as to age or sex of the Insured, and any amounts payable to an assignee under a collateral assignment of the Policy. (See “Assignment”.) If no beneficiary is living when the Insured has died, the Death Benefit will be paid to the Policy Owner, if living, otherwise, the Death Benefit will be paid to the Policy Owner’s estate.

Subject to state law, if the Insured commits suicide within two years following the Issue Date limits on the amount of Death Benefit paid will apply. (See “Limit on Right to Contest and Suicide Exclusion”) In addition, if the Insured dies during the 61-day period after the Company gives notice to the Policy Owner that the Cash Surrender Value of the Policy is insufficient to meet the Monthly Deduction Amount due against the Contract Value of the Policy, then the Death Benefit actually paid to the Policy Owner’s Beneficiary will be reduced by the amount of the Deduction Amount that is due and unpaid. (See “Contract Value and Cash Surrender Value,” for effects of partial surrenders on Death Benefits.)

We will pay policy proceeds in a lump sum, unless you or the Beneficiary selects one of the Company’s payment options. We may defer payment of proceeds which exceed the Contract Value for up to six months from the date of the request for the payment. A combination of options may be used. The minimum amount that may be placed under a payment option is $5,000 unless we consent to a lesser amount. Proceeds applied under an option will no longer be affected by the investment experience of the Investment Options.

The following payment options are available under the Policy:

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      OPTION 1 — Payments of a Fixed Amount

      OPTION 2 — Payments for a Fixed Period

      OPTION 3 — Amounts Held at Interest

      OPTION 4 — Monthly Life Income

      OPTION 5 — Joint and Survivor Level Amount Monthly Life Income

      OPTION 6 — Joint and Survivor Monthly Life Income-Two-thirds to Survivor

      OPTION 7 — Joint and Last Survivor Monthly Life Income-Monthly Payment Reduces on Death of First Person Named

      OPTION 8 — Other Options

We will make any other arrangements for periodic payments as may be agreed upon. If any periodic payment due any payee is less than $50, we may make payments less often. If we have declared a higher rate under an option on the date the first payment under an option is due, we will base the payments on the higher rateWe will pay policy proceeds in a lump sum, unless you or the Beneficiary selects another of the Company’s

Benefits at Maturity

If your Policy is in effect on the Maturity Date, we will pay the Policy’s Contract Value less any Outstanding Loan, any unpaid Monthly Deduction Amount and any amounts payable to an assignee under a collateral assignment of the Policy. We will then have no further obligations under the Policy.

Other Benefits

Exchange Option

Once the Policy is in effect, you may choose during the first 24 months to irrevocably transfer all Contract Value of the Investment Options to the Fixed Account. Upon election of this option, no future transfers to the Investment Options will be permitted. All future premium payments will be allocated to the Fixed Account, No evidence of insurability is required to exercise this option. Cost of insurance rates will be based on the same risk classification as those of the former Policy. Any outstanding Policy Loan must be repaid before we will make an exchange.

Insured Term Rider (Supplemental Insurance Benefits)

You may choose to purchase the Insured Term Rider as an addition to the Policy.

Policy Surrenders

You may withdraw all or a portion of the Cash Surrender Value from the Policy on any day that the Company is open for business. Withdrawing all or a portion of the Cash Surrender Value may have tax consequences. See “Tax Treatment of Policy Benefits.”

Full Surrender

You may surrender the Policy and receive its Cash Surrender Value. (You may request a surrender without the Beneficiary’s consent provided the Beneficiary has not been designated as irrevocable. If so, you will need the Beneficiary’s consent.) The Cash Surrender Value will be determined as of the date we receive the written request at our Home Office. The Cash Surrender Value is the Contract Value, minus any outstanding Policy loans, and any surrender charge. We will pay you within seven (7) days after we receive your request in good order. The Policy will terminate on the date we receive your request.

Partial Surrender

You may request a partial surrender of the Policy. The minimum amount is $500. The amount paid to you will be the net amount requested. We will deduct the net amount surrendered plus any applicable surrender charge

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pro rata from all your selected Investment Options and The Fixed Account, unless you give us other written instructions. When you request a partial surrender, the portion of the Contract Value deducted from the Fixed Account is based on the proportion of the Fixed Account value relative to the Contract Value of the Policy as of the date we receive your request. A deduction greater than this proportionate amount is not permitted. We will pay you within 7 days after we receive your request.

In addition to reducing the Policy’s Contract Value and Amount Insured, partial surrenders will reduce the Death Benefit payable under the Policy. We will reduce the Stated Amount by the amount necessary to prevent any increase in the [Net Amount at Risk/Coverage Amount]. We may require you to return the Policy to record this reduction.

Policy Loans

While the Policy is in force, you may borrow money using the Policy as the only security (collateral) for the loan. A loan that is taken from, or secured by, a Policy may have tax consequences. See “Federal Tax Considerations.”

Loan Conditions

    You may borrow up to 100% of the Policy’s Cash Surrender Value as of the date we receive the written loan request. .
    The loan request must be at least $500, except where state law requires a different minimum.
    To secure the loan, we transfer an amount equal to the loan from the Investment Options and the Fixed Account to the Loan Account. We make the transfer from the Investment Options on a pro rata basis, unless you give us different allocation instructions. The portion of the loan transferred from the Fixed Account is based on the proportion of the Fixed Account value relative to the Contract Value of the Policy as of the date we receive your request. A loan from the Fixed Account in an amount greater than this proportionate amount is not permitted.
    We charge interest on the outstanding amount of your loan(s), and you must pay this interest in advance, at the beginning of each Policy Year. The annual effective loan interest rate charged is 5.00%. Interest not paid when due will be added to the amount of the loan. If you have an Outstanding Loan and request a second loan, we will add the amount of outstanding loan to the loan request. The table below shows the interest rates we will charge.
    Amounts in the Loan Account are guaranteed to earn interest at a rate of at least 4% per year in arrears. Currently, the annual effective loan interest rate credited is 4.40% in years 1-10, 4.50% in years 11-20 and 4.85% in years 21 and later.
    We normally pay the amount of the loan within seven (7) days of our receipt of the written loan request. We may postpone the payment of the loans under certain conditions

    You may repay all or a part of your Outstanding Loans at any time while the Insured is alive by sending the repayment to our Home Office.
    Unless you request otherwise, we will apply any payment that we receive while there is a loan on the Policy as follows: first, towards repayment of any loan interest due; next, towards repayment of the loan principal; and last, as a premium payment to the Policy.
    As you repay the loan, we deduct the amount of the repayment from the Loan Account and credit the payment to the Investment Options in proportion to the loan amount associated with each Investment Option. Also, we will deduct the amount of the repayment from the Loan Account and credit the repayment to the Fixed Account based on the proportion of the Fixed Account value relative to the Policy’s Contract Value as of the date we receive the loan request.
    We will deduct any unpaid loan amount, including interest you owe, from your Contract Value when you surrender the Policy and from the Death Benefit proceeds payable.
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    If any unpaid loan amount, including any interest you owe, equals or exceed the Contract Value, causing the Cash Surrender Value of your Policy to become zero, then your Policy will enter a 31-day grace period. See “Lapse and Reinstatement.”

Effects of Loans

A loan affects the Policy, because we reduce the Death Benefit proceeds and Cash Surrender Value under the Policy by any Outstanding Loan Amount. Repaying the loan causes the Death Benefit proceeds and Cash Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan amount in the Loan Account. The amount is not affected by the performance of the Investment Options and may not be credited with the same interest rates currently accruing on amounts allocated to the Fixed Account. Amounts transferred from an Investment Option to the Loan Account will affect the value in that Investment Option because we credit such amounts with an interest rate we declare, rather than with a rate of return reflecting the investment results of that Investment Option.

There are risks involved in taking a loan, a few of which include an increased potential for the Policy to lapse if projected earnings, taking into account Outstanding Loans, are not achieved. A loan may have tax consequences. See “Tax Treatment of Policy Benefits. You should consult a tax adviser before taking out a loan.

We will notify you (and any assignee of record) if the sum of your loans plus interest you owe on the loans is more than the Cash Surrender Value. If you do not submit a sufficient payment within 31 days from the date of the notice, your Policy may lapse.

Lapse and Reinstatement

Lapse

Generally, if on any Deduction Date, the Cash Surrender Value of your Policy is too low to cover the Monthly Deduction Amount, your Policy will be in default and a grace period will begin. Thirty days after the default happens, we will send you a lapse notice to your last known address that the Policy may terminate. The notice will state the amount due to keep the Policy in effect and the date by which you must pay the amount due.

Grace Period

After the lapse notice is sent, if you do not pay the required amount within 31 days (subject to state law) the Policy will terminate without value, insurance coverage will no longer be in effect, and you will receive no benefits.

As long as there is an outstanding loan, we will treat that portion of any sufficient payment received during the grace period that is less than or equal to the amount of the Outstanding Loan as a repayment of the outstanding loan and not as an additional premium payment unless you request otherwise. Accordingly, we will transfer the assumed loan repayment amount from the Contract Value held in our Loan Account to the Investment Options and/or Fixed Account, thereby increasing the Cash Surrender Value and potentially preventing a lapse.

If the Insured dies during the Grace Period before you have paid the required premium, the Death Benefit will still be payable to the Beneficiary, although we will reduce the amount of the Death Benefit proceeds by the Monthly Deduction Amount due plus the amount of any outstanding loan.

Reinstatement

You may reinstate the Policy within three (3) years from the date on which the Monthly Deduction Amount was last paid if:

(1)	the Policy was not surrendered for cash and it is before the Maturity date;

(2)	you furnish us with acceptable evidence of insurability;

(3)	you pay all past due Monthly Deduction Amounts;

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(4)	you pay Premium Payments equaling the next three Monthly Deduction Amounts;

(5)	you pay the amount of any outstanding loan.

Upon reinstatement, the Policy’s Contract Value will be the amount provided by the Premium Payments you made, plus any Contract Value as of the date of lapse. The effective date of the reinstated policy will be the Deduction Date on or following the date the application for reinstatement is approved by us.

Federal Tax Considerations

The effect of federal income taxes on the economic benefits provided under the Policy depends on a variety of factors, including the tax status of the Policy Owner and the tax treatment of the Policy. This tax treatment is highly complex. The following summary provides a general description of the material federal tax consequences to the Policy owner and Beneficiary of buying, holding and exchanging rights under the Policy. This discussion is only a brief summary and does not purport to be complete or cover all situations and is not intended as tax advice. This discussion is based upon the Company’s understanding of the federal income tax laws as currently interpreted by the Internal Revenue Service (IRS). The Company cannot guarantee that those laws or interpretations will remain unchanged.

It should be understood that this is not an exhaustive discussion of all tax questions that might arise under the Policies. No attempt has been made to address any federal estate tax or state and local tax considerations that may arise in connection with a Policy. For complete information, a qualified tax advisor should be consulted.

Potential Benefits of Life Insurance

Life insurance, including the Policy, is a unique financial instrument with a number of potential tax advantages including:

    Income tax-free death benefits (e.g., the Death Benefit under the Policy may pass to your Beneficiary tax-free)
    Income tax-free growth of policy cash values (e.g., within the Policy, any increase in value based on the Investment Options may be tax-deferred)
    Income tax-free access to cash value through loans and/or withdrawals (e.g., under certain circumstances a Policy Owner may access cash from the Policy without facing tax consequences)

Whether and how these benefits may be utilized is largely governed by Section 7702 of the Internal Revenue Code (IRC), the Tax Equity and Fiscal Responsibility Act of 1982 (TEFRA), the Deficit Reduction Act of 1984 (DEFRA) and the Technical and Miscellaneous Revenue Act of 1988 (TAMRA). All of these federal tax laws were passed to ensure that the tax advantages of life insurance are not abused.

In sum, these federal tax laws, among numerous other things, establish the following:

    A definition of a life insurance contract.
    Diversification requirements for separate account assets.
    Limitations on policy owner’s control over the assets in a separate account.
    Guidelines to determine the maximum amount of premium that may be paid into a policy.
    Limitations on withdrawals from a policy.
    Qualification testing for all life insurance policies that have cash value features.

Tax Status of the Policy

Definition of Life Insurance

In order for this Policy to offer some or all of the tax advantages described above, it must meet the definition of a life insurance contract under Section 7702 of the IRC. Complying with either the cash value accumulation test

36

or the guideline premium test set forth in Section 7702 can satisfy this definition. This Policy uses the guideline premium test. Guidance as to how Section 7702 and the guideline premium test are to be applied, however, is limited. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such Policy would not provide the tax advantages normally described above.

The Company believes that it is reasonable to conclude that the Policy meets the Section 7702 definition of a life insurance contract. The Company reserves the right to make changes in the Policy if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes.

Diversification

In addition to meeting the definition of a life insurance contract in Section 7702 of the IRC, to qualify as life insurance under the IRC, separate account investments (or the investments of a Mutual Fund, the shares of which are owned by separate accounts of insurance companies) underlying the Policy must also be “adequately diversified” pursuant to Section 817(h) of the Code.

Treasury Regulation Section 1.817-5, which was adopted by Treasury to implement section 817(h), generally requires that no more than 55 percent of the value of the total assets of the mutual fund owned by the separate account may be represented by any one (1) investment; no more than 70 percent of such value may be represented by any two (2) investments; no more than 80 percent of such value may be represented by any three (3) investments; and no more than 90 percent of such value may be represented by any four (4) investments. Thus, under this test, the separate account and the mutual funds are generally required to invest a specified portion of its assets in at least five (5) distinct investments. Generally, U.S. Treasury securities are not subject to the diversification test and to the extent that assets include such securities, somewhat less stringent requirements may apply.

The separate account, through the funds, intends to comply with these requirements. Although the Company does not control the funds, the Company intends to monitor the investments of the mutual funds to ensure compliance with these diversification requirements.

Investor Control

In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their policy or contract. In those circumstances, income and gains from the separate account assets would be includable in the variable contract owner’s gross income each year.

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those separate account assets, such as the ability to exercise investment control over the assets. The Treasury has also stated that guidance would be issued by way of regulations or rulings on the “extent to which policyholders may direct their investments to particular Investment Options without being treated as owners of the underlying assets.’’ As of the date of this prospectus, no such guidance has been issued.

Tax Treatment of Policy Benefits

The remaining tax discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.

In General

The Company believes that the Death Benefit under the Policy will be excludable from the gross income of the Beneficiary under section 101(a)(1) of the Code, unless the Policy has been transferred for value and no exception to the transfer for value rules applies. In addition, the Policy Owner will generally not be deemed to be in constructive receipt of the Contract Value, including increments thereof, until there is a distribution. (See discussion of “Modified Endowment Contracts” below.) Depending on the circumstances, the exchange of a policy, a change in the policy’s face amount, a change in the policy’s death benefit option, a payment of an increased level of premiums, a policy loan, a partial or full surrender, a lapse with outstanding Indebtedness, a change in ownership, or an assignment of the policy may have federal income tax consequences. In addition,

37

such actions may have Federal gift and estate, as well as state and local tax consequences that will depend upon the financial situation and other circumstances of each owner or beneficiary. You should consult your tax adviser for further advice on all tax issues.

The tax consequences of distribution from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a “Modified Endowment Contract.”

Modified Endowment Contracts

Special tax considerations apply to “Modified Endowment Contracts” (MEC). A MEC is defined under tax law as any policy that satisfies the present legal definition of a life insurance contract but which fails to satisfy a 7-pay test. A contract fails to satisfy the 7-pay test if the cumulative amount of premiums paid under the contract at any time during the first seven contract years exceeds the sum of the net level premiums that would have been paid on or before such time had the contract provided for paid-up future benefits after the payment of seven level annual premiums. If a material change in the contract occurs either during the first seven contract years, or later, a new seven-year testing period is begun. A decrease to the stated amount of the Policy may cause a retest under the 7-pay test and could cause your Policy to become a MEC. Tax regulations or other guidance will be needed to fully define those transactions that are material changes.

Any policy issued in exchange for a MEC will be subject to the tax treatment accorded to MECs. However, the Company believes that any policy received in exchange for a life insurance contract that is not a MEC will generally not be treated as a MEC if the face amount of the policy is greater than or equal to the death benefit of the policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the policy to become a MEC.

Loans and partial withdrawals from, as well as collateral assignments of, policies that are MECs will be treated as distributions to the policy owner for tax purposes. All pre-death distributions (including loans, partial withdrawals and collateral assignments) from MECs will be included in gross income on an income-first basis to the extent of any income in the policy (the contract value less the policy owner’s investment in the policy) immediately before the distribution.

The law also imposes a 10% penalty tax on pre-death distributions (including loans, collateral assignments, partial withdrawals and complete surrenders) from MECs to the extent they are included in income, unless a specific exception to the penalty applies. The penalty does not apply to amounts which are distributed on or after the date on which the taxpayer attains age 59½, because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer’s life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

If a Policy becomes a MEC distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC could later become taxable as a distribution from a MEC.

For purpose of applying the MEC rules, all MECs that are issued by Travelers (or its affiliates) to the same owner during any calendar year will be treated as one MEC contract for purposes of determining the amount includable in the owner’s gross income at the time of a distribution from any such contract.

The death benefit of a modified endowment contract remains excludable from the gross income of the beneficiary to the extent described above in “Tax Treatment of Policy Benefits.” Furthermore, no part of the investment growth of the cash value of a MEC is includable in the gross income of the owner unless the contract matures, is distributed or partially surrendered, is pledged, collaterally assigned, or borrowed against, or otherwise terminates with income in the contract prior to death. A full surrender of the contract after age 59½ will have the same tax consequences as noted above in “Tax Treatment of Policy Benefits.”

Due to the complexity of the MEC tax rules, a policy owner should consult a qualified tax adviser as to the potential MEC consequences before taking any actions with respect to the Policy.

38

Distributions from Policies Not Classified as Modified Endowment Contracts

Distributions from a policy that is not classified as a modified endowment contract are generally treated as first recovering the investment in the policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the cases of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the policy in the first 15 years after the policy is issued and as a result of that action, a cash distribution to the owner is made by the Company in order for the policy to continue complying with the Section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in Section 7702.

Loans from, or secured by, a policy that is not a MEC are generally not treated as distributions. Instead, such loans are generally treated as indebtedness of the owner. However, the tax consequences of some Policy loans are uncertain. You should consult a tax adviser as to those consequences. Upon a complete surrender or lapse of a policy that is not a MEC, or when benefits are paid at such a policy’s maturity date, if the amount received plus the amount of indebtedness exceeds the total investment in the policy, the excess generally will be treated as ordinary income subject to tax.

Finally, neither distributions (including distributions upon surrender or lapse) nor loans from or secured by, a policy that is not a MEC, are subject to the 10 percent additional tax previously referred to above regardless of when they are made. Certain changes to the policy may cause the policy to become a MEC. Therefore, a policy owner should consult a tax advisor before effecting any change to a policy that is not a modified endowment contract.

Treatment of Loan Interest

If there is any borrowing against the policy, the interest paid on loans may not be tax deductible.

Investment in the Policy

Investment in the policy means (i) the aggregate amount of any premiums or other consideration paid for a policy, minus (ii) the aggregate amount received under the Policy which is excluded from the gross income of the owner (except that the amount of any loan from, or secured by, a policy that is a MEC, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a policy that is a MEC to the extent that such amount is included in the gross income of the owner.

Business Uses of Policy

Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses and the IRS has recently issued new guidelines on split dollar arrangements. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

Other Tax Considerations

The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

39

Insurable Interest

The Owner must have an insurable interest in the life of the Insured in order for the Policy to be valid under applicable state law and for the Policy to be treated as a life insurance Policy for Federal income tax purposes. The laws of the state that govern the Policy determine the existence of an insurable interest. State laws on this subject vary widely, but typically require that the Owner have a lawful and substantial economic interest in the continued life of the person insured, which interest must exist at the time the insurance is procured, but not necessarily at the time of the Insured’s death. If no recognized insurable interest exists in a given situation, the Policy may be deemed void as against public policy under the state law and not entitled to treatment as a life insurance contract for Federal income tax purposes. It is the responsibility of the Owner to determine the existence of insurable interest in the life of the Insured under applicable state law.

The Company’s Income Taxes

The Company is taxed as a life insurance company under federal income tax law. Presently, the Company does not expect to incur any income tax on the earnings or the realized capital gains retained to meet the Company’s obligations under the Policy. Based on these expectations, no charge is being made currently to the income of the Separate Account for Federal income taxes that may be attributable to the separate account. However, the Company may assess a charge against the Investment Options for federal income taxes in the event that the Company incurs income or other tax liability attributable to the separate account under future tax law.

Under present laws, Travelers may incur state and local taxes in certain states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes (including such taxes), if any, attributable to the Separate Account.

Alternative Minimum Tax

Please consult your tax adviser for alternative minimum tax rules as they may impact your Policy.

Other Policy Information

Payment and Suspension of Valuation

You may send your written requests for payment to our Home Office. We ordinarily pay any proceeds, loan amounts, or surrender or partial surrender proceeds in a lump sum within seven days after receipt at our Home Office of all the documents required for such a payment. Other than the Death Benefit proceeds, which we determine as of the date of the Insured’s death, the amount we pay is as of the end of the Valuation Period during which our Home Office receives all required documents. We may pay our Death Benefit proceeds in a lump sum or under an optional payment plan.

Policy Statements

We will maintain all records relating to the separate accounts, the Investment Options and the Fixed Account. At least once each Policy Year, we will send you a statement showing:

    the Contract Value, Stated Amount and Amount Insured;
    the date and amount of each Premium Payment;
    the date and amount of each Monthly Deduction;
    the amount of any outstanding Policy Loan as of the date of the statement, and the amount of any loan interest charged on the Loan Account;
    the date and amount of any partial surrenders and the amount of any partial surrender charges or decrease of Stated Amount charges;
    the annualized cost of any Riders purchased under the Policy; and
    a reconciliation since the last report of any change in Contract Value and Cash Surrender Value.

We will also send any other reports required by any applicable state or federal laws or regulations.

40

Limits on Right To Contest And Suicide Exclusion

The Company may not contest the validity of the Policy after it has been in effect during the Insured’s lifetime for two years from the Issue Date. Subject to state law, if the Policy is reinstated, the two-year period will be measured from the date of reinstatement. Each requested increase in Stated Amount is contestable for two years from its effective date (subject to state law). In addition, if the Insured commits suicide during the two-year period following issue while sane or insane (subject to state law) the Death Benefit will be limited to the premiums paid less (i) the amount of any partial surrender and (ii) the amount of any Outstanding Loan. During the two-year period following an increase, the portion of the Death Benefit attributable to the increase in the case of suicide will be limited to an amount equal to the Deduction Amount paid for such increase (subject to state law) and if the policy is reinstated, the two year period will be measured from the date of re instatement.

Misstatement as to Sex and Age

If there has been a misstatement with regard to sex or age, benefits payable will be adjusted to what the Policy would have provided with the corrected information. You may file proof of age at any time at our Home Office.

Policy Changes

At any time, we may make such changes to your Policy as are necessary to assure compliance with the definition of life insurance prescribed in the Code. We may amend your Policy to conform with any law or regulation issued by any government agency to which it is subject. Only our officers have the right to change the Policy. No agent has the authority to change the Policy or waive any of its terms. Each endorsement, amendment, or rider must be signed by an officer of the Company to be valid.

Once the policy is issued, you may make certain changes. Some of these changes will not require additional underwriting approval; some changes will. Certain requests must be made in writing, as indicated below:

Written Changes Requiring Underwriting Approval:

    increases in the Stated Amount of insurance;

Written Changes Not Requiring Underwriting Approval:

    decreases in the Stated Amount of insurance
    changing the Death Benefit option
    changes to the way your premiums are allocated
    changing the Beneficiary (unless irrevocably named)

Written requests for changes should be sent to the Company c/o Andesa, TPA, Inc.

Distribution

Travelers Distribution LLC serves as the principal underwriter of the Policies, which are offered on a continuous basis. Travelers Distribution LLC is affiliated with both insurance companies, and is also located at One Tower Square, Hartford CT. Travelers Distribution is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

The Policies will be sold by life insurance sales representatives, who are registered representatives of the Company, or certain other registered broker-dealers, who have entered into distribution agreements with Travelers Distribution. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.

The maximum commission payable by the Company for distribution to the broker-dealer will not exceed 40% of the premium paid in the first Contract Year or 15% of premiums paid in Contract Years 2-4. After Contract Year 4, the maximum commission will not exceed 10% of premiums paid plus 0.50% of the current Contract Value. In addition, Tower Square Securities, Inc., an affiliated broker-dealer of the Company may receive additional incentive payments from the Company and may be compensated by the Company for certain expenses relating

41

to the sale of the policies. The Company and Travelers Distribution LLC may receive distribution and/or service fees (12b-1 fees) deducted from certain Fund’s assets as compensation for providing distribution and/or shareholder support services for the Fund. From time to time, the Company may also pay or permit other promotional incentives, in cash, credit or other compensation.

Emergency Procedure

We reserve the right to postpone any surrender, partial surrender, policy loan, or payment of death benefit proceeds for a period not to exceed 12 months, if in our reasonable judgment, such postponement is necessary for the orderly liquidation of assets invested in an Investment Option. Furthermore, we may postpone any payment involving a determination of Contract Value in any case whenever:

    (1)   the New York Stock Exchange or any stock exchange in which an Investment Option invests is closed (except for customary weekend and holiday closings) or trading on the New York Stock Exchange or other stock exchange is restricted as determined by the SEC or equivalent authority; or

    (2)   in our reasonable judgment, we determine that a state of emergency exists so that valuation of the assets in an Investment Option or disposal of securities is not reasonably practicable.

Allocations and transfers to, and deductions and transfers from, an Investment Option may be postponed as described in (1) and (2) above. We reserve the right to suspend or postpone the date of any payment of any benefit or values (including the payments of cash surrenders and policy loans) for up to six months when policy values are being withdrawn from the Fixed Account.

Legal Proceedings

There are no pending legal proceedings affecting the Separate Account or the principal underwriter. There are no pending legal proceedings against the Company likely to have a material adverse effect on the ability of either Company to meet its obligations under the Contract.

Financial Statements

We have included the Company’s financial statements and the Separate Account’s financial statements in the applicable Statement of Information.

Experts

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2002 and 2001, and for each of the years in the three-year period ended December 31, 2002, have been included in the Statement of Additional Information and in the registration statement in reliance upon the reports of [ ], independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports covering the December 31, 2002 financial statements and schedules of The Travelers Insurance Company refer to changes in accounting for derivative instruments and hedging activities and for securitized financial assets.

The financial statements of the Travelers Fund UL III for Variable Life Insurance as of December 31, 2002, and for each of the years in the three-year period ended December 31, 2002, have been included in the Statement of Additional Information and in the registration statement in reliance upon the reports of [ ] , independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

42

APPENDIX A
Glossary of terms used throughout this prospectus

Accumulation Unit — a standard of measurement used to calculate the value of the Investment Options.

Age — the Insured’s age as of his or her last birthday.

Amount Insured — Under Option 1, the Amount Insured will be equal to the Stated Amount of the Policy or, if greater, a specified multiple of Contract Value (the “Minimum Amount Insured”). Under Option 2 the Amount Insured will be equal to the Stated Amount of the Policy plus the Contract Value (determined as of the date of the Insured’s death) or, if greater, the Minimum Amount Insured. Under Option 3, the Amount Insured will be equal to the Stated Amount of the Policy, plus Premium Payments minus any partial surrender.

Andesa, TPA, Inc. — The third party administrator for this product, located at 1605 North Cedar Crest Blvd., Suite 502, Allentown, PA, 18104-2351.

Beneficiary (ies) — the person(s) named to receive the Death Benefit of this Policy after the death of the Insured.

Cash Surrender Value — the Contract Value less any Outstanding Policy Loans.

Contract Value — the sum of the accumulated value held in the Investment Options plus the Loan Account value and the Fixed Account value attributable to the Policy.

Code — The Internal Revenue Code.

Company (Issuing Company) The Travelers Insurance Company

Company’s Home Office — the principal executive offices located at One Cityplace, Hartford, Connecticut 06103-3415.

Cost of Insurance Charge — A charge that reflects the anticipated mortality of the Insured.

Coverage Amount – the Amount Insured less the Contract Value.

Death Benefit — the amount payable to the Beneficiary if this Policy is in force upon the death of the Insured.

Deduction Date (or Day) — the day in each Policy Month on which the Monthly Deduction Amount is deducted from the Policy’s Contract Value.

Fixed Account — part of the General Account of the Company.

General Account —An account that consists of the Company’s assets other than those held in any separate account.

Initial Premium Payment — the first Premium Payment made under the Policy.

Insurance Company — The Travelers Insurance Company.

Insured — the person whose life is insured under the Policy.

Investment Options — the segments of the Separate Account to which you may allocate Premium Payments or Contract Value. Each Investment Option invests directly in a corresponding Mutual Fund.

Investment Option Deduction — the charge we deduct from each Investment Option to cover our mortality and expenses risk charges and administrative charges. It is shown on the Policy Summary.

Issue Date — the date on which the Company issues the Policy for delivery to the Policy Owner.

Issuing Company — The Travelers Insurance Company.

Loan Account — an account in the Company’s general account to which we transfer the amount of any Policy Loan, and to which we credit a fixed rate of interest.

Maturity Benefit – An amount equal to the Policy’s Contract Value, less any outstanding loan or unpaid Monthly Deduction Amount or amounts payable to an assignee, payable to the Policy Owner if the Insured is living on the Maturity Date.

A-1

Maturity Date — The anniversary of the Policy Date on which the Insured is age 100.

Minimum Amount Insured — the amount of Death Benefit required for this Policy to qualify as life insurance under federal tax law. It is a stated percentage of Contract Value determined as of the first day of the Policy Month and is shown in the Policy.

Monthly Deduction Amount — the amount of charges deducted from the Policy’s Contract Value, which includes cost of insurance charges, administrative charges, and any charges for benefits associated with any Rider(s).

Net Amount At Risk (Coverage Amount) — the Death Benefit minus the Contract Value at the beginning of each Policy Month.

Net Premium Payment — the amount of each Premium Payment, minus the deduction of any sales expense charges, Premium Taxes or Deferred Acquisition Cost Charges as shown on the Policy Summary.

Outstanding Loan — Amount owed the Company as a result of policy loans including both principal and accrued interest.

Planned Premium — the amount of premium which the Policy Owner chooses to pay to the Company on a scheduled basis, and for which the Company will bill the Policy Owner.

Policy – Travelers Life & Annuity Corporate Owned Variable Universal Life Insurance III, a variable flexible premium life insurance policy.

Policy Anniversary — an anniversary of the Policy Date.

Policy Date — the date on which the Policy, benefits and provisions of the Policy become effective.

Policy Month — twelve one-month periods during the Policy Year, each of which begins on the Policy Date or the Deduction Day.

Policy Owner(s) (you, your or owner) — the person(s) having rights to benefits under the Policy during the lifetime of the Insured; the Policy Owner may or may not be the Insured.

Policy Years — each successive twelve-month period; the first beginning with the Policy Date.

Premium Payment —the amounts you send us to be applied to your Policy.

Riders — supplemental insurance benefits offered under the Policy.

Separate Account — assets set aside by the Company, the investment performance of which is kept separate from that of other assets of the Company.

Stated Amount — the amount selected by the Policy Owner used to determine the Death Benefit, which may be increased or decreased as described in the Policy.

Mutual Fund (or Fund) — a registered open-end management investment company or a series thereof that corresponds to an Investment Option. Each Investment Option invests directly in a Mutual Fund of the same name.

Underwriting Period — the time period from when we receive a completed Application until the Issue Date.

Valuation Date — a day on which the separate account is valued. A Valuation Date is any day on which the New York Stock Exchange is open for trading. The value of Accumulation Units will be determined as of the close of trading on the New York Stock Exchange.

Valuation Period — the period between the close of business on successive Valuation Dates.

A-2

APPENDIX B

ILLUSTRATIONS

The following pages are intended to illustrate how the Contract Value, Surrender Value and Death Benefit can change over time for Policies issued to a ___________________. The illustrations assume that premiums are paid as indicated, no Policy loans are made, no increases or decreases to the Stated Amount are requested, no partial surrenders are made, and no charges for transfers between funds are incurred.

For all illustrations, there are two pages of values. One page illustrates the assumption that the maximum Guaranteed Cost of Insurance Rates, the monthly administrative charge, monthly load per $1,000 of Stated Amount, mortality and expense risk charge, and sales expense charge allowable under the Policy are charged in all years. The other page illustrates the assumption that the current scale of Cost of Insurance Rates and other charges are charged in all years. The Cost of Insurance Rates charged vary by age, sex and underwriting classification and number of years from Policy issue, and the per $1,000 load per Stated Amount varies by age, amount of insurance and smoker/non-smoker classification for current charges. The current illustrations reflect a deduction from each Target Premium of 10% for years 1-2, 8% years 3-7 and 3.5% thereafter. The current illustrations reflect a deduction on all excess premium of 6% in years 1-2, 4% years 3-7 and 3.5% thereafter.

The guaranteed illustrations reflect a deduction from each Target Premium of 12% in all years and 8% on amounts paid in excess of the Target Premium.

The values shown in these illustrations vary according to assumptions used for charges, and gross rates of investment returns. For the first twenty-five policy years the current charges consist of 0.20% mortality and expense risk charge and .05% thereafter. In all policy years, the guaranteed charges consist of a 0.75% mortality and expense risk charge.

The charge for Fund expenses reflected in the illustrations assumes that Contract Value is allocated equally among all Investment Options and that no Policy Loans are outstanding, and is an average of the investment advisory fees and other expenses charged by each of the Funds during the most recent audited calendar year. The Fund expenses for some of the Funds reflect an expense reimbursement agreement currently in effect, as shown in the Policy prospectus summary. Although these reimbursement arrangements are expected to continue in subsequent years, the effect of discontinuance could be higher expenses charged to Policy Owners.

After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 6%, and 12% correspond to approximate net annual rates of ______%, __________% and ________%, respectively on a current basis for years 1-25; and to approximate net annual rates of _____%, ________% and _____% thereafter. On a guaranteed basis the annual gross investment rates of 0%, 6.0% and 12% correspond to approximate net annual rates of ______%, ______% and _______% in all years.

The actual charges under a Policy for expenses of the Investment Options will depend on the actual allocation of Contract Value and may be higher or lower than those illustrated.

The illustrations do not reflect any charges for federal income taxes against Fund UL III, since the Company is not currently deducting such charges from Fund UL III. However, such charges may be made in the future, and in that event, the gross annual investment rates of return would have to exceed 0%, 6% and 12% by an amount sufficient to cover the tax charges in order to produce the Death Benefits, Contract Values and Cash Surrender Values illustrated.

Upon request, the Company will provide a comparable illustration based upon the proposed Insured’s age, sex, underwriting classification, the specified insurance benefits, and the premium requested. The illustration will show average fund expenses or, if requested, actual fund expenses. The hypothetical gross annual investment return assumed in such an illustration will not exceed 12%.

B-1

COLI III

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE POLICY
LEVEL DEATH BENEFIT OPTION
ILLUSTRATED WITH CURRENT CHARGES

Male, Issue Age 55	Face Amount: $1,000,000
Preferred, Non-smoker	Annual Premium: $30,000.00

	Total	Death Benefit			Contract Value			Cash Surrender Value

	Premiums
	With 5%
Year	Interest	0%	6%	12%	0%	6%	12%	0%	6%	12%

1
2
3
4
5
6
7
8
9
10
15
20

These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

2

COLI III
FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE POLICY
LEVEL DEATH BENEFIT OPTION
ILLUSTRATED WITH GUARANTEED CHARGES

Male, Issue Age 55	Face Amount: $1,000,000
Preferred, Non-smoker	Annual Premium: $30,000.00

	Total	Death Benefit			Contract Value			Cash Surrender Value

	Premiums
	With 5%
Year	Interest	0%	6%	12%	0%	6%	12%	0%	6%	12%

1
2
3
4
5
6
7
8
9
10
15
20

These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

3

APPENDIX C

Target Premium Per $1,000 Of Stated Amount All Underwriting Classes
Standard And Preferred Smoker And Non-Smoker

Age	Male	Female	Unisex

20	25.49885	21.35312	24.67777
21	26.25533	22.05852	25.42278
22	27.04281	22.79038	26.19845
23	27.86586	23.54970	27.00937
24	28.72917	24.33773	27.85695
25	29.63486	25.15422	28.74463
26	30.58643	26.00205	29.67441
27	31.58335	26.88113	30.64690
28	32.62452	27.79141	31.66258
29	33.71079	28.73438	32.72066
30	34.84316	29.71150	33.82174
31	36.02088	30.72326	34.96677
32	37.24380	31.77143	36.15529
33	38.51130	32.85823	37.38654
34	39.82501	33.98300	38.66183
35	41.18470	35.14808	39.98270
36	42.59063	36.35310	41.34755
37	44.04142	37.59596	42.75638
38	45.53736	38.87592	44.20922
39	47.07884	40.19069	45.70492
40	48.66485	41.53957	47.24193
41	50.29448	42.92135	48.82045
42	51.96862	44.33684	50.44101
43	53.68801	45.78699	52.10416
44	55.45241	47.27608	53.81251
45	57.26368	48.80417	55.56579
46	59.12431	50.37449	57.36606
47	61.03580	51.99103	59.21574
48	63.00258	53.65371	61.11856
49	65.02827	55.36365	63.07747
50	67.11449	57.12257	65.09434
51	69.26320	58.93024	67.16829
52	71.47047	60.78640	69.29887
53	73.73607	62.68726	71.48414
54	76.05516	64.63067	73.71929
55	78.42689	66.61974	76.00345

C-1

APPENDIX C

Target Premium Per $1,000 Of Stated Amount All Underwriting Classes
Standard And Preferred Smoker And Non-Smoker (continued)

Age	Male	Female	Unisex

56	80.85354	68.65902	78.34017
57	83.34160	70.75893	80.73560
58	85.90006	72.93427	83.20014
59	88.53960	75.19989	85.74576
60	91.26869	77.56483	88.37912
61	94.09169	80.03119	91.10324
62	97.00755	82.59477	93.91915
63	100.01297	85.23864	96.81869
64	103.10493	87.94870	99.79450
65	106.28342	90.71791	102.84656
66	109.56101	93.55528	105.98510
67	112.96034	96.48236	109.23156
68	116.51614	99.53950	112.62104
69	120.26554	102.77254	116.19089
70	124.23658	106.21512	119.96965
71	128.44465	109.89099	123.97439
72	132.88796	113.80393	128.20151
73	137.54435	117.93734	132.63054
74	142.38323	122.27404	137.23573
75	147.39278	126.80803	142.00609
76	152.58944	131.55967	146.95678
77	158.02373	136.57999	152.13912
78	163.78802	141.95257	157.64536
79	169.99253	147.77602	163.58178
80	176.72991	154.13846	170.04077

C-2

APPENDIX D

Cash Value Accumulation Test Factors

Attained Age	Male	Female	Unisex

20	633.148%	730.543%	634.793%
21	614.665%	707.139%	615.976%
22	596.465%	684.397%	597.468%
23	578.511%	662.302%	579.276%
24	560.815%	640.866%	561.389%
25	543.379%	620.044%	543.820%
26	526.258%	599.844%	526.602%
27	509.509%	580.274%	509.766%
28	493.139%	561.313%	493.352%
29	477.198%	542.942%	477.377%
30	461.701%	525.158%	461.850%
31	446.663%	507.942%	446.790%
32	432.102%	491.271%	432.212%
33	418.008%	475.156%	418.110%
34	404.389%	459.577%	404.476%
35	391.242%	444.539%	391.322%
36	378.572%	430.055%	378.643%
37	366.371%	416.121%	366.432%
38	354.629%	402.741%	354.688%
39	343.340%	389.900%	343.405%
40	332.495%	377.582%	332.568%
41	322.076%	365.761%	322.159%
42	312.066%	354.409%	312.160%
43	302.451%	343.485%	302.548%
44	293.213%	332.973%	293.311%
45	284.333%	322.845%	284.430%
46	275.796%	313.076%	275.889%
47	267.583%	303.657%	267.670%
48	259.681%	294.578%	259.759%
49	252.082%	285.825%	252.148%
50	244.777%	277.388%	244.833%
51	237.768%	269.258%	237.808%
52	231.048%	261.433%	231.068%
53	224.616%	253.903%	224.616%
54	218.462%	246.649%	218.462%
55	212.574%	239.650%	212.574%
56	206.935%	232.883%	206.935%
57	201.529%	226.323%	201.529%
58	196.343%	219.953%	196.343%
59	191.366%	213.770%	191.366%
60	186.595%	207.782%	186.595%
61	182.029%	202.001%	182.029%

D-1

APPENDIX D

Cash Value Accumulation Test Factors (continued)

Attained Age	Male	Female	Unisex

62	177.668%	196.446%	177.668%
63	173.510%	191.127%	173.510%
64	169.549%	186.043%	169.549%
65	165.775%	181.178%	165.775%
66	162.175%	176.510%	162.175%
67	158.734%	172.015%	158.734%
68	155.443%	167.672%	155.443%
69	152.296%	163.479%	152.296%
70	149.296%	159.441%	149.296%
71	146.446%	155.571%	146.446%
72	143.754%	151.890%	143.754%
73	141.225%	148.407%	141.225%
74	138.855%	145.126%	138.855%
75	142.252%	142.252%	142.252%
76	140.077%	140.077%	140.077%
77	138.021%	138.021%	138.021%
78	136.067%	136.067%	136.067%
79	134.206%	134.206%	134.206%
80	132.698%	132.698%	132.698%
81	131.020%	131.020%	131.020%
82	129.445%	129.445%	129.445%
83	127.981%	127.981%	127.981%
84	126.623%	126.623%	126.623%
85	120.411%	120.411%	120.411%
86	119.280%	119.280%	119.280%
87	118.211%	118.211%	118.211%
88	117.185%	117.185%	117.185%
89	116.182%	116.182%	116.182%
90	115.177%	115.177%	115.177%
91	114.146%	114.146%	114.146%
92	113.058%	113.058%	113.058%
93	111.887%	111.887%	111.887%
94	110.625%	110.625%	110.625%
95	109.295%	109.295%	109.295%
96	107.982%	107.982%	107.982%
97	106.958%	106.958%	106.958%
98	106.034%	106.034%	106.034%
99	103.603%	103.603%	103.603%

D-2

To learn more about the Policy, you should read the Statement of Additional Information (SAI) dated the same date as this prospectus, which is incorporated by reference into this Prospectus. For a free copy of the SAI or for other Policy inquiries please contact us by writing to Travelers Life & Annuity, One Cityplace, Hartford, CT 06103-3415, call 1-800-842-9406 or access the SEC’s website (http://www.sec.gov).

To obtain free copies of personalized illustrations of death benefits, cash surrender values, and cash values please contact your agent or registered representative. A statement whether and from where information is incorporated by reference into the prospectus as permitted by General Instruction D.

The SAI and additional information about the Registrant can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the Registrant are available on the Commission’s Internet site at http://www.sec.gov and that copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, NW, Washington, DC 20549-0102.

Investment Company Act File Numbers: 811-09215

PART B

Information Required in a Statement of Additional Information

TRAVELERS CORPORATE VARIABLE LIFE
TRAVELERS CORPORATE VARIABLE LIFE 2000
TRAVELERS CORPORATE BENEFIT LIFE
TRAVELERS LIFE & ANNUITY CORPORATE LIFE III

STATEMENT OF ADDITIONAL INFORMATION
(SAI)

dated

May 1, 2003

for

THE TRAVELERS FUND UL III FOR VARIABLE LIFE INSURANCE
(Registrant)

ISSUED BY

THE TRAVELERS INSURANCE COMPANY
(Depositor)

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI contains additional information about the Policies and The Travelers Insurance Company. You should read this SAI in conjunction with the prospectuses for the Flexible Premium Variable Life Insurance Contract dated May 1, 2003.

Copies of the prospectuses may be obtained by writing to [The Travelers Life and Annuity Company, [ ], One CityPlace, Hartford, Connecticut 06183-9061], or by calling 1-800-842-8573 or by accessing the Securities and Exchange Commission’s website at http://www.sec.gov.

1

GENERAL INFORMATION AND HISTORY
The Depositor
State Regulation
The Registrant
The Custodian
UNDERWRITING AND SERVICE AGREEMENTS
Distribution and Principal Underwriting Agreement
Compensation
Distribution and Service Fees (12b-1 fees)
VALUATION OF ASSETS
Investment Options
Cash Value
Accumulation Unit Value
ADDITIONAL INFORMATION ABOUT CHARGES
Special Purchase Plans
Underwriting Procedures
Increases and Decreases in Stated Amount
INDEPENDENT ACCOUNTANTS
PERFORMANCE DATA
FINANCIAL STATEMENTS
EXPERTS
2

GENERAL INFORMATION AND HISTORY

The Depositor. The Travelers Insurance Company (the “Company”) is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company’s Home Office is located at One CityPlace, Hartford, Connecticut 06183, and its telephone number is (860) 277-0111.

The Company is a wholly owned subsidiary of PFS Services Inc., which is an indirect, wholly owned subsidiary of Citigroup Inc. (“Citigroup”), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup’s activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities.

State Regulation. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the Commissioner). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company’s books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

The Registrant. The Travelers Insurance Company sponsors a separate account: The Travelers Fund UL III for Variable Life Insurance (Fund UL III). Fund UL III was established under the laws of Connecticut on January 15, 1999. Fund UL III is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940 and qualifies as a “a separate account.” Separate accounts are primarily designed to keep policy assets separate from other company assets.

The Custodian. The Company holds title to the assets in the Separate Account.

UNDERWRITING AND SERVICE AGREEMENTS

Distribution and Principal Underwriting Agreement. Travelers Distribution LLC (“TDLLC”) serves as principal underwriter for Fund UL III and the Contracts, which are offered on a continuous basis, pursuant to the terms of the Distribution and Principal Underwriting Agreement among Fund UL III, TDLLC and the Company. TDLLC’s principal executive offices are located at One CityPlace, Hartford, Connecticut. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission (SEC) under the Securities Exchange Act of 1934 (the 1934 Act), as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. (NASD). TDLLC is affiliated with the Company and Fund UL. TDLLC, as the principal underwriter and distributor does not receive any fees on the Policies.

TDLLC enters into selling agreements with broker-dealers, including Tower Square Securities, Inc., which is affiliated with the Company and Fund UL III, to distribute (sell) the Contracts. TDLLC and these broker-dealers are registered with the SEC and are members of the National Association of Securities Dealers, Inc. (NASD). Anyone selling the Policies must be a registered representative of a broker-dealer and must also be licensed as an insurance agent to sell variable life insurance products.

Compensation. We pay compensation for the promotion and sale of the Contracts directly to broker-dealers who have selling agreements with TDLLC. Compensation paid on the Policies, as well as other incentives or payments, are not charged directly to the policy owners of the separate account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policies.

The amount of compensation may vary depending on the sales contract but is not expected to exceed the amounts in the following tables:

3

Policy Years	Maximum compensation payable by the Company*

Year 1	40% of premium
Years 2-4	15% of premium
After Year 4	10% of premium plus 0.50% of the current contract value

______________

     *   Tower Square Securities Inc., an affiliated broker-dealer of the Company receives additional incentive payments from the Company relating to the sale of the Policies. From time to time, the Company may pay or permit other promotional incentives in cash, credit or other compensation. In addition, Tower Square Securities, Inc. performs certain services for and incurs certain expenses on behalf of TDLLC.
  _____________________________________________________________

Because sales representatives of Tower Square Securities are also insurance agents of the Company, they are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs offered by the Company. These programs include conferences, seminars, meals, sporting events, theater performances, payments for travel, lodging and entertainment, prizes, and awards, subject to applicable regulatory requirements. Sales of the contracts may help sales representatives qualify for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation.

We may pay certain broker-dealers an additional bonus after the first Policy year for sales by their sales representatives, which may be up to the amount of the basic commission for the particular Policy year. These broker-dealers may share the bonus or other compensation with their sales representatives. In addition, we may reimburse these broker-dealers for portions of their sales expenses.

4

Distribution and Service Fees (12b-1 fees). Certain of the Funds have adopted a Distribution and/or Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 which allows a fund to pay fees (12b-1 fees) to those who sell and distribute fund shares out of fund assets. Some of the Funds pay the Company and/or TDLLC 12b-1 fees for certain distribution and shareholders support services incurred in the performance of the Company and/or TDLLC’s obligations under agreements with the Funds. The Company and Travelers Distribution LLC may receive distribution and/or service fees (12b-1 fees) of up to ____% of average Fund assets. For more information on the 12b-1 fees that Funds may pay, please see the Fund prospectus and the Contract prospectus. In addition, the Advisers for certain Funds may use its management fee revenues, as well as its past profits or other resources as permitted by regulatory rules, to make payments for distribution services to TDLLC, whi ch may in turn pay part or all of such compensation to a broker-dealer of record with whom it has entered into a selling agreement.

VALUATION OF ASSETS

Investment Options: The value of the assets of each Investment Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by “marking to market” (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) “Marking to market” takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

The Contract Value: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of an Investment Option from one valuation period to the next. The net investment factor for an Investment Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Investment Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of an Investment Option is equal to (a) minus (b), divided by (c) where:

                 (a) = investment income plus capital gains and losses (whether realized or unrealized);

                 (b) = any deduction for applicable taxes (presently zero); and

                 (c) = the value of the assets of the Investment Option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. An Investment Option’s investment income includes any distribution whose ex-dividend date occurs during the valuation period.

Accumulation Unit Value. The value of the accumulation unit for each Investment Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Investment Option and takes into account the investment performance, expenses and the deduction of certain expenses.

5

ADDITIONAL INFORMATION ABOUT CONTRACT CHARGES

Special Purchase Plans. We reserve the right to waive all or a part of any fee we charge under the Contract (excluding Fund expenses). Factors we consider include one or more of the following: size and type of group to whom the Contract is issues; amount of expected premiums; relationship with us or an affiliated company, receiving distributions or making transfers from other contracts we or one of our affiliates issue; type and frequency of administrative and sales service provided; or any other factor we determine relevant. Any fee modification will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued.

Underwriting Procedures. The Contract’s cost of insurance depends on the insured’s sex, issue age, risk class and length of time the Contract has been in force. The rates will vary depending on tobacco use and other risk factors. Guaranteed cost of insurance rates are based on the Insured’s attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables. The maximum rates for the tables-rated substandard insureds are based on a multiple (shown in the schedule pages of the Contract) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

The cost of insurance rates, Policy charges, and payment options for Contracts issued in Montana, and perhaps other states are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

Increases and Decreases in Stated Amount.

After the first Policy Year, You may request in writing to change the Stated Amount. When your Stated Amount changes, your policy charges and possibly your Death Benefit will also change. If you increase or decrease your Stated Amount your Contract may become a modified endowment contract (MEC) under federal tax law (please see the Federal Income Taxes section of the Prospectus for more information and consult your tax adviser for information on the impact a modified endowment contract may effect you).

Under some circumstances you will need to provide evidence that the insured(s) is still insurable. Any change in Stated Amount will be effective on either the next or prior Monthly Deduction Date after the change has been approved by us.

When we increase the Stated Amount we issue an additional insurance segment. Each insurance segment has its own issue age, risk class and in certain instances, charges. After an increase in Stated Amount, different cost of insurance rates may apply to different segments of Stated Amount. If this happens we will attribute your Cash Value proportionately to each segment to compute our insurance risk and to calculate the cost of insurance charge. In addition, premiums received after an increase in Stated Amount has been effective will not be added together with premium received before the requested increase for purposes of determining the Sales Expense Charge.

6

INDEPENDENT ACCOUNTANTS

The financial statements of The Travelers Insurance Company as of December 31, 2002 and 2001, and for each of the years in the three-year period ended December 31, 2002, included herein, and the financial statements of The Travelers Fund UL for Variable Life Insurance as of December 31, 2002 and for the year ended December 31, 2002, also included herein, have been included in reliance upon the reports of [KPMG LLP], independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

PERFORMANCE INFORMATION

From time to time, the Company may quote different types of historical performance for the Investment Options of the Separate Account and the Mutual Funds in which they Invest (Funds) in advertisements, sales literature, or reports to current or prospective policyholders. We may quote performance in any manner permitted under the law. Performance information may be shown as a change in a hypothetical owner’s Cash Value or Death Benefits. We may present the average annual and cumulative total returns of the Investment Divisions of the Separate Account and the Funds. The performance information shown will cover different periods of time and will reflect the deduction of certain charges although the performance information will generally not reflect the deduction of the cost of insurance charges.

  Fund Performance: This type of performance discloses the returns of the Funds net of investment management fees and other Fund Company fees and expenses, but is not adjusted for fees and expenses imposed by on the Separate Account (e.g., mortality and expense risk charge) or individual policyholder charges (e.g., surrender charges). If the Separate Account fees and policyholder charges were deducted, returns would be lower.

  Investment Option Performance Adjusted for Separate Account Asset-Based Charges: This type of performance discloses the returns of the Investment Options net of investment fees and other Fund fees and expenses and Separate Account asset-based charges but is not adjusted for individual policyholder charges. If the policyholder charges were deducted, returns would be lower.

We may also compare an Investment Option’s performance to that of other variable life separate accounts or investment products, as well as to generally accepted indices. We may use performance ratings that may be reported in financial publications.

Since it is impossible to predict how the Investment Options or the Funds will perform in the future, no performance quote can show you how investment performance will impact your future actual Policy Values.

7

The following table shows Fund Performance (as explained above) for the corresponding Funds that the Separate Account invests in.

FUND PERFORMANCE

					Average Annual Total Returns
Fund	Inception Date	Monthly Return	Quarterly Return	YTD Return	1 year	3 Years	5 years	10 Years	Since Inception

Aim Capital Appreciation Portfolio	10/10/95	-6.94%	5.56%	-23.88%	23.88%	19.57%	-2.71%	—	1.06%

8

The following table shows Investment Option performance adjusted for separate account asset-based charges (as explained above).

INVESTMENT OPTION PERFORMANCE ADJUSTED FOR SEPARATE ACCOUNT ASSET-BASED CHARGES FOR TRAVELERS CORPORATE VARIABLE LIFE

					Average Annual Total Returns
Fund	Inception Date	Monthly Return	Quarterly Return	YTD Return	1 year	3 Years	5 years	10 Years	Since Inception

Aim Capital Appreciation Portfolio	10/10/95	-6.94%	5.56%	-23.88%	23.88%	19.57%	-2.71%	—	1.06%

INVESTMENT OPTION PERFORMANCE ADJUSTED FOR SEPARATE ACCOUNT ASSET-BASED CHARGES FOR TRAVELERS CORPORATE VARIABLE LIFE 2000

					Average Annual Total Returns
Fund	Inception Date	Monthly Return	Quarterly Return	YTD Return	1 year	3 Years	5 years	10 Years	Since Inception

Aim Capital Appreciation Portfolio	10/10/95	-6.94%	5.56%	-23.88%	23.88%	19.57%	-2.71%	—	1.06%

INVESTMENT OPTION PERFORMANCE ADJUSTED FOR SEPARATE ACCOUNT ASSET-BASED CHARGES FOR TRAVELERS CORPORATE BENEFIT LIFE

					Average Annual Total Returns
Fund	Inception Date	Monthly Return	Quarterly Return	YTD Return	1 year	3 Years	5 years	10 Years	Since Inception

Aim Capital Appreciation Portfolio	10/10/95	-6.94%	5.56%	-23.88%	23.88%	19.57%	-2.71%	—	1.06%

INVESTMENT OPTION PERFORMANCE ADJUSTED FOR SEPARATE ACCOUNT ASSET-BASED CHARGES FOR TRAVELERS CORPORATE VARIABLE LIFE III

9

					Average Annual Total Returns
Fund	Inception Date	Monthly Return	Quarterly Return	YTD Return	1 year	3 Years	5 years	10 Years	Since Inception

Aim Capital Appreciation Portfolio	10/10/95	-6.94%	5.56%	-23.88%	23.88%	19.57%	-2.71%	—	1.06%

10

FINANCIAL STATEMENTS

The financial statements of the Travelers Insurance Company and The Travelers Fund UL for Variable Life Insurance follow this page of the SAI. The financial statements of The Company only bear on the Company’s ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account.

EXPERTS

Actuarial Expert. Actuarial matters have been examined by Mark Reilly, an actuary of the Company, whose opinion has been filed as an exhibit to the registration statement.

Accounting and Auditing Experts. [ ], One Financial Plaza, Hartford, CT 06103 has been selected as independent auditors to examine and report on the fund’s financial statements.

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2002 and 2001, and for each of the years in the three-year period ended December 31, 2002, included herein, and the financial statements of The Travelers Fund UL III for Variable Life Insurance as of December 31, 2002, and for the years ended December 31, 2002 and 2001, also included herein, have been included in reliance upon the reports of [ ], independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports covering the December 31, 2002 financial statements and schedules of The Travelers Insurance Company and subsidiaries refer to changes in accounting for derivative instruments and hedging activities and for securitized financial assets.

The financial statements of the Travelers Insurance Company and The Travelers Fund UL III for Variable Life Insurance follow this page of the SAI. The financial statements of The Company only bear on the Company’s ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account.

11

The Travelers Life Insurance Company
[One CityPlace]
Hartford, Connecticut 06183

L-	May 2003

PART C

Other Information

Item 27.      Exhibits

Exhibit Letter	Description

a.	Resolution of the Board of Directors of The Travelers Insurance Company authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on S-6, File No. 333-71349, filed January 28, 1999.)

b.	Not Applicable.

c.1.	Underwriting Contracts.(Incorporated herein by reference to Exhibit c.1. to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56952, filed February 7, 2003.)

c.2.	Selling Agreement. Filed by amendment.

d.1.	Variable Life Insurance Contracts. (Filed herewith.)

d.2.	Term Insurance Rider. (Filed herewith.)

e.	Application for Variable Life Insurance Contracts. (Filed herewith.)

f.1.	Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement filed on Form N-4, File No. 333-40193, filed November 13, 1997.)

f.2.	By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement filed on Form N-4, File No. 333-40193, filed November 13, 1997.)

g.	Reinsurance Contract. (Incorporated herein by reference to Exhibit g to Post-Effective Amendment No. 4 to the Registration Statement filed on Form N-6 , File No. 333-71349, filed February 14, 2003.)

h.1.	Specimen Participation Agreements. (Incorporated herein by reference to Exhibit h. to Post-Effective Amendment No. 3 to the Registration Statement filed on Form N-6, File No. 333-56952, filed February 7, 2003.)

h.2.	Administrative Contract. (Incorporated herein by reference to Exhibit h.2. to Post-Effective Amendment No. 4 to the Registration Statement filed on Form N-6 , File No. 333-71349, filed February 14, 2003.)

j.	None.

k.	Opinion of counsel as to the legality of the securities being registered. Filed herewith.

l.	Actuarial Opinions. Filed by amendment.

m.	Calculations. Filed by amendment.

n.	Other Opinions. Consent of Independent Auditors. Filed by amendment.

o.	Omitted Financial Statements. Not applicable.

p.	Initial Capital Agreements. Not applicable.

q.	Redeemability Exemption. Filed by amendment.

r.1.	Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Glenn D. Lammey, Marla Berman Lewitus and Kathleen L. Preston. (Incorporated herein by reference to Exhibit r.1. to Post-Effective Amendment No. 4 to the Registration Statement filed on Form N-6 , File No. 333-71349, filed February 14, 2003.)

s.	Organizational Chart. Filed by amendment.

Item 28.      Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Insurance Company

George C. Kokulis	Director, President and Chief Executive Officer

Glenn D. Lammey	Director, Executive Vice President, Chief Financial Officer, Chief Accounting Officer

Kathleen L. Preston	Director and Executive Vice President

Edward W. Cassidy	Senior Vice President

Madelyn J. Lankton	Senior Vice President

Marla Berman Lewitus	Director, Senior Vice President and General Counsel

Brendan Lynch	Senior Vice President

Laura A. Pantaleo	Senior Vice President

David A. Tyson	Senior Vice President

F. Denney Voss	Senior Vice President

David A. Golino	Vice President and Controller

Donald R. Munson, Jr.	Vice President

Mark Remington	Vice President

Tim W. Still	Vice President

Linn K. Richardson	Second Vice President and Actuary

Paul Weissman	Second Vice President and Actuary

Ernest J.Wright	Vice President and Secretary

Kathleen A. McGah	Assistant Secretary and Deputy General Counsel

Item 29.      Persons Controlled by or Under Common Control with the Depositor or Registrant

To be filed in a subsequent amendment.

Item 30.      Indemnification

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes (“C.G.S.”) regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation’s obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlaw ful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by i t is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.      Principal Underwriter

(a)	Travelers Distribution LLC

P.O. Box 990026

Hartford, CT 06199-0026

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Se parate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)	Name and Principal Business Address*	Positions and Offices With Underwriter

	Kathleen L. Preston	Board of Manager

	Glenn D. Lammey	Board of Manager

	William F. Scully III	Board of Manager

	Donald R. Munson, Jr.	Board of Manager, President, Chief Executive Officer and Chief Operating Officer

	Tim W. Still	Vice President

	Anthony Cocolla	Vice President

	John M. Laverty	Treasurer and Chief Financial Officer

	Alison K. George	Chief Compliance Officer

	Ernest J. Wright	Secretary

	Kathleen A. McGah	Assistant Secretary

	William D. Wilcox	Assistant Secretary

* The business address for all the above is: P. O. Box 990026, Hartford, CT 06199-0026

(c)	Travelers Distribution LLC (“TDLLC”), as the principal underwriter and distributor, does not receive any fees on the Policies. The Company pays compensation directly to broker-dealers who have selling agreements with TDLLC.

Tower Square Securities, Inc. provides certain limited services to TDLLC in the course of ordinary business as a principal underwriter to maintain its status as a broker-dealer in good standing with the NASD. Tower Square Securities, Inc. allocates such expenses to TDLLC.

Item 32.      Location of Accounts and Records

(1)	The Travelers Insurance Company

P.O. Box 990026

Hartford, Connecticut 06199-0026

Item 33.      Management Services

   Not Applicable.

Item 34.      Fee Representation

The Company hereby represents that the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this post-effective amendment to this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford, and State of Connecticut, on this 14th day of February, 2003.

         THE TRAVELERS FUND UL III FOR VARIABLE ANNUITIES
      (Registrant)

         THE TRAVELERS INSURANCE COMPANY
      (Depositor)

By:	*GLENN D. LAMMEY

Glenn D. Lammey, Chief Financial Officer, Chief Accounting Officer and Controller

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 14th day of February, 2003.

*GEORGE C. KOKULIS (George C. Kokulis)	Director, President and Chief Executive Officer (Principal Executive Officer)

*GLENN D. LAMMEY (Glenn D. Lammey)	Director, Chief Financial Officer, Chief Accounting Officer (Principal Financial Officer)

*MARLA BERMAN LEWITUS (Marla Berman Lewitus)	Director

*KATHLEEN L. PRESTON (Kathleen L. Preston)	Director

*By:    /s/Ernest J. Wright, Attorney-in-Fact

EXHIBIT INDEX

Exhibit letter	Description	Method of Filing
d.1.	Variable Life Insurance Contracts.	Electronically
d.2.	Term Insurance Rider	Electronically
e.	Application for Variable Life Insurance Contracts.	Electronically
k	Opinion of Counsel as to the legality of the securities being registered.	Electronically